Nationwide/(R)/ VLI
Separate Account-4
December 31, 2004

[LOGO OF THE BEST OF AMERICA/(R)/]]

      America's FUTURE Life Series/SM/


                                                                            2004

                                                                   Annual Report

--------------------------------------------------------------------------------

                                                      [GRAPHIC APPEARS HERE]

                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

VLOB-0161-12/04

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                December 31, 2004

Assets:
 Investments at fair value:
  AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
    542,954 shares (cost $5,940,249) .................................................   $  6,428,574
  AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp)
    33,540 shares (cost $696,620) ....................................................        761,026
  AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev)
    232,046 shares (cost $3,001,201) .................................................      3,406,429
  AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)
    183,842 shares (cost $3,489,370) .................................................      3,634,550
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
    625,145 shares (cost $13,178,533) ................................................     15,053,490
  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A (AlVPSmCapVA)
    177,050 shares (cost $2,669,485) .................................................      2,981,530
  American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
    4,159,629 shares (cost $23,766,795) ..............................................     30,448,486
  American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
    474,221 shares (cost $4,940,081) .................................................      5,003,027
  American Century VP - International Fund - Class I (ACVPInt)
    7,410,584 shares (cost $43,966,927) ..............................................     54,467,791
  American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)
    612,131 shares (cost $5,664,088) .................................................      6,219,256
  American Century VP - Value Fund - Class I (ACVPVal)
    7,753,351 shares (cost $53,360,551) ..............................................     67,841,825
  Baron Capital Funds Trust - Baron Capital Asset Fund:Insurance Shares (BCFTCpAsset)
    458,109 shares (cost $10,649,202) ................................................     12,391,853
  Calvert VS - Social Equity Portfolio (CVSSoEq)
    6,246 shares (cost $98,120) ......................................................        105,813
  Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
    81,516 shares (cost $677,843) ....................................................        908,906
  Credit Suisse Trust - International Focus Portfolio (CSIntFoc)
    183,570 shares (cost $1,456,545) .................................................      1,844,874
  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
    164,377 shares (cost $2,022,400) .................................................      2,202,652
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares (DryMidCapStS)
    75,821 shares (cost $1,230,545) ..................................................      1,335,969
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
    1,384,364 shares (cost $19,642,507) ..............................................     21,582,234
  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
    667,763 shares (cost $16,522,280) ................................................     16,807,601
  Dreyfus Stock Index Fund, Inc.- Initial Shares (DryStkIx)
    11,870,555 shares (cost $320,242,824) ............................................    366,681,451
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
    901,578 shares (cost $28,745,194) ................................................     32,060,119

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
  21,856 shares (cost $846,212) ..........................................................   $    908,123
Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)
  2,008,105 shares (cost $27,618,249) ....................................................     31,828,458
Federated IS - American Leaders Fund II - Primary Shares (FedAmLead)
  15,023 shares (cost $275,202) ..........................................................        310,531
Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
  62,458 shares (cost $344,710) ..........................................................        364,129
Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
  8,172,393 shares (cost $92,972,356) ....................................................     95,371,826
Fidelity/(R)/VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
  3,975,584 shares (cost $82,285,882) ....................................................    100,502,772
Fidelity/(R)/VIP - Growth Portfolio - Service Class (FidVIPGrS)
  3,598,124 shares (cost $109,085,851) ...................................................    114,708,199
Fidelity/(R)/VIP - High Income Portfolio - Service Class (FidVIPHIS)
  5,024,434 shares (cost $32,006,506) ....................................................     35,020,306
Fidelity/(R)/VIP - Overseas Portfolio - Service Class (FidVIPOvS)
  2,463,192 shares (cost $36,824,470) ....................................................     42,958,076
Fidelity/(R)/VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
  4,477,514 shares (cost $92,009,248) ....................................................    118,788,457
Fidelity/(R)/VIP II - Investment Grade Bond Portfolio:Service Class (FidVIPIGBdS)
  284,702 shares (cost $3,687,087) .......................................................      3,752,376
Fidelity/(R)/VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
  1,047,556 shares (cost $14,891,569) ....................................................     16,813,268
Fidelity/(R)/VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
  251,969 shares (cost $6,514,520) .......................................................      7,576,718
Fidelity/(R)/VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
  428,765 shares (cost $5,505,027) .......................................................      6,041,295
Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
  490,511 shares (cost $8,055,335) .......................................................      8,706,573
Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I (FTVIPSmCpVal)
  248,236 shares (cost $3,396,085) .......................................................      3,934,544
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
  838,496 shares (cost $10,139,528) ......................................................     12,032,424
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)
  283,939 shares (cost $3,579,142) .......................................................      4,125,638
Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
  1,026,355 shares (cost $9,496,948) .....................................................     11,833,870
Gartmore GVIT Dreyfus International Value Fund - Class I (GVITDryIntVal)
  302,783 shares (cost $4,264,475) .......................................................      4,717,358
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
  3,974,186 shares (cost $53,046,041) ....................................................     65,971,486
Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
  1,032,951 shares (cost $10,755,590) ....................................................     11,186,863
Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
  4,829,171 shares (cost $38,490,033) ....................................................     39,599,205
Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)
  233,959 shares (cost $2,798,058) .......................................................      2,999,352

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
  464,398 shares (cost $4,794,708) ...........................................   $   4,964,414
Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
  2,710,389 shares (cost $10,205,033) ........................................      10,489,207
Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)
  249,754 shares (cost $2,591,043) ...........................................       2,812,235
Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
  12,027,622 shares (cost $146,572,714) ......................................     139,760,968
Gartmore GVIT Growth Fund - Class I (GVITGrowth)
  1,482,290 shares (cost $13,806,610) ........................................      15,949,437
Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
  1,137,197 shares (cost $11,554,240) ........................................      13,100,509
Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon)
  780,355 shares (cost $7,955,942) ...........................................       8,154,711
Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
  2,901,423 shares (cost $29,436,961) ........................................      32,670,021
Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
  3,136,376 shares (cost $31,861,290) ........................................      36,131,055
Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
  1,274,789 shares (cost $12,922,587) ........................................      13,907,950
Gartmore GVIT International Growth Fund - Class I (GVITIntGro)
  261,843 shares (cost $1,685,258) ...........................................       1,874,798
Gartmore GVIT J.P.Morgan Balanced Fund - Class I (GVITJPBal)
  2,101,092 shares (cost $17,928,708) ........................................      20,968,897
Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
  1,184,195 shares (cost $24,337,096) ........................................      29,296,976
Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
  127,031,630 shares (cost $127,031,630) .....................................     127,031,630
Gartmore GVIT Money Market Fund:Class V (GVITMyMkt5)
  397,213,825 shares (cost $397,213,825) .....................................     397,213,825
Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
  21,879,179 shares (cost $201,691,450) ......................................     243,515,259
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)
  50,778 shares (cost $620,044) ..............................................         699,716
Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
  1,956,921 shares (cost $25,027,360) ........................................      28,786,310
Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
  7,360,818 shares (cost $72,656,190) ........................................      92,893,526
Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
  3,904,696 shares (cost $73,610,384) ........................................      89,651,814
Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
  353,235 shares (cost $3,706,771) ...........................................       4,083,392
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
  1,409,145 shares (cost $13,816,402) ........................................      14,091,448
Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
  465,407 shares (cost $3,792,816) ...........................................       5,017,083
Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)
  2,479,854 shares (cost $34,798,347) ........................................      37,892,169

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

Janus AS - Balanced Portfolio - Service Shares (JanBal)
  326,874 shares (cost $7,641,038) ...........................................   $   8,250,298
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  1,740,451 shares (cost $33,395,230) ........................................      42,449,589
Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  4,007,720 shares (cost $12,822,704) ........................................      14,227,407
Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,527,028 shares (cost $30,728,435) ........................................      41,138,140
Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)
  25,029 shares (cost $335,351) ..............................................         340,150
MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
  285,330 shares (cost $2,517,450) ...........................................       2,713,487
MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)
  84,802 shares (cost $917,019) ..............................................       1,028,644
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
  181,846 shares (cost $2,339,097) ...........................................       2,514,928
Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
  907,245 shares (cost $10,853,236) ..........................................      14,670,156
Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  266,496 shares (cost $3,514,082) ...........................................       3,416,474
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/- I Class (NBAMTMCGr)
  2,435,948 shares (cost $32,568,686) ........................................      43,432,944
Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  1,210,134 shares (cost $17,467,752) ........................................      22,169,660
Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)
  42,349 shares (cost $522,481) ..............................................         592,469
One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
  156,300 shares (cost $2,423,680) ...........................................       2,761,829
One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)
  74,688 shares (cost $1,066,746) ............................................       1,181,564
Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
  1,485,993 shares (cost $50,126,704) ........................................      65,339,110
Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
  3,914,777 shares (cost $127,938,583) .......................................     144,807,590
Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
  2,044,874 shares (cost $45,933,804) ........................................      60,344,220
Oppenheimer High Income Fund/VA - Initial Class (OppHighInc)
  361,185 shares (cost $3,062,488) ...........................................       3,178,430
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
  2,036,586 shares (cost $35,221,955) ........................................      42,442,446
Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class (OppMSSmCap)
  115,537 shares (cost $1,595,311) ...........................................       1,854,372
PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)
  23,728 shares (cost $277,918) ..............................................         275,714
PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
  4,655,465 shares (cost $47,935,816) ........................................      47,951,292
PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
  1,453,864 shares (cost $18,598,639) ........................................      18,783,919

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

    PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)
      6,558,848 shares (cost $68,584,932) ................................   $    68,933,493
    Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
      739,295 shares (cost $8,491,906) ...................................         8,627,574
    Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
      37,890 shares (cost $871,396) ......................................           963,918
    Putnam VT - International Equity Fund - IB Shares (PVTIntEq)
      108,718 shares (cost $1,397,687) ...................................         1,599,244
    Putnam VT - Voyager II Fund - IB Shares (PVTVoyII)
      12,294 shares (cost $314,423) ......................................           334,410
    Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
      2,325,853 shares (cost $26,017,200) ................................        26,747,306
    Strong Opportunity Fund II, Inc.(StOpp2)
      1,658,616 shares (cost $27,422,077) ................................        37,235,925
    T.Rowe Price Equity Income Portfolio II (TRowEqInc2)
      2,225,283 shares (cost $44,454,160) ................................        49,646,068
    T.Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
      1,378,384 shares (cost $27,588,065) ................................        32,267,972
    T.Rowe Price New America Growth Portfolio (TRowNewAmG)
      134,931 shares (cost $2,620,250) ...................................         2,624,410
    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      983,031 shares (cost $11,357,847) ..................................        14,951,903
    Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
      536,456 shares (cost $8,128,456) ...................................         9,849,324
    Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
      47,040 shares (cost $541,071) ......................................           543,781
    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)
      1,126,341 shares (cost $9,545,980) .................................        10,013,176
    Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
      431,370 shares (cost $3,694,601) ...................................         4,468,996
    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
      2,930,950 shares (cost $41,849,702) ................................        60,025,862
                                                                             ---------------
        Total Investments ................................................     3,677,874,847
  Accounts Receivable ....................................................            21,512
                                                                             ---------------
        Total Assets .....................................................     3,677,896,359
Accounts Payable .........................................................                 -
                                                                             ---------------
Contract Owners Equity (note 7) ..........................................   $ 3,677,896,359
                                                                             ===============


See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

                                                                            Total         AIMBValue    AIMCapAp     AIMCapDev
                                                                        -------------    -----------   ---------   ----------
Investment activity:
  Reinvested dividends ..............................................   $  45,357,262             -           -             -
  Mortality and expense risk charges (note 3) .......................      (5,406,617)       (8,019)       (221)       (3,040)
                                                                        -------------       -------      ------       -------
    Net investment income (loss) ....................................      39,950,645        (8,019)       (221)       (3,040)
                                                                        -------------       -------      ------       -------
  Proceeds from mutual fund shares sold .............................     905,965,631     1,846,045     102,975     1,510,592
  Cost of mutual fund shares sold ...................................    (856,142,552)   (1,656,639)    (93,026)   (1,498,044)
                                                                        -------------       -------      ------       -------
    Realized gain (loss) on investments .............................      49,823,079       189,406       9,949        12,548
  Change in unrealized gain (loss) on investments ...................     199,826,035       327,981      38,984       386,257
                                                                        -------------       -------      ------       -------
    Net gain (loss) on investments ..................................     249,649,114       517,387      48,933       398,805
                                                                        -------------       -------      ------       -------
  Reinvested capital gains ..........................................      35,288,570             -           -             -
                                                                        -------------       -------      ------       -------
    Net increase (decrease) in contract owners' equity resulting from
     operations ......................................................  $ 324,888,329       509,368      48,712       395,765
                                                                        =============       =======      ======       =======
                                                                             AIMIntGr    AIVPGrIncA    AIVPSmCapVA    ACVPIncGr
                                                                             --------    ----------    -----------    ---------
Investment activity:
  Reinvested dividends ..............................................         12,258        119,414          1,854      396,134
  Mortality and expense risk charges (note 3) .......................         (1,302)       (32,310)          (761)     (25,542)
                                                                             -------      ---------        -------    ---------
    Net investment income (loss) ....................................         10,956         87,104          1,093      370,592
                                                                             -------      ---------        -------    ---------
  Proceeds from mutual fund shares sold .............................          3,848      2,041,656        377,088    7,636,249
  Cost of mutual fund shares sold ...................................         (3,457)    (1,603,534)      (334,458)  (6,932,446)
                                                                             -------      ---------        -------    ---------
    Realized gain (loss) on investments .............................            391        438,122         42,630      703,803
  Change in unrealized gain (loss) on investments ...................        145,180        906,896        282,003    2,633,065
                                                                             -------      ---------        -------    ---------
    Net gain (loss) on investments ..................................        145,571      1,345,018        324,633    3,336,868
                                                                             -------      ---------        -------    ---------
  Reinvested capital gains ..........................................              -              -         23,850            -
                                                                             -------      ---------        -------    ---------
    Net increase (decrease) in contract owners' equity resulting from
     operations ......................................................       156,527      1,432,122        349,576    3,707,460
                                                                             =======      =========        =======    =========

                                                                        ACVPInflaPro      ACVPInt      ACVPUltra       ACVPVal
                                                                        ------------   -----------     ----------     ----------
Investment activity:
  Reinvested dividends ..............................................   $    94,088        306,684              -        594,424
  Mortality and expense risk charges (note 3) .......................          (348)       (91,317)        (8,604)       (62,821)
                                                                        -----------    -----------     ----------     ----------
    Net investment income (loss) ....................................        93,740        215,367         (8,604)       531,603
                                                                        -----------    -----------     ----------     ----------

  Proceeds from mutual fund shares sold .............................     1,080,240     27,120,152      1,984,255     10,377,107
  Cost of mutual fund shares sold ...................................    (1,049,110)   (22,008,522)    (1,799,432)    (7,880,755)
                                                                        -----------    -----------     ----------     ----------
    Realized gain (loss) on investments .............................        31,130      5,111,630        184,823      2,496,352
  Change in unrealized gain (loss) on investments ...................        46,422      2,490,588        316,934      4,817,950
                                                                        -----------    -----------     ----------     ----------
    Net gain (loss) on investments ..................................        77,552      7,602,218        501,757      7,314,302
                                                                        -----------    -----------     ----------     ----------
  Reinvested capital gains ..........................................         1,234              -              -        461,102
                                                                        -----------    -----------     ----------     ----------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................   $   172,526      7,817,585        493,153      8,307,007
                                                                        ===========      =========        =======      =========
                                                                        BCFTCpAsset      CVSSoEq        CSGPVen       CSIntFoc
                                                                        -----------    ----------      ---------      ---------
Investment activity:
  Reinvested dividends ..............................................            -             76              -         16,674
  Mortality and expense risk charges (note 3) .......................      (18,648)          (352)          (660)          (462)
                                                                        ----------     ----------      ---------      ---------
    Net investment income (loss) ....................................      (18,648)          (276)          (660)        16,212
                                                                        ----------     ----------      ---------      ---------
  Proceeds from mutual fund shares sold .............................    3,094,371        113,917        253,948        329,218
  Cost of mutual fund shares sold ...................................   (2,587,786)      (111,659)      (246,882)      (295,815)
                                                                        ----------     ----------      ---------      ---------
    Realized gain (loss) on investments .............................      506,585          2,258          7,066         33,403
  Change in unrealized gain (loss) on investments ...................    1,312,809          5,916        140,405        195,608
                                                                        ----------     ----------      ---------      ---------
    Net gain (loss) on investments ..................................    1,819,394          8,174        147,471        229,011
                                                                        ----------     ----------      ---------      ---------
  Reinvested capital gains ..........................................            -              -              -              -
                                                                        ----------     ----------      ---------      ---------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................    1,800,746          7,898        146,811        245,223
                                                                        ==========     ==========      =========      =========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                                          CSLCapV        DryEuroEq  DryMidCapStS    DrySmCapIxS
                                                                        -----------      ---------  ------------    -----------
Investment activity:
  Reinvested dividends ..............................................   $    23,688              -         4,634         80,066
  Mortality and expense risk charges (note 3) .......................        (3,383)             -        (2,808)       (18,634)
                                                                        -----------      ---------  ------------    -----------
    Net investment income (loss) ....................................        20,305              -         1,826         61,432
                                                                        -----------      ---------  ------------    -----------
  Proceeds from mutual fund shares sold .............................     3,634,756              -     2,357,356      6,179,625
  Cost of mutual fund shares sold ...................................    (3,284,017)             -    (2,311,781)    (5,068,471)
                                                                        -----------      ---------  ------------    -----------
    Realized gain (loss) on investments .............................       350,739              -        45,575      1,111,154
  Change in unrealized gain (loss) on investments ...................        (3,491)             1        89,191      1,150,304
                                                                        -----------      ---------  ------------    -----------
    Net gain (loss) on investments ..................................       347,248              1       134,766      2,261,458
                                                                        -----------      ---------  ------------    -----------
  Reinvested capital gains ..........................................             -              -        30,048        451,800
                                                                        -----------      ---------  ------------    -----------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................   $   367,553              1       166,640      2,774,690
                                                                        ===========      =========  ============    ===========
                                                                         DrySRGro       DryStkIx       DryVIFApp     DryVIFDevLd
                                                                        ----------     ----------      ---------     ----------
Investment activity:
  Reinvested dividends ..............................................       64,846      6,475,060        526,142          1,706
  Mortality and expense risk charges (note 3) .......................       (5,543)      (564,831)       (47,493)          (201)
                                                                        ----------    -----------     ----------       --------
    Net investment income (loss) ....................................       59,303      5,910,229        478,649          1,505
                                                                        ----------    -----------     ----------       --------
  Proceeds from mutual fund shares sold .............................    1,343,891     65,411,376      6,796,002        118,878
  Cost of mutual fund shares sold ...................................   (1,721,175)   (71,619,402)    (6,743,327)      (106,919)
                                                                        ----------    -----------     ----------       --------
    Realized gain (loss) on investments .............................     (377,284)    (6,208,026)        52,675         11,959
  Change in unrealized gain (loss) on investments ...................    1,291,946     36,690,781      1,045,381         51,923
                                                                        ----------    -----------     ----------       --------
    Net gain (loss) on investments ..................................      914,662     30,482,755      1,098,056         63,882
                                                                        ----------    -----------     ----------       --------
  Reinvested capital gains ..........................................            -              -              -              -
                                                                        ----------    -----------     ----------       --------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................      973,965     36,392,984      1,576,705         65,387
                                                                        ==========    ===========     ==========       ========

                                                                        DryVIFIntVal     FedAmLead       FedCapAp      FedQualBd
                                                                        ------------     ---------       --------      ---------
Investment activity:
  Reinvested dividends ..............................................   $    324,814         2,634            764      3,576,416
  Mortality and expense risk charges (note 3) .......................        (69,212)          (74)          (106)      (167,907)
                                                                        ------------     ---------         ------      ---------
    Net investment income (loss) ....................................        255,602         2,560            658      3,408,509
                                                                        ------------     ---------         ------      ---------
  Proceeds from mutual fund shares sold .............................      8,696,717        26,030         24,052     10,348,349
  Cost of mutual fund shares sold ...................................     (6,721,450)      (22,377)       (21,714)    (9,990,708)
                                                                        ------------     ---------         ------      ---------
    Realized gain (loss) on investments .............................      1,975,267         3,653          2,338        357,641
  Change in unrealized gain (loss) on investments ...................      2,535,712        18,422         12,662     (1,501,593)
                                                                        ------------     ---------         ------      ---------
    Net gain (loss) on investments ..................................      4,510,979        22,075         15,000     (1,143,952)
                                                                        ------------     ---------         ------      ---------
  Reinvested capital gains ..........................................        477,666             -              -        784,976
                                                                        ------------     ---------         ------      ---------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................   $  5,244,247        24,635         15,658      3,049,533
                                                                        ============     =========         ======      =========

                                                                          FidVIPEIS     FidVIPGrS       FidVIPHIS     FidVIPOvS
                                                                        -----------    -----------     ----------    -----------
Investment activity:
  Reinvested dividends ..............................................     1,266,828        180,204      2,135,602        359,718
  Mortality and expense risk charges (note 3) .......................      (131,389)      (149,383)       (26,193)       (53,304)
                                                                        -----------    -----------     ----------    -----------
    Net investment income (loss) ....................................     1,135,439         30,821      2,109,409        306,414
                                                                        -----------    -----------     ----------    -----------
  Proceeds from mutual fund shares sold .............................    16,955,361     18,514,234      6,672,329     16,239,064
  Cost of mutual fund shares sold ...................................   (16,223,665)   (24,930,436)    (5,643,809)   (13,287,666)
                                                                        -----------    -----------     ----------    -----------
    Realized gain (loss) on investments .............................       731,696     (6,416,202)     1,028,520      2,951,398
  Change in unrealized gain (loss) on investments ...................     7,762,067      9,944,558       (787,461)     1,320,701
                                                                        -----------    -----------     ----------    -----------
    Net gain (loss) on investments ..................................     8,493,763      3,528,356        241,059      4,272,099
                                                                        -----------    -----------     ----------    -----------
  Reinvested capital gains ..........................................       320,432              -              -              -
                                                                        -----------    -----------     ----------    -----------
    Net increase (decrease) in contract owners' equity resulting from
     operations .....................................................     9,949,634      3,559,177      2,350,468      4,578,513
                                                                        ===========    ===========     ==========    ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                        FidVIPConS      FidVIPIGBdS     FidVIPGrOpS     FidVIPMCapS
                                                       ------------     -----------     -----------     -----------
Investment activity:
  Reinvested dividends .............................   $    255,594          35,184          78,276               -
  Mortality and expense risk charges (note 3) ......       (147,400)           (636)        (12,972)         (1,265)
                                                       ------------     -----------      ----------      ----------
    Net investment income (loss) ...................        108,194          34,548          65,304          (1,265)
                                                       ------------     -----------      ----------      ----------

  Proceeds from mutual fund shares sold ............     21,304,702       1,276,713       3,361,084       1,461,252
  Cost of mutual fund shares sold ..................    (18,367,721)     (1,317,912)     (3,819,471)     (1,333,264)
                                                       ------------     -----------      ----------      ----------
    Realized gain (loss) on investments ............      2,936,981         (41,199)       (458,387)        127,988
  Change in unrealized gain (loss) on investments ..     12,911,537          54,096       1,497,336         963,441
                                                       ------------     -----------      ----------      ----------
    Net gain (loss) on investments .................     15,848,518          12,897       1,038,949       1,091,429
                                                       ------------     -----------      ----------      ----------
  Reinvested capital gains .........................              -          24,872               -               -
                                                       ------------     -----------      ----------      ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............   $ 15,956,712          72,317       1,104,253       1,090,164
                                                       ============     ===========       =========       =========
                                                       FidVIPValS     FrVIPRisDiv    FTVIPSmCpVal    FrVIPForSec2
                                                       ----------     -----------    ------------    -------------
Investment activity:
  Reinvested dividends .............................            -          39,048           4,276         123,166
  Mortality and expense risk charges (note 3) ......       (5,771)         (2,018)           (530)        (30,602)
                                                       ----------     -----------    ------------    -------------
    Net investment income (loss) ...................       (5,771)         37,030           3,746          92,564
                                                       ----------     -----------    ------------    -------------

  Proceeds from mutual fund shares sold ............    3,139,154       1,007,971         124,289       3,766,846
  Cost of mutual fund shares sold ..................   (2,733,715)       (889,648)       (110,862)     (2,567,047)
                                                       ----------     -----------    ------------    -------------
    Realized gain (loss) on investments ............      405,439         118,323          13,427       1,199,799
  Change in unrealized gain (loss) on investments ..      178,029         473,356         493,415         711,656
                                                       ----------     -----------    ------------    -------------
    Net gain (loss) on investments .................      583,468         591,679         506,842       1,911,455
                                                       ----------     -----------    ------------    -------------
  Reinvested capital gains .........................       11,920          70,156               -               -
                                                       ----------     -----------    ------------    -------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............      589,617         698,865         510,588       2,004,019
                                                       ==========     ===========    ============    =============

                                                        FrVIPForSec        GVITCVal    GVITDryIntVal   GVITDMidCapI
                                                       ------------       ---------    ------------    ------------
Investment activity:
  Reinvested dividends .............................   $     27,532         125,030          35,118         320,476
  Mortality and expense risk charges (note 3) ......           (866)         (8,411)           (322)        (94,204)
                                                       ------------       ---------    ------------    ------------
    Net investment income (loss) ...................         26,666         116,619          34,796         226,272
                                                       ------------       ---------    ------------    ------------

  Proceeds from mutual fund shares sold ............        403,296       1,897,324         774,050       7,925,906
  Cost of mutual fund shares sold ..................       (353,321)     (1,368,498)       (735,289)     (6,804,561)
                                                       ------------       ---------    ------------    ------------
    Realized gain (loss) on investments ............         49,975         528,826          38,761       1,121,345
  Change in unrealized gain (loss) on investments ..        469,226         911,636         430,051       5,605,147
                                                       ------------       ---------    ------------    ------------
    Net gain (loss) on investments .................        519,201       1,440,462         468,812       6,726,492
                                                       ------------       ---------    ------------    ------------
  Reinvested capital gains .........................              -               -               -       1,548,608
                                                       ------------       ---------    ------------    ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............   $    545,867       1,557,081         503,608       8,501,372
                                                       ============       =========    ============    ============
                                                       GVITEmMrkts      GVITFHiInc      GVITGlFin1      GVITGlHlth
                                                       -----------      ----------      ----------      ----------
Investment activity:
  Reinvested dividends .............................       100,932       2,611,258          38,454               -
  Mortality and expense risk charges (note 3) ......       (12,126)        (46,688)         (4,578)         (4,552)
                                                       -----------      ----------      ----------      ----------
    Net investment income (loss) ...................        88,806       2,564,570          33,876          (4,552)
                                                       -----------      ----------      ----------      ----------

  Proceeds from mutual fund shares sold ............     9,008,834      16,711,804       1,724,726       1,925,072
  Cost of mutual fund shares sold ..................    (8,185,442)    (15,461,612)     (1,538,005)     (1,955,351)
                                                       -----------      ----------      ----------      ----------
    Realized gain (loss) on investments ............       823,392       1,250,192         186,721         (30,279)
  Change in unrealized gain (loss) on investments ..      (626,920)       (471,186)        115,389         298,651
                                                       -----------      ----------      ----------      ----------
    Net gain (loss) on investments .................       196,472         779,006         302,110         268,372
                                                       -----------      ----------      ----------      ----------
  Reinvested capital gains .........................       869,916               -         171,722          17,644
                                                       -----------      ----------      ----------      ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ..............     1,155,194       3,343,576         507,708         281,464
                                                       ===========      ==========      ==========      ==========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                      GVITGlTech     GVITGlUtl1      GVITGvtBd     GVITGrowth
                                                      ----------     ----------      ---------     ----------
Investment activity:
  Reinvested dividends ...........................   $         -         22,294      7,860,238         49,742
  Mortality and expense risk charges (note 3) ....        (9,080)        (1,487)      (321,800)        (2,810)
                                                      ----------     ----------      ---------     ----------
   Net investment income (loss) .................        (9,080)        20,807      7,538,438         46,932
                                                      ----------     ----------      ---------     ----------

  Proceeds from mutual fund shares sold ..........     5,314,588        740,960     46,930,976      1,527,020
  Cost of mutual fund shares sold ................    (4,703,020)      (632,244)   (45,971,366)    (1,897,495)
                                                      ----------     ----------      ---------     ----------
    Realized gain (loss) on investments ..........       611,568        108,716        959,610       (370,475)
  Change in unrealized gain (loss) on investments       (347,539)       165,443     (6,769,675)     1,543,358
                                                      ----------     ----------      ---------     ----------
    Net gain (loss) on investments ...............       264,029        274,159     (5,810,065)     1,172,883
                                                      ----------     ----------      ---------     ----------
  Reinvested capital gains .......................             -        117,478      2,833,814              -
                                                      ----------     ----------      ---------     ----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $   254,949        412,444      4,562,187      1,219,815
                                                      ==========     ==========      =========     ==========
                                                     GVITIDAgg      GVITIDCon      GVITIDMod   GVITIDModAgg
                                                     ---------      ---------      ---------   ------------
Investment activity:
  Reinvested dividends ...........................     170,360        154,844        545,606        511,866
  Mortality and expense risk charges (note 3) ....      (4,741)        (5,632)       (27,058)       (21,458)
                                                     ---------      ---------      ---------   ------------
   Net investment income (loss) .................     165,619        149,212        518,548        490,408
                                                     ---------      ---------      ---------   ------------

  Proceeds from mutual fund shares sold ..........     732,804      1,016,488      1,702,702      2,024,376
  Cost of mutual fund shares sold ................    (545,520)      (971,485)    (1,371,307)    (1,543,871)
                                                     ---------      ---------      ---------   ------------
    Realized gain (loss) on investments ..........     187,284         45,003        331,395        480,505
  Change in unrealized gain (loss) on investments      837,817         44,902      1,575,544      2,080,811
                                                     ---------      ---------      ---------   ------------
    Net gain (loss) on investments ...............   1,025,101         89,905      1,906,939      2,561,316
                                                     ---------      ---------      ---------   ------------
  Reinvested capital gains .......................     243,504         65,900        135,430        422,100
                                                     ---------      ---------      ---------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   1,434,224        305,017      2,560,917      3,473,824
                                                     =========      =========      =========   ============

                                                     GVITIDModCon      GVITIntGro       GVITJPBal     GVITSMdCpGr
                                                     ------------      ----------       ---------     -----------
Investment activity:
  Reinvested dividends ...........................   $    276,016          14,900         384,846               -
  Mortality and expense risk charges (note 3) ....        (14,727)         (1,849)        (19,471)        (14,726)
                                                     ------------      ----------       ---------     -----------
    Net investment income (loss) .................        261,289          13,051         365,375         (14,726)
                                                     ------------      ----------       ---------     -----------

  Proceeds from mutual fund shares sold ..........      1,477,076       1,835,913       4,640,648       4,381,628
  Cost of mutual fund shares sold ................     (1,298,444)     (1,572,812)     (4,463,724)     (3,477,837)
                                                     ------------      ----------       ---------     -----------
    Realized gain (loss) on investments ..........        178,632         263,101         176,924         903,791
  Change in unrealized gain (loss) on investments         325,139         (27,696)      1,096,457       1,889,603
                                                     ------------      ----------       ---------     -----------
    Net gain (loss) on investments ...............        503,771         235,405       1,273,381       2,793,394
                                                     ------------      ----------       ---------     -----------
  Reinvested capital gains .......................         82,536               -               -               -
                                                     ------------      ----------       ---------     -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $    847,596         248,456       1,638,756       2,778,668
                                                     ============      ==========       =========     ===========
                                                      GVITMyMkt      GVITMyMkt5       GVITNWFund        GVITLead
                                                     -----------    ------------      ----------        --------
Investment activity:
  Reinvested dividends ...........................     1,193,594       2,972,476       2,950,580           2,638
  Mortality and expense risk charges (note 3) ....      (101,131)       (767,256)       (198,603)           (545)
                                                     -----------    ------------      ----------        --------
    Net investment income (loss) .................     1,092,463       2,205,220       2,751,977           2,093
                                                     -----------    ------------      ----------        --------

  Proceeds from mutual fund shares sold ..........    95,832,837     146,257,702       5,917,087         274,487
  Cost of mutual fund shares sold ................   (95,832,837)   (146,257,702)     (5,811,509)       (250,438)
                                                     -----------    ------------      ----------        --------
    Realized gain (loss) on investments ..........             -               -         105,578          24,049
  Change in unrealized gain (loss) on investments              -               -      18,602,994          67,267
                                                     -----------    ------------      ----------        --------
    Net gain (loss) on investments ...............             -               -      18,708,572          91,316
                                                     -----------    ------------      ----------        --------
  Reinvested capital gains .......................             -               -               -           9,814
                                                     -----------    ------------      ----------        --------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............     1,092,463       2,205,220      21,460,549         103,223
                                                     ===========    ============      ==========        ========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                  GVITNStrVal    GVITSmCapGr   GVITSmCapVal     GVITSmComp
                                                  -----------    -----------   ------------    -----------
Investment activity:
  Reinvested dividends ........................   $         -             -             184              -
  Mortality and expense risk charges (note 3) .          (458)       (27,171)      (122,308)      (174,098)
                                                  -----------    -----------   ------------    -----------
    Net investment income (loss) ..............          (458)       (27,171)      (122,124)      (174,098)
                                                  -----------    -----------   ------------    -----------

  Proceeds from mutual fund shares sold .......     2,058,564      5,626,780     14,699,696     20,752,533
  Cost of mutual fund shares sold .............    (1,569,247)    (4,217,380)   (12,375,207)   (16,481,454)
                                                  -----------    -----------   ------------    -----------
    Realized gain (loss) on investments .......       489,317      1,409,400      2,324,489      4,271,079
  Change in unrealized gain (loss) on
   investments .................................     (371,091)     1,674,218      5,004,439        660,494
                                                  -----------    -----------   ------------    -----------
    Net gain (loss) on investments ............       118,226      3,083,618      7,328,928      4,931,573
                                                  -----------    -----------   ------------    -----------
  Reinvested capital gains ....................             -              -      6,436,436     10,264,062
                                                  -----------    -----------   ------------    -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........   $   117,768      3,056,447     13,643,240     15,021,537
                                                  ===========    ===========   ============    ===========

                                                  GVITTGroFoc     GVITUSGro    GVITVKMultiSec   GVITWLead
                                                  -----------    -----------   --------------  -----------
Investment activity:
  Reinvested dividends ........................             -              -          856,552            -
  Mortality and expense risk charges (note 3) .          (302)        (3,470)         (37,140)      (1,131)
                                                  -----------    -----------   --------------  -----------
    Net investment income (loss) ..............          (302)        (3,470)         819,412       (1,131)
                                                  -----------    -----------   --------------  -----------

  Proceeds from mutual fund shares sold .......     1,425,363      5,127,199       15,514,154      767,032
  Cost of mutual fund shares sold .............    (1,331,929)    (5,502,391)     (14,793,062)    (611,954)
                                                  -----------    -----------   --------------  -----------
    Realized gain (loss) on investments .......        93,434       (375,192)         721,092      155,078
  Change in unrealized gain (loss) on
   investments .................................      (66,842)       578,925         (502,965)     451,020
                                                  -----------    -----------   --------------  -----------
    Net gain (loss) on investments ............        26,592        203,733          218,127      606,098
                                                  -----------    -----------   --------------  -----------
  Reinvested capital gains ....................             -        165,876                -            -
                                                  -----------    -----------   --------------  -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations .........        26,290        366,139        1,037,539      604,967
                                                  ===========    ===========   ==============  ===========


                                                     GSVITMidCap      JanBal        JanCapAp      JanGlTech
                                                     -----------   ------------   ------------   ------------
Investment activity:
  Reinvested dividends ...........................   $   206,880        172,114          9,912              -
  Mortality and expense risk charges (note 3) ....       (81,212)       (21,076)       (52,786)        (8,121)
                                                     -----------   ------------   ------------   ------------
    Net investment income (loss) .................       125,668        151,038        (42,874)        (8,121)
                                                     -----------   ------------   ------------   ------------

  Proceeds from mutual fund shares sold ..........     9,179,842      1,206,236     12,816,789      2,848,058
  Cost of mutual fund shares sold ................    (6,868,913)    (1,135,420)   (11,672,912)    (3,493,795)
                                                     -----------   ------------   ------------   ------------
    Realized gain (loss) on investments ..........     2,310,929         70,816      1,143,877       (645,737)
  Change in unrealized gain (loss) on investments      1,269,480        363,085      5,549,490        695,001
                                                     -----------   ------------   ------------   ------------
    Net gain (loss) on investments ...............     3,580,409        433,901      6,693,367         49,264
                                                     -----------   ------------   ------------   ------------
  Reinvested capital gains .......................     3,321,362              -              -              -
                                                     -----------   ------------   ------------   ------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............   $ 7,027,439        584,939      6,650,493         41,143
                                                     ===========   ============   ============   ============

                                                      JanIntGro    JanRMgLgCap   MFSVITInvGrwI   MFSVITValIn
                                                     ----------    -----------   -------------   -----------
Investment activity:
  Reinvested dividends ...........................      317,940          3,688               -         2,758
  Mortality and expense risk charges (note 3) ....      (60,843)           (19)           (393)         (317)
                                                     ----------    -----------   -------------   -----------
    Net investment income (loss) .................      257,097          3,669            (393)        2,441
                                                     ----------    -----------   -------------   -----------

  Proceeds from mutual fund shares sold ..........    9,507,812         72,106         209,958        36,060
  Cost of mutual fund shares sold ................   (6,943,923)       (66,549)       (203,448)      (30,741)
                                                     ----------    -----------   -------------   -----------
    Realized gain (loss) on investments ..........    2,563,889          5,557           6,510         5,319
  Change in unrealized gain (loss) on investments     3,612,548          1,454         175,975        87,483
                                                     ----------    -----------   -------------   -----------
    Net gain (loss) on investments ...............    6,176,437          7,011         182,485        92,802
                                                     ----------    -----------   -------------   -----------
  Reinvested capital gains .......................            -         20,216               -         8,180
                                                     ----------    -----------   -------------   -----------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............    6,433,534         30,896         182,092       103,423
                                                     ==========    ===========   =============   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                                    NBAMTFasc    NBAMTGuard     NBAMTLMat     NBAMTMCGr
                                                                    ---------    ----------   -----------    ----------
Investment activity:
  Reinvested dividends .........................................    $       -        16,332       116,228             -
  Mortality and expense risk charges (note 3) ..................       (2,756)      (15,075)         (440)      (38,881)
                                                                    ---------    ----------   -----------    ----------
    Net investment income (loss) ...............................       (2,756)        1,257       115,788       (38,881)
                                                                    ---------    ----------   -----------    ----------

  Proceeds from mutual fund shares sold ........................      376,385     3,788,754     1,180,973     9,169,497
  Cost of mutual fund shares sold ..............................     (343,101)   (3,199,012)   (1,212,543)   (9,313,417)
                                                                    ---------    ----------   -----------    ----------
    Realized gain (loss) on investments ........................       33,284       589,742       (31,570)     (143,920)
  Change in unrealized gain (loss) on investments ..............      147,002     1,416,484       (71,615)    6,035,016
                                                                    ---------    ----------   -----------    ----------
    Net gain (loss) on investments .............................      180,286     2,006,226      (103,185)    5,891,096
                                                                    ---------    ----------   -----------    ----------
  Reinvested capital gains .....................................        5,080             -             -             -
                                                                    ---------    ----------   -----------    ----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................    $ 182,610     2,007,483        12,603     5,852,215
                                                                    =========    ==========   ===========    ==========

                                                                    NBAMTPart    NBAMSocRes    OGMidCapGr     OGMidCapV
                                                                   ----------    ----------    ----------   -----------
Investment activity:
  Reinvested dividends .........................................        1,782             -             -         6,684
  Mortality and expense risk charges (note 3) ..................      (14,744)         (215)       (8,348)       (2,876)
                                                                   ----------    ----------    ----------   -----------
    Net investment income (loss) ...............................      (12,962)         (215)       (8,348)        3,808
                                                                   ----------    ----------    ----------   -----------

  Proceeds from mutual fund shares sold ........................    3,720,583        20,546     1,430,043     1,891,319
  Cost of mutual fund shares sold ..............................   (3,162,703)      (18,175)   (1,098,861)   (1,859,756)
                                                                   ----------    ----------    ----------   -----------
    Realized gain (loss) on investments ........................      557,880         2,371       331,182        31,563
  Change in unrealized gain (loss) on investments ..............    2,294,858        61,525         8,430        61,159
                                                                   ----------    ----------    ----------   -----------
    Net gain (loss) on investments .............................    2,852,738        63,896       339,612        92,722
                                                                   ----------    ----------    ----------   -----------
  Reinvested capital gains .....................................            -             -             -             -
                                                                   ----------    ----------    ----------   -----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................    2,839,776        63,681       331,264        96,530
                                                                   ==========    ==========    ==========   ===========

                                                                     OppAggGro        OppCapAp        OppGlSec       OppHighInc
                                                                   ------------     -----------      ----------      ----------
Investment activity:
  Reinvested dividends .........................................   $          -         403,980         558,444          75,680
  Mortality and expense risk charges (note 3) ..................        (87,334)       (288,314)        (88,115)           (589)
                                                                   ------------     -----------      ----------      ----------
    Net investment income (loss) ...............................        (87,334)        115,666         470,329          75,091
                                                                   ------------     -----------      ----------      ----------

  Proceeds from mutual fund shares sold ........................     16,375,253       9,818,563       7,781,808       3,147,299
  Cost of mutual fund shares sold ..............................    (15,273,602)    (10,907,738)     (5,058,817)     (3,088,359)
                                                                   ------------     -----------      ----------      ----------
    Realized gain (loss) on investments ........................      1,101,651      (1,089,175)      2,722,991          58,940
  Change in unrealized gain (loss) on investments ..............     10,016,449       9,875,610       6,067,450          55,598
                                                                   ------------     -----------      ----------      ----------
    Net gain (loss) on investments .............................     11,118,100       8,786,435       8,790,441         114,538
                                                                   ------------     -----------      ----------      ----------
  Reinvested capital gains .....................................              -               -               -               -
                                                                   ------------     -----------      ----------      ----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................   $ 11,030,766       8,902,101       9,260,770         189,629
                                                                   ============     ===========      ==========      ==========

                                                                    OppMSFund      OppMSSmCap    PVITAllAsset      PIMLowDur
                                                                   ----------      ----------    ------------     -----------
Investment activity:
  Reinvested dividends .........................................      348,740               -           7,008         676,742
  Mortality and expense risk charges (note 3) ..................      (41,352)           (390)           (122)       (139,280)
                                                                   ----------      ----------    ------------     -----------
    Net investment income (loss) ...............................      307,388            (390)          6,886         537,462
                                                                   ----------      ----------    ------------     -----------

  Proceeds from mutual fund shares sold ........................   10,178,132         811,056          18,338      22,601,947
  Cost of mutual fund shares sold ..............................   (9,795,596)       (668,370)        (17,830)    (22,565,242)
                                                                   ----------      ----------    ------------     -----------
    Realized gain (loss) on investments ........................      382,536         142,686             508          36,705
  Change in unrealized gain (loss) on investments ..............    3,143,915         147,966          (2,204)         11,372
                                                                   ----------      ----------    ------------     -----------
    Net gain (loss) on investments .............................    3,526,451         290,652          (1,696)         48,077
                                                                   ----------      ----------    ------------     -----------
  Reinvested capital gains .....................................            -               -             162         178,924
                                                                   ----------      ----------    ------------     -----------
    Net increase (decrease) in contract owners' equity resulting
     from operations ...........................................    3,833,839         290,262           5,352         764,463
                                                                   ==========      ==========    ============     ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                             PIMRealRet         PIMTotRet         PVCTHiYield         PVTGroInc
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $       130,952          1,139,482            686,882              5,746
  Mortality and expense risk charges (note 3) .........           (42,036)          (186,370)           (38,992)              (346)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            88,916            953,112            647,890              5,400
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         5,721,632         16,709,532         10,897,848             44,630
  Cost of mutual fund shares sold .....................        (5,526,505)       (16,484,092)       (10,705,870)           (39,380)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............           195,127            225,440            191,978              5,250
  Change in unrealized gain (loss) on investments .....           142,688            451,710             12,692             71,844
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           337,815            677,150            204,670             77,094
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           517,832          1,031,052             50,706                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $       944,563          2,661,314            903,266             82,494
                                                          ===============    ===============    ===============    ===============

                                                              PVTIntEq           PVTVoyll         RCFMicroCap           StOpp2
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................            13,692                476                  -                  -
  Mortality and expense risk charges (note 3) .........              (183)              (177)           (71,700)           (58,999)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            13,509                299            (71,700)           (58,999)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............           432,306             28,947          5,524,492         13,537,266
  Cost of mutual fund shares sold .....................          (377,312)           (26,995)        (4,064,463)       (11,932,283)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............            54,994              1,952          1,460,029          1,604,983
  Change in unrealized gain (loss) on investments .....           144,657             13,776           (730,678)         4,189,292
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................           199,651             15,728            729,351          5,794,275
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                  -          1,893,810                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............           213,160             16,027          2,551,461          5,735,276
                                                          ===============    ===============    ===============    ===============

                                                             TRowEqInc2        TRowMidCap2         TRowNewAmG         VEWrldEMkt
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................   $       549,034                  -                 20             48,894
  Mortality and expense risk charges (note 3) .........          (118,788)           (81,638)               (86)            (6,503)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................           430,246            (81,638)               (66)            42,391
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         8,201,900          9,042,183              1,731          2,760,324
  Cost of mutual fund shares sold .....................        (6,073,529)        (7,377,402)            (1,635)        (1,713,759)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............         2,128,371          1,664,781                 96          1,046,565
  Change in unrealized gain (loss) on investments .....         2,187,744          3,483,713              4,161          1,246,193
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................         4,316,115          5,148,494              4,257          2,292,758
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................           997,736                  -                  -                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............   $     5,744,097          5,066,856              4,191          2,335,149
                                                          ===============    ===============    ===============    ===============

                                                             VEWrldHAs            VKoreFI           VKEmMkt           VKMidCapG
                                                          ---------------    ---------------    ---------------    ---------------
Investment activity:
  Reinvested dividends ................................            23,518             12,934            746,936                  -
  Mortality and expense risk charges (note 3) .........            (9,068)              (634)           (16,505)            (4,266)
                                                          ---------------    ---------------    ---------------    ---------------
    Net investment income (loss) ......................            14,450             12,300            730,431             (4,266)
                                                          ---------------    ---------------    ---------------    ---------------
  Proceeds from mutual fund shares sold ...............         3,174,917             33,917          5,809,412          2,233,877
  Cost of mutual fund shares sold .....................        (2,059,793)           (33,240)        (5,317,094)        (1,712,882)
                                                          ---------------    ---------------    ---------------    ---------------
    Realized gain (loss) on investments ...............         1,115,124                677            492,318            520,995
  Change in unrealized gain (loss) on investments .....           521,610                807           (638,091)           260,318
                                                          ---------------    ---------------    ---------------    ---------------
    Net gain (loss) on investments ....................         1,636,734              1,484           (145,773)           781,313
                                                          ---------------    ---------------    ---------------    ---------------
  Reinvested capital gains ............................                 -                778            349,082                  -
                                                          ---------------    ---------------    ---------------    ---------------
      Net increase (decrease) in contract owners'
       equity resulting from operations ...............         1,651,184             14,562            933,740            777,047
                                                          ===============    ===============    ===============    ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

                                                            VKUSRealEst
                                                          ---------------
Investment activity:
  Reinvested dividends ................................   $       747,976
  Mortality and expense risk charges (note 3) .........           (70,467)
                                                          ---------------
    Net investment income (loss) ......................           677,509
                                                          ---------------
  Proceeds from mutual fund shares sold ...............        10,042,043
  Cost of mutual fund shares sold .....................        (7,873,059)
                                                          ---------------
    Realized gain (loss) on investments ...............         2,168,984
  Change in unrealized gain (loss) on investments .....        11,244,483
                                                          ---------------
    Net gain (loss) on investments ....................        13,413,467
                                                          ---------------
  Reinvested capital gains ............................           870,754
                                                          ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations .................   $    14,961,730
                                                          ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                   Total                              AIMBValue
                                                     ----------------------------------    ----------------------------------
                                                          2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................   $    39,950,645         26,858,792             (8,019)            (2,140)
  Realized gain (loss) on investments ............        49,823,079       (107,109,240)           189,406            122,322
  Change in unrealized gain (loss)
   on investments ................................       199,826,035        590,219,136            327,981            177,090
  Reinvested capital gains .......................        35,288,570          2,362,280                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............       324,888,329        512,330,968            509,368            297,272
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................       696,489,200        684,393,099            951,110            391,184
  Transfers between funds ........................                 -                  -          3,429,618            968,277
  Surrenders (note 6) ............................      (206,719,770)      (302,997,849)          (169,779)            (2,640)
  Death benefits (note 4) ........................        (6,236,282)        (2,544,257)            (2,654)                 -
  Net policy repayments (loans) (note 5) .........       (11,006,812)        15,397,293            (40,254)            (2,719)
  Deductions for surrender charges (note 2d) .....        (9,527,283)       (10,621,920)            (8,152)               (93)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) .............................      (138,037,750)      (135,662,100)          (231,454)           (44,655)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (4,687,281)        (3,761,238)            (6,476)              (644)
    MSP contracts ................................          (207,054)          (177,883)              (480)              (115)
    SL contracts .................................        (1,063,140)          (840,000)              (651)               (75)
  Adjustments to maintain reserves ...............         1,109,971            937,408                369                (10)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................       320,113,799        244,122,553          3,921,197          1,308,510
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............       645,002,128        756,453,521          4,430,565          1,605,782
Contract owners' equity beginning
 of period .......................................     3,032,894,231      2,276,440,710          1,998,176            392,394
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............   $ 3,677,896,359      3,032,894,231          6,428,741          1,998,176
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................       274,276,875        245,162,666            152,240             39,881
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................       129,461,075        152,117,332            386,902            119,273
  Units redeemed .................................       (99,166,550)      (123,003,123)           (98,060)            (6,914)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................       304,571,400        274,276,875            441,082            152,240
                                                     ===============    ===============    ===============    ===============

                                                                 AIMCapAp                              AIMCapDev
                                                     ----------------------------------    ----------------------------------
                                                          2004               2003               2004               2003
                                                     ---------------    ---------------    ---------------    ---------------
Investment activity:
  Net investment income (loss) ...................              (221)               (12)            (3,040)              (356)
  Realized gain (loss) on investments ............             9,949            (15,225)            12,548             64,519
  Change in unrealized gain (loss)
   on investments ................................            38,984             25,422            386,257             18,972
  Reinvested capital gains .......................                 -                  -                  -                  -
                                                     ---------------    ---------------    ---------------    ---------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ............            48,712             10,185            395,765             83,135
                                                     ---------------    ---------------    ---------------    ---------------
Equity transactions:
  Purchase payments received from
   contract owners (note 6) ......................           132,482            145,264            434,256            188,767
  Transfers between funds ........................           342,788            190,591          2,019,398            409,243
  Surrenders (note 6) ............................           (12,926)               (20)            (9,041)               (14)
  Death benefits (note 4) ........................                 -                  -               (188)               (17)
  Net policy repayments (loans) (note 5) .........           (21,560)            (2,195)            (6,360)             7,850
  Deductions for surrender charges (note 2d) .....            (1,442)                (1)            (1,592)                (1)
  Redemptions to pay cost of insurance
   charges and administrative charges
   (notes 2b and 2c) .............................           (58,520)            (9,863)          (103,262)            (7,329)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................            (2,020)              (331)            (3,689)              (317)
    MSP contracts ................................                (7)                 -                (78)                (5)
    SL contracts .................................               (68)               (21)              (337)                (7)
  Adjustments to maintain reserves ...............                98                (20)               197                 (1)
                                                     ---------------    ---------------    ---------------    ---------------
      Net equity transactions ....................           378,825            323,404          2,329,304            598,169
                                                     ---------------    ---------------    ---------------    ---------------
Net change in contract owners' equity ............           427,537            333,589          2,725,069            681,304
Contract owners' equity beginning
 of period .......................................           333,589                  -            681,539                235
                                                     ---------------    ---------------    ---------------    ---------------
Contract owners' equity end of period ............           761,126            333,589          3,406,608            681,539
                                                     ===============    ===============    ===============    ===============
CHANGES IN UNITS:
  Beginning units ................................            26,916                  -             51,345                 24
                                                     ---------------    ---------------    ---------------    ---------------
  Units purchased ................................            38,679             27,974            203,870             52,189
  Units redeemed .................................            (7,999)            (1,058)           (32,623)              (868)
                                                     ---------------    ---------------    ---------------    ---------------
  Ending units ...................................            57,596             26,916            222,592             51,345
                                                     ===============    ===============    ===============    ===============

                                                                     (Continued)
                                       15

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            AIMIntGr                  AlVPGrIncA
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................  $    10,956             -       87,104         6,201
  Realized gain (loss) on investments ............          391             -      438,122        74,700
  Change in unrealized gain (loss)
   on investments ................................      145,180             -      906,896       969,726
  Reinvested capital gains .......................            -             -            -             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      156,527             -    1,432,122     1,050,627
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      528,884             -    2,495,128     1,935,130
  Transfers between funds ........................    2,870,628             -    3,133,978     6,170,887
  Surrenders (note 6) ............................            -             -     (593,390)      (26,111)
  Death benefits (note 4) ........................            -             -       (1,516)            -
  Net policy repayments (loans) (note 5) .........       81,270             -      (15,914)        2,451
  Deductions for surrender charges (note 2d) .....            -             -       (8,000)         (915)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (2,762)            -     (445,540)     (117,488)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................            -             -       (9,515)       (1,648)
    MSP contracts ................................            -             -         (126)           (6)
    SL contracts .................................            -             -         (967)          (85)
  Adjustments to maintain reserves ...............           46             -          324             -
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    3,478,066             -    4,554,462     7,962,215
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    3,634,593             -    5,986,584     9,012,842
Contract owners' equity beginning of period ......            -             -    9,067,222        54,380
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............  $ 3,634,593             -   15,053,806     9,067,222
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................            -             -      684,910         5,432
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      305,417             -      593,254       906,704
  Units redeemed .................................         (373)            -     (255,828)     (227,226)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      305,044             -    1,022,336       684,910
                                                    ===========   ===========  ===========   ===========

                                                           AlVPSmCapVA                 ACVPIncGr
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................        1,093           174      370,592       326,000
  Realized gain (loss) on investments ............       42,630        52,822      703,803    (6,538,921)
  Change in unrealized gain (loss)
   on investments ................................      282,003        30,043    2,633,065    12,592,379
  Reinvested capital gains .......................       23,850           570            -             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      349,576        83,609    3,707,460     6,379,458
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      547,328        78,868    4,417,994     4,338,258
  Transfers between funds ........................    1,848,424       244,139     (994,534)  (14,535,270)
  Surrenders (note 6) ............................      (52,180)            -   (2,053,219)   (6,231,826)
  Death benefits (note 4) ........................            -             -      (37,484)      (54,131)
  Net policy repayments (loans) (note 5) .........      (17,020)       (1,318)    (105,752)    1,394,557
  Deductions for surrender charges (note 2d) .....       (2,960)            -     (105,664)     (218,463)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (81,732)      (10,277)  (1,717,476)   (1,812,715)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (3,744)         (355)     (72,566)      (56,784)
    MSP contracts ................................         (196)            -       (5,078)       (4,173)
    SL contracts .................................       (1,039)         (129)     (14,230)      (11,378)
  Adjustments to maintain reserves ...............          175           523       (2,659)        2,573
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    2,237,056       311,451     (690,668)  (17,189,352)
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    2,586,632       395,060    3,016,792   (10,809,894)
Contract owners' equity beginning of period ......      395,060             -   27,431,994    38,241,888
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............    2,981,692       395,060   30,448,786    27,431,994
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................       28,635             -    2,307,747     4,372,283
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      163,274        29,601      628,584       891,295
  Units redeemed .................................      (10,755)         (966)    (664,271)   (2,955,831)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      181,154        28,635    2,272,060     2,307,747
                                                    ===========   ===========  ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          ACVPInflaPro                  ACVPInt
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................  $    93,740         8,247      215,367       269,712
  Realized gain (loss) on investments ............       31,130       (10,542)   5,111,630     4,390,971
  Change in unrealized gain (loss)
   on investments ................................       46,422        16,524    2,490,588     8,676,425
  Reinvested capital gains .......................        1,234           261            -             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      172,526        14,490    7,817,585    13,337,108
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      682,774        97,055    8,108,982     9,177,412
  Transfers between funds ........................    3,208,826     1,081,913  (15,969,044)    2,991,552
  Surrenders (note 6) ............................      (34,963)      (37,138)  (5,929,993)   (5,272,163)
  Death benefits (note 4) ........................         (878)            -      (63,964)      (22,976)
  Net policy repayments (loans) (note 5) .........      (11,494)       (1,336)    (210,622)    1,056,332
  Deductions for surrender charges (note 2d) .....       (1,588)       (1,302)    (323,613)     (184,821)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (137,340)      (14,655)  (2,277,204)   (2,536,968)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (7,076)         (867)     (76,978)      (66,834)
    MSP contracts ................................          (68)          (95)      (2,916)       (2,916)
    SL contracts .................................         (922)          (72)     (12,137)       (9,789)
  Adjustments to maintain reserves ...............        7,462       (12,760)   1,415,438    (1,026,004)
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    3,704,733     1,110,743  (15,342,051)    4,102,825
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    3,877,259     1,125,233   (7,524,466)   17,439,933
Contract owners' equity beginning of period ......    1,125,233             -   62,034,990    44,595,057
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............  $ 5,002,492     1,125,233   54,510,524    62,034,990
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................      108,990             -    6,563,773     5,642,120
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      367,112       110,952    1,922,487     2,534,766
  Units redeemed .................................      (18,170)       (1,962)  (3,459,384)   (1,613,113)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      457,932       108,990    5,026,876     6,563,773
                                                    ===========   ===========  ===========   ===========

                                                            ACVPUltra                   ACVPVal
                                                    -------------------------  -------------------------
                                                       2004           2003         2004          2003
                                                    -----------   -----------  -----------   -----------
Investment activity:
  Net investment income (loss) ...................       (8,604)       (3,225)     531,603       440,077
  Realized gain (loss) on investments ............      184,823       117,675    2,496,352    (2,595,801)
  Change in unrealized gain (loss)
   on investments ................................      316,934       266,756    4,817,950    14,564,095
  Reinvested capital gains .......................            -             -      461,102             -
                                                    -----------   -----------  -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      493,153       381,206    8,307,007    12,408,371
                                                    -----------   -----------  -----------   -----------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    1,001,330       866,962    9,223,466     8,859,894
  Transfers between funds ........................      793,440     2,721,084     (836,390)    4,460,692
  Surrenders (note 6) ............................      (76,543)     (188,855)  (2,071,577)   (8,297,618)
  Death benefits (note 4) ........................       (2,474)       (1,431)    (128,332)      (14,776)
  Net policy repayments (loans) (note 5) .........      (12,664)        6,813      (54,154)      (95,718)
  Deductions for surrender charges (note 2d) .....      (10,489)       (6,620)    (186,385)     (290,882)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (264,128)     (149,049)  (2,989,748)   (2,814,997)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (7,359)       (4,450)    (139,932)     (105,153)
    MSP contracts ................................          (35)          (12)      (3,812)       (3,038)
    SL contracts .................................         (858)         (260)     (35,235)      (26,503)
  Adjustments to maintain reserves ...............       12,931         3,891     (104,182)       87,713
                                                    -----------   -----------  -----------   -----------
      Net equity transactions ....................    1,433,151     3,248,073    2,673,719     1,759,614
                                                    -----------   -----------  -----------   -----------
Net change in contract owners' equity ............    1,926,304     3,629,279   10,980,726    14,167,985
Contract owners' equity beginning of period ......    4,293,630       664,351   56,856,538    42,688,553
                                                    -----------   -----------  -----------   -----------
Contract owners' equity end of period ............    6,219,934     4,293,630   67,837,264    56,856,538
                                                    ===========   ===========  ===========   ===========
CHANGES IN UNITS:
  Beginning units ................................      428,767        82,661    3,810,322     3,650,314
                                                    -----------   -----------  -----------   -----------
  Units purchased ................................      224,124       388,084      980,137     1,337,198
  Units redeemed .................................      (90,555)      (41,978)    (816,731)   (1,177,190)
                                                    -----------   -----------  -----------   -----------
  Ending units ...................................      562,336       428,767    3,973,728     3,810,322
                                                    ===========   ===========  ===========   ===========

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                          BCFTCpAsset                      CVSSoEq
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    (18,648)        (5,203)          (276)           (28)
  Realized gain (loss) on investments ............       506,585         93,310          2,258        (14,135)
  Change in unrealized gain (loss)
   on investments ................................     1,312,809        429,891          5,916          1,777
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,800,746        517,998          7,898        (12,386)
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,557,056        396,797         27,982            378
  Transfers between funds ........................     3,997,490      4,262,979         45,380         39,135
  Surrenders (note 6) ............................       (14,209)        (4,371)             -              -
  Death benefits (note 4) ........................       (23,956)          (174)          (490)             -
  Net policy repayments (loans) (note 5) .........             -         (2,751)             -              -
  Deductions for surrender charges (note 2d) .....          (466)          (153)             -              -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (135,050)       (29,317)        (1,300)          (778)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............           122             62             16             (1)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     5,380,987      4,623,072         71,588         38,734
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     7,181,733      5,141,070         79,486         26,348
Contract owners' equity beginning of period ......     5,210,229         69,159         26,348              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 12,391,962      5,210,229        105,834         26,348
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       414,222          7,134          2,102              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       457,370        473,014          7,191          2,181
  Units redeemed .................................       (85,816)       (65,926)        (1,377)           (79)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       785,776        414,222          7,916          2,102
                                                    ============   ============   ============   ============

                                                              CSGPVen                      CSIntFoc
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................          (660)          (548)        16,212          6,702
  Realized gain (loss) on investments ............         7,066       (162,063)        33,403        (27,290)
  Change in unrealized gain (loss)
   on investments ................................       140,405        438,373        195,608        478,435
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       146,811        275,762        245,223        457,847
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        96,376        116,741        178,156        185,548
  Transfers between funds ........................       (64,524)       (18,531)       (57,836)       (46,871)
  Surrenders (note 6) ............................       (48,252)       (21,295)      (132,454)      (124,610)
  Death benefits (note 4) ........................             -              -         (9,980)             -
  Net policy repayments (loans) (note 5) .........       (16,190)        (2,623)       (26,202)        (2,371)
  Deductions for surrender charges (note 2d) .....        (2,051)          (747)        (6,102)        (4,368)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (38,704)       (38,975)       (83,684)       (94,902)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (2,363)        (2,005)        (5,463)        (5,093)
    MSP contracts ................................          (115)          (242)          (409)          (335)
    SL contracts .................................          (212)          (140)        (1,006)          (658)
  Adjustments to maintain reserves ...............            32              -             57             (6)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       (76,003)        32,183       (144,923)       (93,666)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............        70,808        307,945        100,300        364,181
Contract owners' equity beginning of period ......       838,135        530,190      1,744,625      1,380,444
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       908,943        838,135      1,844,925      1,744,625
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        96,056         84,647        179,779        190,594
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        11,934         51,522         17,845         63,129
  Units redeemed .................................       (20,088)       (40,113)       (32,010)       (73,944)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        87,902         96,056        165,614        179,779
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              CSLCapV                     DryEuroEq
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     20,305         11,579              -              -
  Realized gain (loss) on investments ............       350,739       (185,166)             -              -
  Change in unrealized gain (loss)
   on investments ................................        (3,491)       572,829              1              -
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       367,553        399,242              1              -
                                                    ------------   ------------   ------------  -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       249,440        424,916            174           (847)
  Transfers between funds ........................      (264,596)      (113,246)          (322)           841
  Surrenders (note 6) ............................      (127,174)      (121,277)             -            186
  Death benefits (note 4) ........................          (424)        (9,891)             -              -
  Net policy repayments (loans) (note 5) .........        13,278          9,098              -           (193)
  Deductions for surrender charges (note 2d) .....        (3,856)        (4,251)             -              7
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (177,942)      (110,261)           142           (234)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,273)        (4,419)             4              -
    MSP contracts ................................          (489)          (443)             -              -
    SL contracts .................................        (1,021)          (891)             -              -
  Adjustments to maintain reserves ...............        41,753        (34,867)             1         (1,747)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (276,304)        34,468             (1)        (1,987)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............        91,249        433,710              -         (1,987)
Contract owners' equity beginning of period ......     2,112,892      1,679,182              -          1,987
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  2,204,141      2,112,892              -              -
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       177,466        175,080              -            282
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        44,442         66,176             40            147
  Units redeemed .................................       (55,298)       (63,790)           (40)          (429)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       166,610        177,466              -              -
                                                    ============   ============   ============   ============

                                                            DryMidCapStS                 DrySmCapIxS
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         1,826          3,994         61,432          9,025
  Realized gain (loss) on investments ............        45,575         20,925      1,111,154        612,843
  Change in unrealized gain (loss)
   on investments ................................        89,191         16,660      1,150,304        809,461
  Reinvested capital gains .......................        30,048              -        451,800         40,118

                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       166,640         41,579      2,774,690      1,471,447

                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       167,960        466,628      1,507,884        903,885
  Transfers between funds ........................    (1,129,850)     1,646,939      8,847,686      4,763,665
  Surrenders (note 6) ............................          (511)             -       (232,500)      (100,497)
  Death benefits (note 4) ........................          (700)             -        (14,604)        (7,955)
  Net policy repayments (loans) (note 5) .........             -              -        (34,162)        (2,413)
  Deductions for surrender charges (note 2d) .....             -              -        (20,068)        (3,523)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (36,926)        (9,983)      (539,556)      (184,176)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -        (16,610)        (5,854)
    MSP contracts ................................             -              -            (14)            (5)
    SL contracts .................................             -              -         (3,158)        (1,040)
  Adjustments to maintain reserves ...............         1,987         (4,405)           266         14,655
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (998,040)     2,099,179      9,495,164      5,376,742
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............      (831,400)     2,140,758     12,269,854      6,848,189
Contract owners' equity beginning of period ......     2,169,084         28,326      9,312,638      2,464,449

                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     1,337,684      2,169,084     21,582,492      9,312,638
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       165,465          2,842        882,068        321,221
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        66,560        165,868        993,416        595,722
  Units redeemed .................................      (142,561)        (3,245)      (194,412)       (34,875)

                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        89,464        165,465      1,681,072        882,068
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             DrySRGro                      DryStkIx
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     59,303          9,226      5,910,229      3,807,142
  Realized gain (loss) on investments ............      (377,284)    (2,471,747)    (6,208,026)   (30,299,386)
  Change in unrealized gain (loss)
   on investments ................................     1,291,946      5,739,828     36,690,781     98,834,334
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       973,965      3,277,307     36,392,984     72,342,090
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,031,894      3,401,462     50,295,788     54,327,291
  Transfers between funds ........................      (552,670)    (1,839,608)   (23,413,482)     6,016,875
  Surrenders (note 6) ............................      (848,938)    (1,994,494)   (19,851,823)   (34,561,198)
  Death benefits (note 4) ........................       (51,852)       (15,838)      (418,016)      (281,113)
  Net policy repayments (loans) (note 5) .........      (236,826)       889,748     (2,814,778)     7,880,937
  Deductions for surrender charges (note 2d) .....       (85,377)       (69,919)      (949,964)    (1,211,580)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,390,290)    (1,562,110)   (14,224,384)   (14,145,740)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (61,239)       (54,112)      (483,806)      (398,730)
    MSP contracts ................................        (2,329)        (2,285)       (19,586)       (17,616)
    SL contracts .................................        (5,909)        (5,345)      (235,161)      (174,435)
  Adjustments to maintain reserves ...............       (17,220)        14,789         23,777        (12,769)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (220,756)    (1,237,712)   (12,091,435)    17,421,922
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       753,209      2,039,595     24,301,549     89,764,012
Contract owners' equity beginning of period ......    16,053,998     14,014,403    342,381,871    252,617,859
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 16,807,207     16,053,998    366,683,420    342,381,871
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,617,210      1,785,944     32,191,140     29,512,045
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       420,665        508,495      9,694,670     14,387,513
  Units redeemed .................................      (423,207)      (677,229)   (10,499,520)   (11,708,418)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,614,668      1,617,210     31,386,290     32,191,140
                                                    ============   ============   ============   ============

                                                             DryVIFApp                    DryVIFDevLd
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       478,649        343,852          1,505             25
  Realized gain (loss) on investments ............        52,675     (2,311,117)        11,959          2,044
  Change in unrealized gain (loss)
   on investments ................................     1,045,381      8,650,961         51,923          9,988
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,576,705      6,683,696         65,387         12,057
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     5,155,184      7,070,591        261,722         46,332
  Transfers between funds ........................    (1,923,886)    (8,163,364)       447,264        155,556
  Surrenders (note 6) ............................    (2,852,877)    (5,022,238)       (12,945)           (14)
  Death benefits (note 4) ........................       (54,788)       (36,800)             -              -
  Net policy repayments (loans) (note 5) .........      (189,090)        46,422         (1,696)          (136)
  Deductions for surrender charges (note 2d) .....      (171,561)      (176,060)        (1,984)            (1)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,531,036)    (1,810,005)       (54,734)        (5,241)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (59,428)       (50,854)        (2,293)          (167)
    MSP contracts ................................        (1,368)          (970)             -              -
    SL contracts .................................       (11,677)        (9,613)          (186)            (3)
  Adjustments to maintain reserves ...............           376           (324)         1,587         (2,330)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,640,151)    (8,153,215)       636,735        193,996
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       (63,446)    (1,469,519)       702,122        206,053
Contract owners' equity beginning of period ......    32,123,895     33,593,414        206,053              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    32,060,449     32,123,895        908,175        206,053
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     2,824,718      3,534,935         15,972              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       984,465      2,143,415         52,967         16,426
  Units redeemed .................................    (1,132,045)    (2,853,632)        (5,713)          (454)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     2,677,138      2,824,718         63,226         15,972
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                           DryVIFIntVal                   FedAmLead
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    255,602        107,589          2,560             (3)
  Realized gain (loss) on investments ............     1,975,267         64,212          3,653             87
  Change in unrealized gain (loss)
   on investments ................................     2,535,712      1,673,053         18,422         16,907
  Reinvested capital gains .......................       477,666              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,244,247      1,844,854         24,635         16,991
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,476,792        919,156         27,860          1,421
  Transfers between funds ........................     6,719,770     14,753,743        128,436        141,546
  Surrenders (note 6) ............................      (911,332)             -           (230)           (15)
  Death benefits (note 4) ........................       (82,820)             -              -              -
  Net policy repayments (loans) (note 5) .........             -              -         (5,434)          (165)
  Deductions for surrender charges (note 2d) .....       (31,901)             -           (540)             -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (345,852)       (48,361)       (16,976)        (2,891)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -           (818)          (160)
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -           (128)           (27)
  Adjustments to maintain reserves ...............           336              -            (77)        (3,005)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     8,824,993     15,624,538        132,093        136,704
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    14,069,240     17,469,392        156,728        153,695
Contract owners' equity beginning of period ......    17,759,509        290,117        153,695              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 31,828,749     17,759,509        310,423        153,695
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,384,079         30,751         12,199              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,096,389      1,640,953         12,175         12,477
  Units redeemed .................................      (407,846)      (287,625)        (1,930)          (278)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     2,072,622      1,384,079         22,444         12,199
                                                    ============   ============   ============   ============

                                                             FedCapAp                      FedQualBd
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................           658             (3)     3,408,509      2,669,355
  Realized gain (loss) on investments ............         2,338          1,026        357,641      1,174,368
  Change in unrealized gain (loss)
   on investments ................................        12,662          6,758     (1,501,593)      (290,377)
  Reinvested capital gains .......................             -              -        784,976              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        15,658          7,781      3,049,533      3,553,346
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        74,242         25,326     13,140,522     15,133,881
  Transfers between funds ........................       203,034         71,996       (345,664)    (5,601,820)
  Surrenders (note 6) ............................           (97)             -     (1,290,987)    (2,568,284)
  Death benefits (note 4) ........................             -              -        (51,692)      (245,549)
  Net policy repayments (loans) (note 5) .........        (4,606)             -         41,896       (175,480)
  Deductions for surrender charges (note 2d) .....           (84)             -        (85,221)       (90,034)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (24,874)        (3,985)    (3,014,238)    (3,453,738)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (734)          (113)       (74,083)       (77,962)
    MSP contracts ................................             -              -         (3,479)        (3,430)
    SL contracts .................................           (82)           (13)       (67,031)       (57,595)
  Adjustments to maintain reserves ...............           752              -        (54,157)        68,079
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       247,551         93,211      8,195,866      2,928,068
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       263,209        100,992     11,245,399      6,481,414
Contract owners' equity beginning of period ......       100,992              -     84,125,171     77,643,757
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       364,201        100,992     95,370,570     84,125,171
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................         8,379              -      6,303,421      6,075,274
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        22,324          9,442      2,476,528      2,424,791
  Units redeemed .................................        (2,567)        (1,063)    (1,879,911)    (2,196,644)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        28,136          8,379      6,900,038      6,303,421
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidVIPEIS                       FidVIPGrS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................  $   1,135,439       1,121,883          30,821          26,150
  Realized gain (loss) on investments ............        731,696      (4,800,486)     (6,416,202)    (10,015,356)
  Change in unrealized gain (loss)
   on investments ................................      7,762,067      24,626,814       9,944,558      35,886,353
  Reinvested capital gains .......................        320,432               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      9,949,634      20,948,211       3,559,177      25,897,147
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     14,140,360      13,598,853      16,493,502      16,165,889
  Transfers between funds ........................        996,764        (678,612)     (2,755,076)      4,045,023
  Surrenders (note 6) ............................     (5,572,610)    (10,123,705)     (5,758,486)     (3,187,880)
  Death benefits (note 4) ........................       (155,714)        (70,450)       (172,812)        (38,946)
  Net policy repayments (loans) (note 5) .........       (240,600)        619,515        (427,150)       (490,480)
  Deductions for surrender charges (note 2d) .....       (245,813)       (354,897)       (489,519)       (111,755)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (4,668,800)     (4,569,939)     (6,486,112)     (6,639,047)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (190,810)       (146,122)       (241,652)       (202,212)
    MSP contracts ................................         (7,785)         (6,653)         (8,401)         (7,877)
    SL contracts .................................        (30,570)        (22,179)        (36,204)        (30,240)
  Adjustments to maintain reserves ...............         17,681            (422)        (75,263)         91,014
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................      4,042,103      (1,754,611)         42,827       9,593,489
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............     13,991,737      19,193,600       3,602,004      35,490,636
Contract owners' equity beginning of period ......     86,517,879      67,324,279     111,107,328      75,616,692
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............  $ 100,509,616      86,517,879     114,709,332     111,107,328
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      7,035,458       7,162,706       9,891,920       8,611,026
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      2,168,134       2,301,580       4,277,317       3,892,753
  Units redeemed .................................     (1,817,954)     (2,428,828)     (3,628,777)     (2,611,859)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      7,385,638       7,035,458      10,540,460       9,891,920
                                                    =============   =============   =============   =============

                                                             FidVIPHIS                       FidVIPOvS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................      2,109,409       1,514,749         306,414         135,021
  Realized gain (loss) on investments ............      1,028,520      (1,308,653)      2,951,398       7,076,659
  Change in unrealized gain (loss)
   on investments ................................       (787,461)      5,412,898       1,320,701       5,539,950
  Reinvested capital gains .......................              -               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      2,350,468       5,618,994       4,578,513      12,751,630
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      2,785,596       2,593,182       6,310,522       6,441,989
  Transfers between funds ........................      5,531,034       1,044,670       6,679,008      (7,049,489)
  Surrenders (note 6) ............................     (1,199,507)     (1,028,375)     (3,264,689)     (1,918,601)
  Death benefits (note 4) ........................        (88,758)         (8,171)        (97,444)         (7,361)
  Net policy repayments (loans) (note 5) .........         26,200        (294,719)        (93,240)       (342,607)
  Deductions for surrender charges (note 2d) .....        (86,439)        (36,051)        (81,763)        (67,259)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (1,178,226)     (1,345,170)     (1,546,756)     (1,282,804)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (48,135)        (44,804)        (54,634)        (39,163)
    MSP contracts ................................         (2,229)         (2,183)         (1,680)         (1,297)
    SL contracts .................................         (7,483)         (6,530)        (28,364)        (18,660)
  Adjustments to maintain reserves ...............        (57,666)         54,450         372,976        (216,411)
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................      5,674,387         926,299       8,193,936      (4,501,663)
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............      8,024,855       6,545,293      12,772,449       8,249,967
Contract owners' equity beginning of period ......     26,995,379      20,450,086      30,195,717      21,945,750
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............     35,020,234      26,995,379      42,968,166      30,195,717
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      2,909,209       2,864,859       2,878,586       3,000,646
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      1,057,111       1,072,376       1,576,627       2,550,722
  Units redeemed .................................       (747,036)     (1,028,026)       (831,017)     (2,672,782)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      3,219,284       2,909,209       3,624,196       2,878,586
                                                    =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              FidVIPConS                     FidVIPIGBdS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................  $     108,194         122,417          34,548              (9)
  Realized gain (loss) on investments ............      2,936,981      (3,299,422)        (41,199)         (1,044)
  Change in unrealized gain (loss)
   on investments ................................     12,911,537      23,252,143          54,096          11,193
  Reinvested capital gains .......................              -               -          24,872               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     15,956,712      20,075,138          72,317          10,140
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     15,832,014      13,452,331         425,268          52,310
  Transfers between funds ........................      4,428,368      14,597,101       2,848,262         653,876
  Surrenders (note 6) ............................     (6,881,163)     (3,127,918)       (112,251)           (648)
  Death benefits (note 4) ........................       (260,368)        (57,881)              -               -
  Net policy repayments (loans) (note 5) .........       (190,584)        (39,547)         (5,936)         (7,733)
  Deductions for surrender charges (note 2d) .....       (303,706)       (109,653)        (10,424)            (23)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (5,731,266)     (5,238,758)       (149,376)        (14,944)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (246,359)       (189,880)         (6,030)           (521)
    MSP contracts ................................         (6,485)         (4,782)           (403)             (1)
    SL contracts .................................        (33,578)        (26,628)         (1,483)            (34)
  Adjustments to maintain reserves ...............         51,006         (41,456)             95               2
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................      6,657,879      19,212,929       2,987,722         682,284
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............     22,614,591      39,288,067       3,060,039         692,424
Contract owners' equity beginning of period ......     96,177,093      56,889,026         692,424               -
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............  $ 118,791,684      96,177,093       3,752,463         692,424
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      6,956,452       5,021,480          67,767               -
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      3,070,750       3,535,066         311,688          70,136
  Units redeemed .................................     (2,495,940)     (1,600,094)        (27,409)         (2,369)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      7,531,262       6,956,452         352,046          67,767
                                                    =============   =============   =============   =============

                                                            FidVIPGrOpS                     FidVIPMCapS
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................         65,304          66,211          (1,265)            (27)
  Realized gain (loss) on investments ............       (458,387)     (1,182,616)        127,988          82,221
  Change in unrealized gain (loss)
   on investments ................................      1,497,336       4,646,657         963,441          98,757
  Reinvested capital gains .......................              -               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      1,104,253       3,530,252       1,090,164         180,951
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      2,143,792       2,522,608       1,100,880         125,191
  Transfers between funds ........................        347,844         115,567       4,575,574       1,130,175
  Surrenders (note 6) ............................     (1,255,890)       (541,985)       (181,579)         (6,389)
  Death benefits (note 4) ........................        (42,868)        (21,638)              -               -
  Net policy repayments (loans) (note 5) .........        (82,826)       (106,127)        (55,096)            547
  Deductions for surrender charges (note 2d) .....        (63,633)        (19,000)        (21,433)           (224)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (970,196)     (1,033,397)       (319,584)        (25,008)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (45,330)        (40,656)        (13,839)           (953)
    MSP contracts ................................         (1,880)         (1,689)           (107)            (20)
    SL contracts .................................         (7,582)         (6,191)         (2,191)           (216)
  Adjustments to maintain reserves ...............            897             465              23               -
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................         22,328         867,957       5,082,648       1,223,103
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............      1,126,581       4,398,209       6,172,812       1,404,054
Contract owners' equity beginning of period ......     15,687,054      11,288,845       1,404,054               -
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............     16,813,635      15,687,054       7,576,866       1,404,054
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................      1,733,173       1,624,590          99,682               -
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................        566,599         576,401         366,580         102,276
  Units redeemed .................................       (572,214)       (467,818)        (35,134)         (2,594)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................      1,727,558       1,733,173         431,128          99,682
                                                    =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             FidVIPValS                  FrVIPRisDiv
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     (5,771)        (1,461)        37,030          3,679
  Realized gain (loss) on investments ............       405,439        287,369        118,323         16,359
  Change in unrealized gain (loss)
   on investments ................................       178,029        365,472        473,356        177,883
  Reinvested capital gains .......................        11,920         25,908         70,156         11,381
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       589,617        677,288        698,865        209,302
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,241,854        393,487      1,658,934        255,396
  Transfers between funds ........................       448,464      3,393,887      4,507,000      2,304,502
  Surrenders (note 6) ............................      (210,668)       (89,905)      (248,370)        (6,889)
  Death benefits (note 4) ........................        (8,734)             -        (19,008)             -
  Net policy repayments (loans) (note 5) .........       (10,848)        (8,493)      (191,624)        (3,187)
  Deductions for surrender charges (note 2d) .....       (13,283)        (3,152)       (18,481)          (241)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (353,522)      (137,357)      (357,886)       (62,487)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (14,087)        (4,930)       (18,451)        (1,909)
    MSP contracts ................................          (625)          (219)          (667)           (27)
    SL contracts .................................        (1,255)          (332)        (2,296)          (432)
  Adjustments to maintain reserves ...............           196            221         (8,863)        13,638
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     1,077,492      3,543,207      5,300,288      2,498,364
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     1,667,109      4,220,495      5,999,153      2,707,666
Contract owners' equity beginning of period ......     4,374,375        153,880      2,707,666              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  6,041,484      4,374,375      8,706,819      2,707,666
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       369,649         20,494        220,019              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       159,620        377,272        484,374        225,681
  Units redeemed .................................       (81,023)       (28,117)       (68,439)        (5,662)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       448,246        369,649        635,954        220,019
                                                    ============   ============   ============   ============

                                                           FTVIPSmCpVal                  FrVIPForSec2
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         3,746            (21)        92,564         52,295
  Realized gain (loss) on investments ............        13,427         44,531      1,199,799        127,796
  Change in unrealized gain (loss)
   on investments ................................       493,415         45,044        711,656      1,180,204
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       510,588         89,554      2,004,019      1,360,295
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       481,894        133,840      2,142,386        889,757
  Transfers between funds ........................     2,556,824        425,151        761,090      5,672,154
  Surrenders (note 6) ............................       (78,921)          (203)      (562,239)          (278)
  Death benefits (note 4) ........................        (2,226)             -        (10,292)             -
  Net policy repayments (loans) (note 5) .........        (9,024)             -              -           (169)
  Deductions for surrender charges (note 2d) .....        (5,533)            (7)          (935)           (10)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (146,202)       (13,992)      (275,606)       (87,234)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (6,113)          (485)             -              -
    MSP contracts ................................           (13)             -              -              -
    SL contracts .................................          (536)           (67)             -              -
  Adjustments to maintain reserves ...............           148              -            197             34
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     2,790,298        544,237      2,054,601      6,474,254
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     3,300,886        633,791      4,058,620      7,834,549
Contract owners' equity beginning of period ......       633,791              -      7,973,978        139,429
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     3,934,677        633,791     12,032,598      7,973,978
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        47,449              -        638,033         14,717
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       207,280         48,623        500,088        765,651
  Units redeemed .................................       (17,345)        (1,174)      (323,371)      (142,335)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       237,384         47,449        814,750        638,033
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            FrVIPForSec                    GVITCVal
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     26,666          1,295        116,619         72,198
  Realized gain (loss) on investments ............        49,975         56,954        528,826       (819,312)
  Change in unrealized gain (loss)
   on investments ................................       469,226         77,270        911,636      2,375,390
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       545,867        135,519      1,557,081      1,628,276
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       800,890        154,942      1,307,022      1,087,630
  Transfers between funds ........................     1,855,158        971,236      2,482,872       (371,853)
  Surrenders (note 6) ............................      (141,121)       (13,074)      (159,407)      (204,750)
  Death benefits (note 4) ........................        (3,480)             -         (9,702)       (50,444)
  Net policy repayments (loans) (note 5) .........        (6,538)        (1,863)       (72,056)        10,868
  Deductions for surrender charges (note 2d) .....        (8,841)          (458)       (20,575)        (7,178)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (127,038)       (26,446)      (476,054)      (338,859)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (6,960)          (942)       (18,785)       (10,736)
    MSP contracts ................................          (109)           (21)          (829)          (647)
    SL contracts .................................        (1,053)           (42)        (2,867)        (2,037)
  Adjustments to maintain reserves ...............        (7,188)         7,360         41,631        (33,540)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     2,353,720      1,090,692      3,071,250         78,454
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     2,899,587      1,226,211      4,628,331      1,706,730
Contract owners' equity beginning of period ......     1,226,211              -      7,207,297      5,500,567
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  4,125,798      1,226,211     11,835,628      7,207,297
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        92,411              -        728,021        743,874
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       188,578         95,303        381,660        261,096
  Units redeemed .................................       (19,421)        (2,892)       (99,619)      (276,949)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       261,568         92,411      1,010,062        728,021
                                                    ============   ============   ============   ============

                                                           GVITDryIntVal                 GVITDMidCapl
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................        34,796             (4)       226,272        123,549
  Realized gain (loss) on investments ............        38,761         28,387      1,121,345       (406,230)
  Change in unrealized gain (loss)
   on investments ................................       430,051         22,942      5,605,147     12,149,701
  Reinvested capital gains .......................             -              -      1,548,608            278
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       503,608         51,325      8,501,372     11,867,298
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       545,830         18,266      9,108,294      8,936,277
  Transfers between funds ........................     3,504,332        274,261      4,448,740      4,583,904
  Surrenders (note 6) ............................       (23,470)        (6,158)    (3,369,706)    (1,823,209)
  Death benefits (note 4) ........................        (2,400)             -        (73,274)        (7,598)
  Net policy repayments (loans) (note 5) .........       (10,212)        (2,659)      (269,480)       (91,127)
  Deductions for surrender charges (note 2d) .....        (1,737)          (216)      (181,331)       (63,915)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (126,390)        (3,785)    (2,240,264)    (1,939,737)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (6,341)          (258)       (85,832)       (61,389)
    MSP contracts ................................          (172)           (21)        (1,727)        (1,729)
    SL contracts .................................          (813)           (11)       (32,833)       (23,449)
  Adjustments to maintain reserves ...............         4,643              -          7,959              -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     3,883,270        279,419      7,310,546      9,508,028
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,386,878        330,744     15,811,918     21,375,326
Contract owners' equity beginning of period ......       330,744              -     50,160,797     28,785,471
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     4,717,622        330,744     65,972,715     50,160,797
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        23,901              -      3,148,003      2,365,305
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       269,128         24,937      1,178,344      1,262,238
  Units redeemed .................................       (11,753)        (1,036)      (646,019)      (479,540)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       281,276         23,901      3,680,328      3,148,003
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITEmMrkts                    GVITFHiInc
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     88,806         15,636      2,564,570      2,004,921
  Realized gain (loss) on investments ............       823,392        604,619      1,250,192        515,988
  Change in unrealized gain (loss)
   on investments ................................      (626,920)     1,096,247       (471,186)     2,464,263
  Reinvested capital gains .......................       869,916              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,155,194      1,716,502      3,343,576      4,985,172
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,469,478        739,518      7,483,798      4,563,458
  Transfers between funds ........................     2,333,432      3,659,985     (4,521,700)    17,326,217
  Surrenders (note 6) ............................      (302,028)      (148,410)    (1,111,388)    (6,117,814)
  Death benefits (note 4) ........................       (10,868)       (21,757)      (112,286)        (4,471)
  Net policy repayments (loans) (note 5) .........        20,856        (16,541)        53,334       (346,516)
  Deductions for surrender charges (note 2d) .....       (23,236)        (5,203)       (61,114)      (214,467)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (463,356)      (215,788)    (1,311,610)    (1,218,036)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (19,049)        (7,043)       (45,479)       (38,129)
    MSP contracts ................................          (359)           (23)        (1,403)        (1,166)
    SL contracts .................................        (2,542)        (1,065)       (20,060)       (14,552)
  Adjustments to maintain reserves ...............           218            484        (30,643)        29,435
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     3,002,546      3,984,157        321,449     13,963,959
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,157,740      5,700,659      3,665,025     18,949,131
Contract owners' equity beginning of period ......     7,029,317      1,328,658     35,934,428     16,985,297
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 11,187,057      7,029,317     39,599,453     35,934,428
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       610,156        189,897      2,765,090      1,646,805
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       453,619        463,182      1,023,294      1,984,137
  Units redeemed .................................      (258,963)       (42,923)    (1,044,160)      (865,852)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       804,812        610,156      2,744,224      2,765,090
                                                    ============   ============   ============   ============

                                                             GVITGlFin1                     GVITGlHlth
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................        33,876          8,689         (4,552)        (1,406)
  Realized gain (loss) on investments ............       186,721         31,051        (30,279)       163,482
  Change in unrealized gain (loss)
   on investments ................................       115,389         88,676        298,651       (124,144)
  Reinvested capital gains .......................       171,722        220,655         17,644        300,747
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       507,708        349,071        281,464        338,679
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       371,158        216,607        722,258        417,000
  Transfers between funds ........................       (74,404)     1,782,009      1,590,936      1,976,395
  Surrenders (note 6) ............................       (35,563)       (39,741)      (144,050)       (35,257)
  Death benefits (note 4) ........................        (7,368)             -        (35,664)             -
  Net policy repayments (loans) (note 5) .........        (3,710)           (20)        (1,194)       (11,959)
  Deductions for surrender charges (note 2d) .....        (4,527)        (1,393)       (12,931)        (1,236)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (138,498)       (49,605)      (219,134)       (93,863)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,261)        (1,839)        (9,432)        (2,766)
    MSP contracts ................................           (30)             -           (105)            (1)
    SL contracts .................................          (957)          (586)        (1,767)          (856)
  Adjustments to maintain reserves ...............           473            303            195            (72)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       101,313      1,905,735      1,889,112      2,247,385
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       609,021      2,254,806      2,170,576      2,586,064
Contract owners' equity beginning of period ......     2,390,525        135,719      2,794,019        207,955
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     2,999,546      2,390,525      4,964,595      2,794,019
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       195,399         15,666        245,499         24,935
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        91,983        187,771        210,373        241,486
  Units redeemed .................................       (84,344)        (8,038)       (51,138)       (20,922)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       203,038        195,399        404,734        245,499
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITGlTech                    GVITGlUtl1
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     (9,080)        (3,687)        20,807          2,620
  Realized gain (loss) on investments ............       611,568        186,217        108,716         34,410
  Change in unrealized gain (loss)
   on investments ................................      (347,539)       902,402        165,443         52,291
  Reinvested capital gains .......................             -              -        117,478              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       254,949      1,084,932        412,444         89,321
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       964,750        761,660        276,686        105,327
  Transfers between funds ........................     3,887,812      3,126,107      1,366,596        622,122
  Surrenders (note 6) ............................      (129,273)       (85,018)       (23,567)       (39,275)
  Death benefits (note 4) ........................        (6,512)        (3,024)          (324)             -
  Net policy repayments (loans) (note 5) .........       (12,252)       (41,081)        (2,610)           583
  Deductions for surrender charges (note 2d) .....       (15,310)        (2,980)        (2,983)        (1,377)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (301,508)      (206,424)       (59,288)       (22,472)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (12,107)        (7,143)        (2,524)          (739)
    MSP contracts ................................          (367)          (273)           (43)             -
    SL contracts .................................          (970)          (738)          (268)          (175)
  Adjustments to maintain reserves ...............          (303)           521            161             (9)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     4,373,960      3,541,607      1,551,836        663,985
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,628,909      4,626,539      1,964,280        753,306
Contract owners' equity beginning of period ......     5,860,343      1,233,804        848,105         94,799
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 10,489,252      5,860,343      2,812,385        848,105
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,923,437        626,247         78,867         10,923
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,817,494      1,505,198        161,650         78,954
  Units redeemed .................................      (434,485)      (208,008)       (39,213)       (11,010)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,306,446      1,923,437        201,304         78,867
                                                    ============   ============   ============   ============

                                                             GVITGvtBd                     GVITGrowth
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................     7,538,438      6,332,442         46,932         (2,134)
  Realized gain (loss) on investments ............       959,610      4,746,922       (370,475)    (7,260,407)
  Change in unrealized gain (loss)
   on investments ................................    (6,769,675)    (7,366,374)     1,543,358     11,255,445
  Reinvested capital gains .......................     2,833,814        303,327              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     4,562,187      4,016,317      1,219,815      3,992,904
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    24,085,672     35,042,205      3,219,676      3,574,930
  Transfers between funds ........................   (32,459,168)   (56,638,431)      (891,008)      (166,732)
  Surrenders (note 6) ............................   (11,441,756)   (30,026,562)      (681,844)    (2,673,167)
  Death benefits (note 4) ........................      (198,830)      (100,750)      (103,252)       (17,888)
  Net policy repayments (loans) (note 5) .........      (351,504)     1,461,543       (122,620)        13,728
  Deductions for surrender charges (note 2d) .....      (521,758)    (1,052,613)       (71,819)       (93,711)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (4,884,014)    (7,540,987)    (1,447,388)    (1,614,663)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................      (115,093)      (132,496)       (64,513)       (55,080)
    MSP contracts ................................       (17,435)       (21,841)        (2,240)        (2,472)
    SL contracts .................................       (77,362)       (71,479)        (6,699)        (5,433)
  Adjustments to maintain reserves ...............       (38,598)        44,694            241            431
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................   (26,019,846)   (59,036,717)      (171,466)    (1,040,057)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............   (21,457,659)   (55,020,400)     1,048,349      2,952,847
Contract owners' equity beginning of period ......   161,219,837    216,240,237     14,901,274     11,948,427
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............   139,762,178    161,219,837     15,949,623     14,901,274
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................    11,739,257     15,832,361      2,222,372      2,437,525
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     4,124,396      6,612,175        583,168        860,919
  Units redeemed .................................    (5,732,867)   (10,705,279)      (609,750)    (1,076,072)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................    10,130,786     11,739,257      2,195,790      2,222,372
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDAgg                      GVITIDCon
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    165,619         48,954        149,212         83,758
  Realized gain (loss) on investments ............       187,284        181,388         45,003         14,703
  Change in unrealized gain (loss)
   on investments ................................       837,817        715,206         44,902        161,113
  Reinvested capital gains .......................       243,504         71,466         65,900         18,585
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,434,224      1,017,014        305,017        278,159
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,434,152      2,494,286      2,139,028        936,911
  Transfers between funds ........................     2,820,256      2,048,043      1,412,054      2,045,025
  Surrenders (note 6) ............................       (89,584)       (58,372)      (166,685)       (35,948)
  Death benefits (note 4) ........................        (3,270)           (70)        (3,970)       (21,942)
  Net policy repayments (loans) (note 5) .........      (112,058)       (23,098)       (15,024)       (16,162)
  Deductions for surrender charges (note 2d) .....       (39,980)        (2,046)       (11,281)        (1,260)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (784,266)      (350,358)      (457,690)      (303,068)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (28,497)       (11,964)       (13,122)        (7,634)
    MSP contracts ................................          (334)           (92)        (3,162)        (1,553)
    SL contracts .................................        (3,704)          (741)        (3,914)        (1,957)
  Adjustments to maintain reserves ...............           161             98            147            (64)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     5,192,876      4,095,686      2,876,381      2,592,348
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     6,627,100      5,112,700      3,181,398      2,870,507
Contract owners' equity beginning of period ......     6,473,571      1,360,871      4,973,477      2,102,970
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 13,100,671      6,473,571      8,154,875      4,973,477
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       589,444        163,357        458,729        209,267
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       567,157        477,178        339,113        289,466
  Units redeemed .................................      (109,907)       (51,091)       (78,084)       (40,004)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,046,694        589,444        719,758        458,729
                                                    ============   ============   ============   ============

                                                            GVITIDMod                    GVITIDModAgg
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       518,548        173,050        490,408        134,816
  Realized gain (loss) on investments ............       331,395         22,099        480,505        130,031
  Change in unrealized gain (loss)
   on investments ................................     1,575,544      1,669,089      2,080,811      2,253,214
  Reinvested capital gains .......................       135,430          6,002        422,100              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,560,917      1,870,240      3,473,824      2,518,061
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     7,928,864      3,619,210      7,254,544      3,913,779
  Transfers between funds ........................     9,313,826      8,212,652     13,619,108      7,209,340
  Surrenders (note 6) ............................      (545,430)      (253,774)      (531,514)       (76,496)
  Death benefits (note 4) ........................       (22,514)           (30)      (942,384)          (100)
  Net policy repayments (loans) (note 5) .........      (344,684)       (80,776)      (353,846)        25,879
  Deductions for surrender charges (note 2d) .....       (88,106)        (8,896)       (95,420)        (2,682)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (2,179,316)      (906,725)    (2,249,180)      (953,658)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (75,434)       (29,616)       (81,649)       (27,625)
    MSP contracts ................................        (6,469)        (1,348)        (4,587)        (2,517)
    SL contracts .................................       (10,205)        (4,559)        (8,312)        (2,677)
  Adjustments to maintain reserves ...............        (5,549)         5,256            202          1,006
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    13,964,983     10,551,394     16,606,962     10,084,249
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    16,525,900     12,421,634     20,080,786     12,602,310
Contract owners' equity beginning of period ......    16,144,382      3,722,748     16,050,486      3,448,176
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    32,670,282     16,144,382     36,131,272     16,050,486
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,471,635        407,326      1,459,312        396,964
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,561,230      1,194,515      1,880,490      1,179,488
  Units redeemed .................................      (311,211)      (130,206)      (407,636)      (117,140)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     2,721,654      1,471,635      2,932,166      1,459,312
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITIDModCon                   GVITIntGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    261,289        143,311         13,051         (1,304)
  Realized gain (loss) on investments ............       178,632         47,748        263,101        287,832
  Change in unrealized gain (loss)
   on investments ................................       325,139        677,003        (27,696)       217,181
  Reinvested capital gains .......................        82,536         14,290              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       847,596        882,352        248,456        503,709
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,154,210      2,460,009        252,026        376,773
  Transfers between funds ........................     3,059,048      2,128,280       (982,540)       978,646
  Surrenders (note 6) ............................       (60,961)       (87,575)       (39,152)       (74,725)
  Death benefits (note 4) ........................       (99,902)       (22,472)           (64)          (132)
  Net policy repayments (loans) (note 5) .........      (118,076)        15,603         (2,500)         7,411
  Deductions for surrender charges (note 2d) .....       (19,732)        (3,070)        (5,944)        (2,620)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (760,400)      (495,026)       (69,098)       (66,125)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (24,201)       (14,993)        (3,348)        (2,606)
    MSP contracts ................................        (4,040)        (1,950)          (189)            (7)
    SL contracts .................................        (8,196)        (6,010)          (204)          (171)
  Adjustments to maintain reserves ...............            87            975        433,435       (312,286)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     4,117,837      3,973,771       (417,578)       904,158
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,965,433      4,856,123       (169,122)     1,407,867
Contract owners' equity beginning of period ......     8,942,689      4,086,566      2,051,563        643,696
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 13,908,122      8,942,689      1,882,441      2,051,563
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       815,829        423,829        302,911        128,905
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       518,256        476,737         75,954        190,940
  Units redeemed .................................      (147,527)       (84,737)      (135,145)       (16,934)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,186,558        815,829        243,720        302,911
                                                    ============   ============   ============   ============

                                                             GVITJPBal                     GVITSMdCpGr
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       365,375        310,932        (14,726)       (21,177)
  Realized gain (loss) on investments ............       176,924     (1,114,649)       903,791     (6,221,454)
  Change in unrealized gain (loss)
   on investments ................................     1,096,457      4,225,049      1,889,603     11,980,636
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,638,756      3,421,332      2,778,668      5,738,005
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,759,896      4,638,871      2,740,526      2,705,656
  Transfers between funds ........................    (1,062,356)    (1,225,528)     8,464,512     (4,603,563)
  Surrenders (note 6) ............................    (1,835,320)    (3,610,097)      (739,209)    (2,346,548)
  Death benefits (note 4) ........................       (39,280)       (81,014)       (15,356)       (15,373)
  Net policy repayments (loans) (note 5) .........         5,368        (22,644)      (170,470)       (60,881)
  Deductions for surrender charges (note 2d) .....       (91,815)      (126,556)       (91,667)       (82,261)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,007,232)    (1,217,180)    (1,124,136)    (1,258,797)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (41,577)       (34,976)       (45,277)       (36,188)
    MSP contracts ................................        (2,267)        (2,676)          (824)          (718)
    SL contracts .................................        (8,513)        (7,848)        (5,401)        (4,443)
  Adjustments to maintain reserves ...............           194          1,549            221           (170)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,322,902)    (1,688,099)     9,012,919     (5,703,286)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       315,854      1,733,233     11,791,587         34,719
Contract owners' equity beginning of period ......    20,653,281     18,920,048     17,505,609     17,470,890
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    20,969,135     20,653,281     29,297,196     17,505,609
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,965,948      2,162,462      1,734,720      2,440,718
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       462,314        812,892      1,770,411        709,269
  Units redeemed .................................      (600,256)    (1,009,406)      (511,493)    (1,415,267)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,828,006      1,965,948      2,993,638      1,734,720
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              GVITMyMkt                      GVITMyMkt5
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................  $   1,092,463       1,171,193       2,205,220       1,311,594
  Realized gain (loss) on investments ............              -               -               -               -
  Change in unrealized gain (loss)
   on investments ................................              -               -               -               -
  Reinvested capital gains .......................              -               -               -               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....      1,092,463       1,171,193       2,205,220       1,311,594
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     91,624,704      97,467,249     181,752,108     192,507,440
  Transfers between funds ........................    (75,103,776)   (114,357,039)    (34,685,180)   (101,290,021)
  Surrenders (note 6) ............................    (38,910,568)    (55,824,565)    (31,071,081)    (61,768,748)
  Death benefits (note 4) ........................       (461,846)       (379,114)       (223,796)        (89,736)
  Net policy repayments (loans) (note 5) .........     (1,204,930)      2,863,684          (2,686)      1,132,304
  Deductions for surrender charges (note 2d) .....     (1,487,186)     (1,956,990)       (582,301)     (2,165,370)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (11,958,702)    (16,170,050)     (6,034,070)     (7,334,396)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (419,623)       (488,660)              -               -
    MSP contracts ................................        (27,238)        (24,579)              -               -
    SL contracts .................................        (83,030)        (96,167)              -               -
  Adjustments to maintain reserves ...............     (2,214,087)      3,301,389           1,246          (1,515)
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................    (40,246,282)    (85,664,842)    109,154,240      20,989,958
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............    (39,153,819)    (84,493,649)    111,359,460      22,301,552
Contract owners' equity beginning of period ......    166,183,415     250,677,064     285,855,485     263,553,933
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............  $ 127,029,596     166,183,415     397,214,945     285,855,485
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................     13,832,030      20,878,155      28,409,452      26,310,238
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................      8,059,518      10,462,793      26,328,821      29,358,050
  Units redeemed .................................    (11,543,946)    (17,508,918)    (15,545,871)    (27,258,836)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................     10,347,602      13,832,030      39,192,402      28,409,452
                                                    =============   =============   =============   =============

                                                              GVITNWFund                      GVITLead
                                                    -----------------------------   -----------------------------
                                                        2004            2003            2004            2003
                                                    -------------   -------------   -------------   -------------
Investment activity:
  Net investment income (loss) ...................      2,751,977         956,515           2,093             285
  Realized gain (loss) on investments ............        105,578     (17,379,807)         24,049          66,863
  Change in unrealized gain (loss)
   on investments ................................     18,602,994      65,736,490          67,267          18,296
  Reinvested capital gains .......................              -               -           9,814               -
                                                    -------------   -------------   -------------   -------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     21,460,549      49,313,198         103,223          85,444
                                                    -------------   -------------   -------------   -------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................      7,086,110       7,905,976          89,246          85,026
  Transfers between funds ........................       (754,832)     23,708,643         209,198          94,719
  Surrenders (note 6) ............................     (2,436,781)     (1,831,670)        (30,949)         (5,325)
  Death benefits (note 4) ........................       (199,992)       (264,630)             (2)            (19)
  Net policy repayments (loans) (note 5) .........       (320,612)       (278,604)        (10,408)         (6,100)
  Deductions for surrender charges (note 2d) .....       (205,286)        (64,211)         (1,397)           (187)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..     (5,361,854)     (5,875,204)        (23,120)        (16,243)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (173,614)       (148,808)           (997)           (718)
    MSP contracts ................................        (12,330)        (11,110)              -               -
    SL contracts .................................        (14,327)        (12,490)            (42)            (17)
  Adjustments to maintain reserves ...............          1,782           1,769              91               -
                                                    -------------   -------------   -------------   -------------
      Net equity transactions ....................     (2,391,736)     23,129,661         231,620         151,136
                                                    -------------   -------------   -------------   -------------
Net change in contract owners' equity ............     19,068,813      72,442,859         334,843         236,580
Contract owners' equity beginning of period ......    224,447,215     152,004,356         364,981         128,401
                                                    -------------   -------------   -------------   -------------
Contract owners' equity end of period ............    243,516,028     224,447,215         699,824         364,981
                                                    =============   =============   =============   =============
CHANGES IN UNITS:
  Beginning units ................................     22,934,562      19,713,536          34,475          15,191
                                                    -------------   -------------   -------------   -------------
  Units purchased ................................        917,003       4,267,609          29,157          23,642
  Units redeemed .................................     (1,151,367)     (1,046,583)         (7,890)         (4,358)
                                                    -------------   -------------   -------------   -------------
  Ending units ...................................     22,700,198      22,934,562          55,742          34,475
                                                    =============   =============   =============   =============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITNStrVal                   GVITSmCapGr
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $       (458)          (796)       (27,171)       (18,206)
  Realized gain (loss) on investments ............       489,317       (149,477)     1,409,400      2,099,998
  Change in unrealized gain (loss)
   on investments ................................      (371,091)       709,462      1,674,218      2,410,575
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       117,768        559,189      3,056,447      4,492,367
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        61,038        129,319      3,870,884      3,843,574
  Transfers between funds ........................    (1,771,832)        98,035      2,840,268      3,039,194
  Surrenders (note 6) ............................        (2,570)      (567,140)      (563,151)      (803,743)
  Death benefits (note 4) ........................             -           (208)       (19,870)        (1,348)
  Net policy repayments (loans) (note 5) .........          (426)        (8,467)       (80,632)       (65,073)
  Deductions for surrender charges (note 2d) .....           (99)       (19,882)       (53,430)       (28,176)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (24,384)       (79,625)    (1,043,252)      (994,625)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,177)        (3,104)       (41,546)       (33,684)
    MSP contracts ................................          (188)          (444)          (673)          (548)
    SL contracts .................................          (197)          (474)       (11,652)        (9,095)
  Adjustments to maintain reserves ...............           (18)            34        988,085       (989,376)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,739,853)      (451,956)     5,885,031      3,957,100
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    (1,622,085)       107,233      8,941,478      8,449,467
Contract owners' equity beginning of period ......     1,622,085      1,514,852     19,845,051     11,395,584
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $          -      1,622,085     28,786,529     19,845,051
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       156,411        202,694      1,453,721      1,119,506
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        24,511         57,324        700,563        574,317
  Units redeemed .................................      (180,922)      (103,607)      (290,886)      (240,102)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................             -        156,411      1,863,398      1,453,721
                                                    ============   ============   ============   ============

                                                            GVITSmCapVal                   GVITSmComp
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................      (122,124)       (87,482)      (174,098)      (143,671)
  Realized gain (loss) on investments ............     2,324,489     (3,331,739)     4,271,079     (1,256,885)
  Change in unrealized gain (loss)
   on investments ................................     5,004,439     30,637,626        660,494     24,310,071
  Reinvested capital gains .......................     6,436,436              -     10,264,062              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....    13,643,240     27,218,405     15,021,537     22,909,515
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    11,262,248     10,964,969     12,360,798     11,486,749
  Transfers between funds ........................    (4,422,156)     3,526,726     (7,948,742)     3,805,259
  Surrenders (note 6) ............................    (3,082,384)    (3,697,081)    (6,004,130)    (3,898,963)
  Death benefits (note 4) ........................       (86,192)       (38,805)      (194,390)       (36,812)
  Net policy repayments (loans) (note 5) .........      (511,704)     1,221,426       (392,018)       174,118
  Deductions for surrender charges (note 2d) .....      (186,303)      (129,605)      (269,700)      (136,682)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (3,786,368)    (3,358,389)    (3,220,796)    (3,057,512)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................      (158,950)      (114,627)      (116,411)       (89,129)
    MSP contracts ................................        (4,943)        (3,761)        (3,675)        (2,962)
    SL contracts .................................       (31,043)       (22,315)       (20,594)       (15,599)
  Adjustments to maintain reserves ...............       (71,394)        48,422        (27,428)        24,271
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,079,189)     8,396,960     (5,837,086)     8,252,738
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    12,564,051     35,615,365      9,184,451     31,162,253
Contract owners' equity beginning of period ......    80,325,414     44,710,049     80,466,986     49,304,733
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    92,889,465     80,325,414     89,651,437     80,466,986
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     4,241,435      3,651,086      5,165,973      4,334,554
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       944,605      1,499,506      1,744,812      2,105,343
  Units redeemed .................................      (954,598)      (909,157)    (1,962,591)    (1,273,924)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     4,231,442      4,241,435      4,948,194      5,165,973
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GVITTGroFoc                    GVITUSGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $       (302)          (526)        (3,470)        (1,851)
  Realized gain (loss) on investments ............        93,434        156,796       (375,192)       674,474
  Change in unrealized gain (loss)
   on investments ................................       (66,842)       130,920        578,925       (163,614)
  Reinvested capital gains .......................             -              -        165,876        292,900
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        26,290        287,190        366,139        801,909
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        95,836        169,804        685,388        501,154
  Transfers between funds ........................    (1,186,628)       352,590       (834,030)     3,039,266
  Surrenders (note 6) ............................       (22,176)       (83,300)      (176,278)      (226,805)
  Death benefits (note 4) ........................          (386)           (88)        (7,312)             -
  Net policy repayments (loans) (note 5) .........        (2,830)        (1,138)       (14,916)        (7,359)
  Deductions for surrender charges (note 2d) .....          (858)        (2,920)       (11,543)        (7,951)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (22,424)       (57,261)      (249,472)      (161,867)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (827)        (2,036)        (9,914)        (6,441)
    MSP contracts ................................            (8)           (23)          (276)           (57)
    SL contracts .................................          (175)          (448)          (942)          (382)
  Adjustments to maintain reserves ...............        (8,761)         1,058            523          2,805
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,149,237)       376,238       (618,772)     3,132,363
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    (1,122,947)       663,428       (252,633)     3,934,272
Contract owners' equity beginning of period ......     1,122,947        459,519      4,336,194        401,922
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $          -      1,122,947      4,083,561      4,336,194
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       337,566        208,046        346,883         48,858
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        63,741        187,485        111,043        336,513
  Units redeemed .................................      (401,307)       (57,965)      (167,120)       (38,488)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................             -        337,566        290,806        346,883
                                                    ============   ============   ============   ============

                                                           GVITVKMultiSec                  GVITWLead
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       819,412      1,321,565         (1,131)        (2,267)
  Realized gain (loss) on investments ............       721,092      1,062,710        155,078       (574,965)
  Change in unrealized gain (loss)
   on investments ................................      (502,965)       550,178        451,020      1,609,490
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     1,037,539      2,934,453        604,967      1,032,258
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,572,366      3,695,958        528,376        592,766
  Transfers between funds ........................    (7,238,858)     1,368,926        640,260       (323,570)
  Surrenders (note 6) ............................    (2,328,979)    (7,991,229)      (131,528)      (398,551)
  Death benefits (note 4) ........................        (9,534)       (15,509)        (6,904)        (1,209)
  Net policy repayments (loans) (note 5) .........       (66,170)       (50,134)        11,246          6,501
  Deductions for surrender charges (note 2d) .....       (28,653)      (280,141)       (12,284)       (13,972)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (823,722)    (1,057,623)      (254,858)      (234,284)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (26,060)       (26,096)       (12,977)       (10,839)
    MSP contracts ................................        (3,253)        (3,306)          (286)          (282)
    SL contracts .................................        (3,679)        (4,084)        (1,382)          (967)
  Adjustments to maintain reserves ...............       (89,250)        84,899            (80)           191
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (8,045,792)    (4,278,339)       759,583       (384,216)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    (7,008,253)    (1,343,886)     1,364,550        648,042
Contract owners' equity beginning of period ......    21,100,002     22,443,888      3,652,676      3,004,634
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    14,091,749     21,100,002      5,017,226      3,652,676
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,587,574      1,873,291        359,266        406,549
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       417,112      1,399,580        178,586        122,092
  Units redeemed .................................    (1,024,478)    (1,685,297)       (97,204)      (169,375)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       980,208      1,587,574        440,648        359,266
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            GSMdCpValA                  GSVITMidCap
                                                    --------------------------  ---------------------------
                                                       2004          2003          2004           2003
                                                    ------------  ------------  ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $          -             -       125,668         88,506
  Realized gain (loss) on investments ............             -             6     2,310,929        135,995
  Change in unrealized gain (loss)
   on investments ................................             -            20     1,269,480      1,824,068
  Reinvested capital gains .......................             -             -     3,321,362        145,638
                                                    ------------  ------------  ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....             -            26     7,027,439      2,194,207
                                                    ------------  ------------  ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................             -             -     4,622,376      1,834,204
  Transfers between funds ........................             -          (763)   10,080,864     13,587,697
  Surrenders (note 6) ............................             -             -      (848,903)       (14,049)
  Death benefits (note 4) ........................             -             -       (65,516)             -
  Net policy repayments (loans) (note 5) .........             -             -        60,952         (2,677)
  Deductions for surrender charges (note 2d) .....             -             -       (22,239)          (493)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..             -           (74)     (514,068)      (121,300)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -             -             -              -
    MSP contracts ................................             -             -             -              -
    SL contracts .................................             -             -             -              -
  Adjustments to maintain reserves ...............             -           811           467            811
                                                    ------------  ------------  ------------   ------------
      Net equity transactions ....................             -           (26)   13,313,933     15,284,193
                                                    ------------  ------------  ------------   ------------
Net change in contract owners' equity ............             -             -    20,341,372     17,478,400
Contract owners' equity beginning of period ......             -             -    17,551,174         72,774
                                                    ------------  ------------  ------------   ------------
Contract owners' equity end of period ............  $          -             -    37,892,546     17,551,174
                                                    ============  ============  ============   ============
CHANGES IN UNITS:
  Beginning units ................................             -             -     1,387,658          7,368
                                                    ------------  ------------  ------------   ------------
  Units purchased ................................             -            77     1,543,439      1,500,451
  Units redeemed .................................             -           (77)     (544,517)      (120,161)
                                                    ------------  ------------  ------------   ------------
  Ending units ...................................             -             -     2,386,580      1,387,658
                                                    ============  ============  ============   ============

                                                              JanBal                     JanCapAp
                                                    --------------------------  ---------------------------
                                                       2004          2003          2004           2003
                                                    ------------  ------------  ------------   ------------
Investment activity:
  Net investment income (loss) ...................       151,038         54,491        (42,874)        32,528
  Realized gain (loss) on investments ............        70,816         85,307      1,143,877     (1,912,692)
  Change in unrealized gain (loss)
   on investments ................................       363,085        246,371      5,549,490      8,271,924
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       584,939        386,169      6,650,493      6,391,760
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,160,576        821,364      6,422,848      7,160,656
  Transfers between funds ........................     1,679,870      4,055,239     (7,394,698)     2,601,889
  Surrenders (note 6) ............................       (69,424)       (87,938)    (1,752,563)    (1,153,173)
  Death benefits (note 4) ........................       (28,654)             -        (18,232)       (23,216)
  Net policy repayments (loans) (note 5) .........           472           (985)      (134,220)      (116,736)
  Deductions for surrender charges (note 2d) .....        (4,315)        (3,083)      (120,894)       (40,426)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (178,672)       (71,400)    (2,242,458)    (2,498,629)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (2,507)          (649)       (91,384)       (78,888)
    MSP contracts ................................             -              -         (2,106)        (2,042)
    SL contracts .................................          (435)          (134)       (11,896)       (11,045)
  Adjustments to maintain reserves ...............           193             53            463          1,269
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     2,557,104      4,712,467     (5,345,140)     5,839,659
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     3,142,043      5,098,636      1,305,353     12,231,419
Contract owners' equity beginning of period ......     5,108,439          9,803     41,144,561     28,913,142
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     8,250,482      5,108,439     42,449,914     41,144,561
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       449,080            977      6,358,834      5,364,244
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       491,143        487,396      1,474,265      2,562,709
  Units redeemed .................................      (269,377)       (39,293)    (2,272,205)    (1,568,119)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       670,846        449,080      5,560,894      6,358,834
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                             JanGlTech                      JanIntGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     (8,121)        (8,866)       257,097        259,609
  Realized gain (loss) on investments ............      (645,737)    (2,439,149)     2,563,889      2,408,308
  Change in unrealized gain (loss)
   on investments ................................       695,001      7,347,499      3,612,548      6,998,962
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        41,143      4,899,484      6,433,534      9,666,879
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     2,795,478      3,378,471      5,532,358      5,987,682
  Transfers between funds ........................    (1,856,896)    (1,559,502)    (3,450,776)    (7,806,540)
  Surrenders (note 6) ............................      (653,867)      (537,101)    (1,699,195)    (1,040,879)
  Death benefits (note 4) ........................        (8,038)       (10,154)       (31,014)       (39,662)
  Net policy repayments (loans) (note 5) .........       (47,148)      (142,785)      (118,742)       (94,748)
  Deductions for surrender charges (note 2d) .....       (63,144)       (18,829)      (120,978)       (36,489)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,005,570)    (1,177,248)    (1,873,360)    (1,976,426)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (42,706)       (38,787)       (75,471)       (60,533)
    MSP contracts ................................          (828)          (817)        (1,518)        (1,406)
    SL contracts .................................        (7,949)        (6,794)        (9,874)        (8,230)
  Adjustments to maintain reserves ...............           365          3,196         72,014        (48,110)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................      (890,303)      (110,350)    (1,776,556)    (5,125,341)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............      (849,160)     4,789,134      4,656,978      4,541,538
Contract owners' equity beginning of period ......    15,076,606     10,287,472     36,484,345     31,942,807
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 14,227,446     15,076,606     41,141,323     36,484,345
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     4,234,188      4,230,880      5,805,013      6,832,396
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,097,931      1,494,645      1,967,284      1,706,716
  Units redeemed .................................    (1,360,705)    (1,491,337)    (2,257,961)    (2,734,099)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,971,414      4,234,188      5,514,336      5,805,013
                                                    ============   ============   ============   ============

                                                            JanRMgLgCap                  MFSVITInvGrwI
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         3,669             29           (393)           (23)
  Realized gain (loss) on investments ............         5,557            109          6,510          2,763
  Change in unrealized gain (loss)
   on investments ................................         1,454          3,346        175,975         20,062
  Reinvested capital gains .......................        20,216              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        30,896          3,484        182,092         22,802
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        26,758         22,103        421,652        185,244
  Transfers between funds ........................       263,556         16,103      1,862,074        253,790
  Surrenders (note 6) ............................        (1,148)             -        (42,476)           (19)
  Death benefits (note 4) ........................             -              -              -              -
  Net policy repayments (loans) (note 5) .........        (8,162)             -        (13,232)             -
  Deductions for surrender charges (note 2d) .....          (210)             -         (5,325)            (1)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (11,240)        (1,327)      (136,202)        (9,922)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (592)           (37)        (5,923)          (427)
    MSP contracts ................................             -              -           (123)           (10)
    SL contracts .................................           (39)             -           (321)           (10)
  Adjustments to maintain reserves ...............            53              1            (85)             -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       268,976         36,843      2,080,039        428,645
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       299,872         40,327      2,262,131        451,447
Contract owners' equity beginning of period ......        40,327              -        451,447              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       340,199         40,327      2,713,578        451,447
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................         3,278              -         38,925              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        22,085          3,396        192,674         39,860
  Units redeemed .................................        (1,821)          (118)       (17,309)          (935)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        23,542          3,278        214,290         38,925
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                            MFSVITValIn                    NBAMTFasc
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $      2,441            (32)        (2,756)        (1,210)
  Realized gain (loss) on investments ............         5,319          4,761         33,284         93,857
  Change in unrealized gain (loss)
   on investments ................................        87,483         24,142        147,002         27,859
  Reinvested capital gains .......................         8,180              -          5,080            311
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       103,423         28,871        182,610        120,817
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       237,958         36,952        262,754         45,421
  Transfers between funds ........................       497,492        208,644      1,252,168        683,040
  Surrenders (note 6) ............................        (3,873)           (14)        (5,568)        (2,040)
  Death benefits (note 4) ........................        (1,340)             -           (766)             -
  Net policy repayments (loans) (note 5) .........        (2,552)        (7,285)        (2,002)          (114)
  Deductions for surrender charges (note 2d) .....        (1,273)            (1)           (90)           (71)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (66,618)       (13,032)       (41,206)       (14,451)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (2,558)          (431)        (1,073)          (113)
    MSP contracts ................................            (8)             -              -              -
    SL contracts .................................          (177)           (25)          (113)             -
  Adjustments to maintain reserves ...............           108         14,492            135             (5)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       657,159        239,300      1,464,239        711,667
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       760,582        268,171      1,646,849        832,484
Contract owners' equity beginning of period ......       268,171              -        868,210         35,726
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  1,028,753        268,171      2,515,059        868,210
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        21,683              -         69,138          3,552
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        56,865         23,541        131,687         70,587
  Units redeemed .................................        (6,330)        (1,858)       (21,661)        (5,001)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        72,218         21,683        179,164         69,138
                                                    ============   ============   ============   ============

                                                            NBAMTGuard                      NBAMTLMat
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................         1,257         95,766        115,788         38,806
  Realized gain (loss) on investments ............       589,742     (2,872,414)       (31,570)        (5,817)
  Change in unrealized gain (loss)
   on investments ................................     1,416,484      6,456,331        (71,615)       (25,993)
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,007,483      3,679,683         12,603          6,996
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,609,514      2,582,164        274,148         58,892
  Transfers between funds ........................    (1,745,024)    (5,575,421)     2,164,314      1,139,481
  Surrenders (note 6) ............................      (254,328)      (743,806)       (77,310)        (5,044)
  Death benefits (note 4) ........................       (86,740)        (7,394)             -              -
  Net policy repayments (loans) (note 5) .........       (49,656)      (104,624)       (24,204)        (1,608)
  Deductions for surrender charges (note 2d) .....       (34,342)       (26,075)        (1,843)          (177)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (647,614)      (782,786)      (104,620)       (16,529)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (31,107)       (26,924)        (6,232)          (767)
    MSP contracts ................................          (910)        (1,184)          (379)          (244)
    SL contracts .................................        (5,082)        (4,282)          (895)          (113)
  Adjustments to maintain reserves ...............       (31,122)        26,308             62             15
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,276,411)    (4,664,024)     2,223,041      1,173,906
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       731,072       (984,341)     2,235,644      1,180,902
Contract owners' equity beginning of period ......    13,937,956     14,922,297      1,180,902              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    14,669,028     13,937,956      3,416,546      1,180,902
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,111,032      1,679,893        116,918              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       232,109        371,872        250,023        119,449
  Units redeemed .................................      (342,317)      (940,733)       (31,293)        (2,531)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,000,824      1,111,032        335,648        116,918
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                             NBAMTMCGr                    NBAMTPart
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    (38,881)       (56,614)       (12,962)       (12,047)
  Realized gain (loss) on investments ............      (143,920)    (6,377,133)       557,880       (561,413)
  Change in unrealized gain (loss)
   on investments ................................     6,035,016     15,912,922      2,294,858      4,134,976
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,852,215      9,479,175      2,839,776      3,561,516
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     5,727,688      8,083,193      1,780,040      1,560,523
  Transfers between funds ........................    (2,771,470)    (8,263,876)     5,925,040       (777,622)
  Surrenders (note 6) ............................    (1,757,193)    (5,907,368)      (837,024)      (726,406)
  Death benefits (note 4) ........................       (25,890)       (11,596)       (37,496)       (10,628)
  Net policy repayments (loans) (note 5) .........      (101,094)     1,432,261         52,094        (33,461)
  Deductions for surrender charges (note 2d) .....      (131,963)      (207,089)       (43,044)       (25,465)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (2,134,402)    (2,335,277)      (746,454)      (739,323)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (84,046)       (69,062)       (38,362)       (31,895)
    MSP contracts ................................        (1,769)        (1,661)        (1,569)        (1,472)
    SL contracts .................................       (12,056)        (9,726)        (8,439)        (5,506)
  Adjustments to maintain reserves ...............        14,566        (12,518)           641            (79)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (1,277,629)    (7,302,719)     6,045,427       (791,334)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     4,574,586      2,176,456      8,885,203      2,770,182
Contract owners' equity beginning of period ......    38,859,070     36,682,614     13,285,260     10,515,078
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 43,433,656     38,859,070     22,170,463     13,285,260
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     3,421,784      4,122,483      1,221,620      1,311,811
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,091,843      1,768,813        918,586        292,732
  Units redeemed .................................    (1,042,877)    (2,469,512)      (408,852)      (382,923)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,470,750      3,421,784      1,731,354      1,221,620
                                                    ============   ============   ============   ============

                                                            NBAMSocRes                   OGMidCapGr
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................          (215)           (17)        (8,348)        (5,592)
  Realized gain (loss) on investments ............         2,371          1,158        331,182         16,331
  Change in unrealized gain (loss)
   on investments ................................        61,525          8,463          8,430        333,042
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        63,681          9,604        331,264        343,781
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       129,580         12,253        158,474        148,079
  Transfers between funds ........................       320,250        110,376       (276,630)     2,146,402
  Surrenders (note 6) ............................        (4,621)          (544)      (177,267)        (1,316)
  Death benefits (note 4) ........................             -              -         (1,030)             -
  Net policy repayments (loans) (note 5) .........        (2,044)           771              -            (18)
  Deductions for surrender charges (note 2d) .....          (716)           (19)          (461)           (46)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (40,158)        (4,369)       (68,502)       (41,748)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,194)          (108)             -              -
    MSP contracts ................................           (25)             -              -              -
    SL contracts .................................          (250)            (9)             -              -
  Adjustments to maintain reserves ...............           140              -             87             40
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       400,962        118,351       (365,329)     2,251,393
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       464,643        127,955        (34,065)     2,595,174
Contract owners' equity beginning of period ......       127,955              -      2,795,974        200,800
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       592,598        127,955      2,761,909      2,795,974
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        10,340              -        219,218         19,940
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        36,335         10,750        153,069        210,074
  Units redeemed .................................        (4,401)          (410)      (179,553)       (10,796)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        42,274         10,340        192,734        219,218
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             OGMidCapV                    OppAggGro
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $      3,808          1,064        (87,334)       (93,605)
  Realized gain (loss) on investments ............        31,563         83,866      1,101,651     (9,108,246)
  Change in unrealized gain (loss)
   on investments ................................        61,159         59,721     10,016,449     21,592,176
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        96,530        144,651     11,030,766     12,390,325
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       200,088         71,250      9,824,252     10,246,131
  Transfers between funds ........................       322,510         10,417     (2,527,142)    (4,627,220)
  Surrenders (note 6) ............................          (318)        (1,311)    (3,470,078)    (6,203,773)
  Death benefits (note 4) ........................          (790)             -        (94,766)       (58,439)
  Net policy repayments (loans) (note 5) .........             -          1,747       (478,916)      (117,265)
  Deductions for surrender charges (note 2d) .....             -            (46)      (210,489)      (217,480)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (31,214)       (18,966)    (3,142,394)    (3,543,409)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -       (120,103)      (100,746)
    MSP contracts ................................             -              -         (2,816)        (3,202)
    SL contracts .................................             -              -        (12,403)       (10,783)
  Adjustments to maintain reserves ...............            65             40         (1,847)         6,073
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       490,341         63,131       (236,702)    (4,630,113)
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       586,871        207,782     10,794,064      7,760,212
Contract owners' equity beginning of period ......       594,745        386,963     54,545,378     46,785,166
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  1,181,616        594,745     65,339,442     54,545,378
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        45,289         39,000      5,597,728      5,745,655
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        55,450         21,460      2,629,430      2,222,342
  Units redeemed .................................       (22,563)       (15,171)    (2,311,400)    (2,370,269)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        78,176         45,289      5,915,758      5,597,728
                                                    ============   ============   ============   ============

                                                             OppCapAp                      OppGlSec
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       115,666        148,607        470,329        176,397
  Realized gain (loss) on investments ............    (1,089,175)    (6,846,665)     2,722,991        427,239
  Change in unrealized gain (loss)
   on investments ................................     9,875,610     33,617,086      6,067,450     12,200,617
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     8,902,101     26,919,028      9,260,770     12,804,253
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    23,669,318     21,175,779      6,960,044      5,476,123
  Transfers between funds ........................     4,779,426      5,061,719      7,910,846      2,664,166
  Surrenders (note 6) ............................    (4,620,095)    (3,281,220)    (1,475,823)    (4,447,211)
  Death benefits (note 4) ........................      (192,026)      (161,175)       (81,242)       (29,742)
  Net policy repayments (loans) (note 5) .........      (421,134)      (378,614)      (100,632)      (626,888)
  Deductions for surrender charges (note 2d) .....      (328,037)      (115,027)      (102,825)      (155,902)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (5,210,128)    (5,134,931)    (2,045,172)    (1,638,101)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................      (180,963)      (146,416)       (73,087)       (46,029)
    MSP contracts ................................        (5,059)        (4,244)        (1,519)          (956)
    SL contracts .................................       (22,776)       (18,475)       (12,227)        (7,141)
  Adjustments to maintain reserves ...............        (8,286)        17,532        432,717       (300,321)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    17,460,240     17,014,928     11,411,080        887,998
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    26,362,341     43,933,956     20,671,850     13,692,251
Contract owners' equity beginning of period ......   118,446,268     74,512,312     39,693,025     26,000,774
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............   144,808,609    118,446,268     60,364,875     39,693,025
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     9,502,860      7,585,502      4,248,465      3,973,943
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     3,908,910      3,794,651      2,366,576      1,728,441
  Units redeemed .................................    (1,986,762)    (1,877,293)    (1,184,275)    (1,453,919)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................    11,425,008      9,502,860      5,430,766      4,248,465
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            OppHighInc                    OppMSFund
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     75,091            (27)       307,388        272,017
  Realized gain (loss) on investments ............        58,940         23,124        382,536     (2,968,161)
  Change in unrealized gain (loss)
   on investments ................................        55,598         60,345      3,143,915     11,298,515
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       189,629         83,442      3,833,839      8,602,371
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       345,332         86,603      6,830,182      6,963,803
  Transfers between funds ........................     1,411,694      1,385,813     (5,157,620)     4,692,400
  Surrenders (note 6) ............................      (121,394)           (49)    (1,808,071)    (2,783,975)
  Death benefits (note 4) ........................             -              -        (57,470)       (59,961)
  Net policy repayments (loans) (note 5) .........       (21,942)          (229)      (167,212)       (33,551)
  Deductions for surrender charges (note 2d) .....       (12,864)            (2)      (162,716)       (97,595)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (146,004)       (19,051)    (2,636,462)    (2,720,356)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,776)        (1,139)      (116,761)       (94,183)
    MSP contracts ................................           (53)            (5)        (5,220)        (4,035)
    SL contracts .................................          (356)           (68)       (15,873)       (12,679)
  Adjustments to maintain reserves ...............            75          4,846          4,362            680
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     1,448,712      1,456,719     (3,292,861)     5,850,548
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     1,638,341      1,540,161        540,978     14,452,919
Contract owners' equity beginning of period ......     1,540,161              -     41,901,792     27,448,873
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $  3,178,502      1,540,161     42,442,770     41,901,792
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       137,738              -      4,090,438      3,375,910
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       147,625        139,643      1,008,403      1,723,341
  Units redeemed .................................       (24,497)        (1,905)    (1,348,277)    (1,008,813)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       260,866        137,738      3,750,564      4,090,438
                                                    ============   ============   ============   ============

                                                            OppMSSmCap                    PVITAllAsset
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................          (390)           (28)         6,886              -
  Realized gain (loss) on investments ............       142,686         34,019            508              -
  Change in unrealized gain (loss)
   on investments ................................       147,966        111,096         (2,204)             -
  Reinvested capital gains .......................             -              -            162              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       290,262        145,087          5,352              -
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       372,804         71,748             (4)             -
  Transfers between funds ........................       337,728      1,019,368        271,546              -
  Surrenders (note 6) ............................      (149,423)       (31,312)             -              -
  Death benefits (note 4) ........................        (4,692)             -              -              -
  Net policy repayments (loans) (note 5) .........         1,588        (49,778)             -              -
  Deductions for surrender charges (note 2d) .....        (8,483)        (1,098)             -              -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (110,310)       (21,917)        (1,184)             -
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (5,139)          (987)             -              -
    MSP contracts ................................          (414)          (116)             -              -
    SL contracts .................................          (315)          (233)             -              -
  Adjustments to maintain reserves ...............           129             15             27              -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       433,473        985,690        270,385              -
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       723,735      1,130,777        275,737              -
Contract owners' equity beginning of period ......     1,130,777              -              -              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............     1,854,512      1,130,777        275,737              -
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        81,527              -              -              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        65,547         89,563         25,169              -
  Units redeemed .................................       (35,110)        (8,036)          (555)             -
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       111,964         81,527         24,614              -
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                            PIMLowDur                     PIMRealRet
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    537,462         86,148         88,916        113,712
  Realized gain (loss) on investments ............        36,705          3,919        195,127        154,919
  Change in unrealized gain (loss)
   on investments ................................        11,372          3,744        142,688         32,564
  Reinvested capital gains .......................       178,924         24,408        517,832        173,353
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       764,463        118,219        944,563        474,548
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     6,466,440      2,251,092      2,797,084      2,213,271
  Transfers between funds ........................     9,533,832     32,861,458      7,867,118      5,400,576
  Surrenders (note 6) ............................    (3,088,632)        (6,219)      (852,849)       (16,983)
  Death benefits (note 4) ........................      (141,070)           (41)       (21,796)           (83)
  Net policy repayments (loans) (note 5) .........             -            (45)             -         (8,469)
  Deductions for surrender charges (note 2d) .....       (98,060)          (218)       (21,200)          (595)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (998,114)      (170,379)      (292,236)      (201,746)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............        (4,423)          (859)        (3,936)        (1,536)
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    11,669,973     34,934,789      9,472,185      7,384,435
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    12,434,436     35,053,008     10,416,748      7,858,983
Contract owners' equity beginning of period ......    35,511,501        458,493      8,363,151        504,168
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 47,945,937     35,511,501     18,779,899      8,363,151
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     3,413,680         45,027        744,303         48,671
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     2,874,199      3,485,571      1,162,498        815,057
  Units redeemed .................................    (1,748,257)      (116,918)      (367,807)      (119,425)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     4,539,622      3,413,680      1,538,994        744,303
                                                    ============   ============   ============   ============

                                                              PIMTotRet                  PVCTHiYield
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       953,112        541,948        647,890        113,587
  Realized gain (loss) on investments ............       225,440         27,596        191,978        221,299
  Change in unrealized gain (loss)
   on investments ................................       451,710       (110,836)        12,692        122,976
  Reinvested capital gains .......................     1,031,052        290,711         50,706              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,661,314        749,419        903,266        457,862
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................    10,162,492      8,039,115      1,284,216        454,556
  Transfers between funds ........................    14,787,330     34,473,770     (1,391,140)     7,445,739
  Surrenders (note 6) ............................    (1,849,835)      (191,424)      (202,487)        (1,413)
  Death benefits (note 4) ........................       (87,364)           (13)       (27,808)             -
  Net policy repayments (loans) (note 5) .........             -            930              -            575
  Deductions for surrender charges (note 2d) .....       (28,288)        (6,711)        (7,654)           (50)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,169,340)      (521,426)      (246,358)       (53,419)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............        (5,184)        (2,918)         5,499          1,649
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    21,809,811     41,791,323       (585,732)     7,847,637
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    24,471,125     42,540,742        317,534      8,305,499
Contract owners' equity beginning of period ......    44,454,851      1,914,109      8,309,363          3,864
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    68,925,976     44,454,851      8,626,897      8,309,363
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     4,110,079        185,355        605,437            373
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     2,932,313      5,248,267        483,764        656,655
  Units redeemed .................................      (947,478)    (1,323,543)      (504,541)       (51,591)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     6,094,914      4,110,079        584,660        605,437
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                             PVTGroInc                     PVTIntEq
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $      5,400            (33)        13,509            (31)
  Realized gain (loss) on investments ............         5,250            453         54,994         21,814
  Change in unrealized gain (loss)
   on investments ................................        71,844         20,678        144,657         56,900
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        82,494         21,098        213,160         78,683
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       149,342         28,781        157,048         14,483
  Transfers between funds ........................       539,848        228,994        571,550        663,418
  Surrenders (note 6) ............................       (13,683)           (15)       (18,702)           (80)
  Death benefits (note 4) ........................             -              -              -              -
  Net policy repayments (loans) (note 5) .........       (10,414)             -           (236)             -
  Deductions for surrender charges (note 2d) .....        (1,153)             -           (853)            (3)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (52,578)        (6,648)       (66,042)        (9,365)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,892)          (198)        (2,789)          (378)
    MSP contracts ................................            (8)             -           (144)           (10)
    SL contracts .................................           (56)             -           (480)           (28)
  Adjustments to maintain reserves ...............            92              1             77              1
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       609,498        250,915        639,429        668,038
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       691,992        272,013        852,589        746,721
Contract owners' equity beginning of period ......       272,013              -        746,721              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $    964,005        272,013      1,599,310        746,721
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        21,892              -         58,343              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        54,544         22,486         54,566         59,178
  Units redeemed .................................        (6,610)          (594)        (5,367)          (835)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        69,826         21,892        107,542         58,343
                                                    ============   ============   ============   ============

                                                             PVTVoyII                     RCFMicroCap
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................           299             (7)       (71,700)       (16,213)
  Realized gain (loss) on investments ............         1,952            216      1,460,029        253,253
  Change in unrealized gain (loss)
   on investments ................................        13,776          6,212       (730,678)     1,459,001
  Reinvested capital gains .......................             -              -      1,893,810        421,098
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        16,027          6,421      2,551,461      2,117,139
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................       114,522         28,007      5,455,688      1,969,963
  Transfers between funds ........................       111,066        105,251      8,683,586      7,153,431
  Surrenders (note 6) ............................          (139)             -       (980,613)        (4,850)
  Death benefits (note 4) ........................        (2,104)             -        (63,360)          (115)
  Net policy repayments (loans) (note 5) .........        (3,574)             -         60,952         14,535
  Deductions for surrender charges (note 2d) .....            (9)             -        (31,357)          (170)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (35,112)        (4,820)      (483,476)      (137,413)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................          (913)          (113)             -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................           (88)           (15)             -              -
  Adjustments to maintain reserves ...............            61              -         (7,524)         1,186
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       183,710        128,310     12,633,896      8,996,567
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       199,737        134,731     15,185,357     11,113,706
Contract owners' equity beginning of period ......       134,731              -     11,554,326        440,620
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       334,468        134,731     26,739,683     11,554,326
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        11,366              -        769,030         43,606
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        19,141         11,800      1,170,660        805,112
  Units redeemed .................................        (3,643)          (434)      (371,060)       (79,688)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        26,864         11,366      1,568,630        769,030
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                              StOpp2                       TRowEqInc2
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $    (58,999)       (39,781)       430,246        149,945
  Realized gain (loss) on investments ............     1,604,983     (2,380,253)     2,128,371        121,913
  Change in unrealized gain (loss)
   on investments ................................     4,189,292     12,212,543      2,187,744      3,003,853
  Reinvested capital gains .......................             -              -        997,736              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,735,276      9,792,509      5,744,097      3,275,711
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     5,364,084      6,295,457      5,856,754      3,384,985
  Transfers between funds ........................    (2,354,336)    (4,344,951)    15,347,540     17,388,304
  Surrenders (note 6) ............................    (3,743,160)      (424,909)      (624,002)       (16,115)
  Death benefits (note 4) ........................       (35,354)       (11,288)      (101,604)             -
  Net policy repayments (loans) (note 5) .........       186,860       (119,731)       101,586          2,277
  Deductions for surrender charges (note 2d) .....      (111,528)       (14,896)       (18,144)          (565)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..    (1,439,780)    (1,539,180)      (650,674)      (216,716)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (50,514)       (39,692)             -              -
    MSP contracts ................................        (1,454)          (964)             -              -
    SL contracts .................................       (12,877)       (10,465)             -              -
  Adjustments to maintain reserves ...............        37,521        (27,928)        22,052            521
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................    (2,160,538)      (238,547)    19,933,508     20,542,691
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     3,574,738      9,553,962     25,677,605     23,818,402
Contract owners' equity beginning of period ......    33,663,086     24,109,124     23,990,384        171,982
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 37,237,824     33,663,086     49,667,989     23,990,384
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     3,554,641      3,484,072      1,900,200         16,999
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,034,598      1,386,378      2,287,540      2,037,182
  Units redeemed .................................    (1,260,747)    (1,315,809)      (746,150)      (153,981)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     3,328,492      3,554,641      3,441,590      1,900,200
                                                    ============   ============   ============   ============

                                                            TRowMidCap2                  TRowNewAmG
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................       (81,638)       (12,737)           (66)             -
  Realized gain (loss) on investments ............     1,664,781        270,991             96              -
  Change in unrealized gain (loss)
   on investments ................................     3,483,713      1,198,675          4,161              -
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     5,066,856      1,456,929          4,191              -
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     3,574,312      1,805,611        553,966              -
  Transfers between funds ........................     4,848,514     16,971,347      2,066,602              -
  Surrenders (note 6) ............................      (870,149)        (8,490)             -              -
  Death benefits (note 4) ........................       (78,028)             -              -              -
  Net policy repayments (loans) (note 5) .........             -          1,360              -              -
  Deductions for surrender charges (note 2d) .....       (33,245)          (298)             -              -
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (502,182)       (90,693)          (352)             -
  Asset charges (note 3):
    FPVUL & VEL contracts ........................             -              -              -              -
    MSP contracts ................................             -              -              -              -
    SL contracts .................................             -              -              -              -
  Adjustments to maintain reserves ...............           364            657          1,374              -
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     6,939,586     18,679,494      2,621,590              -
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............    12,006,442     20,136,423      2,625,781              -
Contract owners' equity beginning of period ......    20,261,835        125,412              -              -
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............    32,268,277     20,261,835      2,625,781              -
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................     1,435,604         12,242              -              -
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................     1,051,136      1,490,359        242,989              -
  Units redeemed .................................      (544,684)       (66,997)           (35)             -
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................     1,942,056      1,435,604        242,954              -
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                             VEWrldEMkt                    VEWrldHAs
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................  $     42,391          2,184         14,450         10,309
  Realized gain (loss) on investments ............     1,046,565      1,056,488      1,115,124       (106,702)
  Change in unrealized gain (loss)
   on investments ................................     1,246,193      2,226,271        521,610      1,336,812
  Reinvested capital gains .......................             -              -              -              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....     2,335,149      3,284,943      1,651,184      1,240,419
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................     1,397,150      1,415,232      1,142,488        581,718
  Transfers between funds ........................     4,094,266       (428,461)     1,737,814      2,069,447
  Surrenders (note 6) ............................      (741,016)    (1,268,860)      (256,163)      (189,087)
  Death benefits (note 4) ........................       (28,574)        (3,830)          (166)         1,053
  Net policy repayments (loans) (note 5) .........      (110,950)       (51,439)       (17,776)       (10,730)
  Deductions for surrender charges (note 2d) .....       (34,947)       (44,481)       (14,723)        (6,629)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..      (498,772)      (537,123)      (282,138)      (201,892)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................       (25,885)       (20,655)       (12,825)        (7,613)
    MSP contracts ................................          (499)          (543)          (516)          (364)
    SL contracts .................................        (3,423)        (2,560)        (3,295)        (1,113)
  Adjustments to maintain reserves ...............        (7,567)           480         (3,917)           158
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................     4,039,783       (942,240)     2,288,783      2,234,948
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............     6,374,932      2,342,703      3,939,967      3,475,367
Contract owners' equity beginning of period ......     8,519,214      6,176,511      5,881,442      2,406,075
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............  $ 14,894,146      8,519,214      9,821,409      5,881,442
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................       738,211        830,944        495,019        293,707
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................       415,455        266,387        243,756        254,916
  Units redeemed .................................      (199,128)      (359,120)       (82,217)       (53,604)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................       954,538        738,211        656,558        495,019
                                                    ============   ============   ============   ============

                                                              VKoreFI                       VKEmMkt
                                                    ---------------------------   ---------------------------
                                                        2004           2003           2004           2003
                                                    ------------   ------------   ------------   ------------
Investment activity:
  Net investment income (loss) ...................        12,300            (22)       730,431        (11,369)
  Realized gain (loss) on investments ............           677           (507)       492,318        612,356
  Change in unrealized gain (loss)
   on investments ................................           807          1,903       (638,091)     1,121,269
  Reinvested capital gains .......................           778            273        349,082              -
                                                    ------------   ------------   ------------   ------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        14,562          1,647        933,740      1,722,256
                                                    ------------   ------------   ------------   ------------
Equity transactions:
  Purchase payments received from contract
   owners (note 6) ...............................        62,392         13,411      1,323,678      1,404,040
  Transfers between funds ........................       372,898        115,209        504,330      2,158,333
  Surrenders (note 6) ............................        (2,737)        (3,744)    (1,343,729)      (314,799)
  Death benefits (note 4) ........................             -              -        (26,100)        (1,923)
  Net policy repayments (loans) (note 5) .........        (4,730)          (117)       (65,000)         5,705
  Deductions for surrender charges (note 2d) .....          (106)          (131)       (27,754)       (11,036)
  Redemptions to pay cost of insurance charges
   and administrative charges (notes 2b and 2c) ..       (24,990)        (3,299)      (486,288)      (458,327)
  Asset charges (note 3):
    FPVUL & VEL contracts ........................        (1,071)          (158)       (18,785)       (15,557)
    MSP contracts ................................           (10)             -           (866)          (642)
    SL contracts .................................           (41)            (7)        (2,496)        (1,972)
  Adjustments to maintain reserves ...............            59          4,804        (19,795)        17,821
                                                    ------------   ------------   ------------   ------------
      Net equity transactions ....................       401,664        125,968       (162,805)     2,781,643
                                                    ------------   ------------   ------------   ------------
Net change in contract owners' equity ............       416,226        127,615        770,935      4,503,899
Contract owners' equity beginning of period ......       127,615              -      9,242,412      4,738,513
                                                    ------------   ------------   ------------   ------------
Contract owners' equity end of period ............       543,841        127,615     10,013,347      9,242,412
                                                    ============   ============   ============   ============
CHANGES IN UNITS:
  Beginning units ................................        12,470              -        594,194        392,219
                                                    ------------   ------------   ------------   ------------
  Units purchased ................................        41,826         12,830        287,526        328,822
  Units redeemed .................................        (3,378)          (360)      (299,616)      (126,847)
                                                    ------------   ------------   ------------   ------------
  Ending units ...................................        50,918         12,470        582,104        594,194
                                                    ============   ============   ============   ============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31,2004 and 2003

                                                                          VKMidCapG                       VKUSRealEst
                                                                 ----------------------------    ----------------------------
                                                                     2004            2003            2004            2003
                                                                 ------------    ------------    ------------    ------------
Investment activity:
  Net investment income (loss) ...............................   $     (4,266)         (4,221)        677,509         (45,467)
  Realized gain (loss) on investments ........................        520,995           9,931       2,168,984         612,385
  Change in unrealized gain (loss) on investments ............        260,318         999,073      11,244,483       9,192,176
  Reinvested capital gains ...................................              -               -         870,754               -
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...............................        777,047       1,004,783      14,961,730       9,759,094
                                                                 ------------    ------------    ------------    ------------
Equity transactions:
  Purchase payments received from contract owners (note 6) ...        619,682         637,548       7,106,016       5,610,759
  Transfers between funds ....................................         69,430        (150,262)      5,390,914       3,435,006
  Surrenders (note 6) ........................................       (432,797)       (117,736)     (2,883,199)     (4,004,219)
  Death benefits (note 4) ....................................        (11,296)         (2,153)       (169,996)        (44,256)
  Net policy repayments (loans) (note 5) .....................        (29,804)        (34,663)        (81,516)       (259,544)
  Deductions for surrender charges (note 2d) .................         (9,778)         (4,127)       (153,064)       (140,372)
  Redemptions to pay cost of insurance charges and
   administrative charges (notes 2b and 2c) ..................       (192,616)       (211,573)     (2,145,706)     (1,709,998)
  Asset charges (note 3):
    FPVUL & VEL contracts ....................................         (8,360)         (6,340)        (85,785)        (55,622)
    MSP contracts ............................................           (135)           (108)         (8,685)         (7,297)
    SL contracts .............................................           (839)           (837)        (10,809)         (7,295)
  Adjustments to maintain reserves ...........................            290             877         (10,031)         11,856
                                                                 ------------    ------------    ------------    ------------
      Net equity transactions ................................          3,777         110,626       6,948,139       2,829,018
                                                                 ------------    ------------    ------------    ------------
Net change in contract owners' equity ........................        780,824       1,115,409      21,909,869      12,588,112
Contract owners' equity beginning of period ..................      3,688,275       2,572,866      38,116,518      25,528,406
                                                                 ------------    ------------    ------------    ------------
Contract owners' equity end of period ........................   $  4,469,099       3,688,275      60,026,387      38,116,518
                                                                 ============    ============    ============    ============
CHANGES IN UNITS:
  Beginning units ............................................        618,638         611,451       2,305,407       2,082,394
                                                                 ------------    ------------    ------------    ------------
  Units purchased ............................................        230,285         283,884         910,758         789,960
  Units redeemed .............................................       (232,627)       (276,697)       (522,667)       (566,947)
                                                                 ------------    ------------    ------------    ------------
  Ending units ...............................................        616,296         618,638       2,693,498       2,305,407
                                                                 ============    ============    ============    ============

See accompanying notes to financial statements.

                       NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the GVIT - Small Cap Growth Fund - Class II for which the Account was credited with 100,000 units. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

          The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

     (b)  The Contracts

          Only contracts with a front-end sales charge, a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

          Contract owners may invest in the following:

            Funds of the AIM Variable Insurance Fund (AIM VIF);
              AIM VIF - Basic Value Fund - Series I Shares (AIMBValue)
              AIM VIF - Capital Appreciation Fund - Series I Shares (AIMCapAp) AIM VIF - Capital Development Fund - Series I Shares (AIMCapDev) AIM VIF - International Growth Fund - Series I Shares (AIMIntGr)

            Portfolios of Alliance Bernstein;
              Alliance Bernstein Growth and Income Fund - Class A (AlGrIncA)*

            Portfolios of Alliance Variable Product Series Funds, Inc. (Alliance VPSF);
              Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A (AlVPGrIncA)
              Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A (AlVPSmCapVA)

            Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);

              American Century VP - Income & Growth Fund - Class I (ACVPIncGr) American Century VP - Inflation Protection Fund - Class II (ACVPInflaPro)
              American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra) American Century VP - Value Fund - Class I (ACVPVal)

            Portfolios of Baron Capital Asset Trust Insurance Series;
              Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares (BCFTCpAsset)

            Portfolio of the Calvert Variable Series (Calvert VS);
              Calvert VS - Social Equity Portfolio (CVSSoEq)

            Portfolios of the Credit Suisse Trust;
              Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)
              Credit Suisse Trust - International Focus Portfolio (CSIntFoc) Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

            Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
              Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
              (DryMidCapStS)
              Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

            Funds of Dreyfus Inc.;
              Dreyfus Mid Cap Index Fund, Inc. (DryMdCpInx)*
              Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro) Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

                                                                     (Continued)
                                               44

 NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

            Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
              Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp) Dreyfus VIF - Developing Leaders Portfolio - Initial Shares (DryVIFDevLd)
              Dreyfus VIF - International Value Portfolio - Initial Shares (DryVIFIntVal)

            Portfolios of Federated Insurance Series (Federated IS);
              Federated IS - American Leaders Fund II - Primary Shares
              (FedAmLead)
              Federated IS - Capital Appreciation Fund II - Primary Shares (FedCapAp)
              Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);
              Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
              Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
              Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
              Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
              Fidelity/(R)/ VIP II - Investment Grade Bond Portfolio: Service Class (FidVIPIGBdS)

            Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);
              Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
              Fidelity/(R)/ VIP III - Mid Cap Portfolio - Service Class (FidVIPMCapS)
              Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)

            Funds of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
              Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I (FrVIPRisDiv)
              Franklin Templeton VIP - Franklin Small Cap Value Securities Fund
              - Class I (FTVIPSmCpVal)
              Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2 (FrVIPForSec2)
              Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I (FrVIPForSec)

            Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT)
              (Gartmore is an affiliate of the Company);
              Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
              Gartmore GVIT Dreyfus International Value Fund - Class I (GVITDryIntVal)
              Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI) Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
              Gartmore GVIT Global Financial Services Fund - Class I
              (GVITGlFin1)
              Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth) Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
              Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1) Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
              Gartmore GVIT Growth Fund - Class I (GVITGrowth)
              Gartmore GVIT ID Aggressive Fund - Class II (GVITIDAgg)
              Gartmore GVIT ID Conservative Fund - Class II (GVITIDCon) Gartmore GVIT ID Moderate Fund - Class II (GVITIDMod)
              Gartmore GVIT ID Moderately Aggressive Fund - Class II (GVITIDModAgg)
              Gartmore GVIT ID Moderately Conservative Fund - Class II (GVITIDModCon)
              Gartmore GVIT International Growth Fund - Class I (GVITIntGro) Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal) Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
              Gartmore GVIT Money Market Fund: Class V (GVITMyMkt5)
              Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
              Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead) Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp)

                                                                     (Continued)

 NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

              Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
              Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

            Portfolios of Goldman Sachs Asset Management Funds (Goldman Sachs
            VIT);
              Goldman Sachs VIT - Mid Cap Value Fund (GSVITMidCap)

            Portfolios of the Janus Aspen Series (Janus AS);
              Janus AS - Balanced Portfolio - Service Shares (JanBal)
              Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
              Janus AS - Global Technology Portfolio - Service Shares
              (JanGlTech)
              Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
              Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares (JanRMgLgCap)

            Funds of the Massachusetts Financial Services Variable Insurance Trust (MFS VIT);
              MFS VIT - MFS Investors Growth Stock Series - Initial Class (MFSVITInvGrwI)
              MFS VIT - MFS Value Series - Initial Class (MFSVITValIn)

            Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
              Neuberger Berman AMT - Fasciano Portfolio - S Class Shares (NBAMTFasc)
              Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
              Neuberger Berman AMT - Limited Maturity Bond Portfolio
              (NBAMTLMat)
              Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
              Neuberger Berman AMT - Partners Portfolio (NBAMTPart) Neuberger Berman AMT - Socially Responsive Portfolio - I Class (NBAMSocRes)

            Portfolios of One Group/(R)/ Investment Trust (One Group/(R)/ IT);
              One Group/(R)/ IT Balanced Portfolio (OGBal)*
              One Group/(R)/ IT Bond Portfolio (OGBond)*
              One Group/(R)/ IT Diversified Equity Portfolio (OGDivEq)*
              One Group/(R)/ IT Diversified Mid Cap Portfolio (OGDivMidCap)* One Group/(R)/ IT Equity Index Portfolio (OGEqIndx)*
              One Group/(R)/ IT Government Bond Portfolio (OGGvtBd)*
              One Group/(R)/ IT Large Cap Growth Portfolio (OGLgCapGr)*
              One Group/(R)/ IT Mid Cap Growth Portfolio (OGMidCapGr)
              One Group/(R)/ IT Mid Cap Value Portfolio (OGMidCapV)


            Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
              Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro) Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
              Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec) Oppenheimer High Income Fund/VA - Initial Class (OppHighInc) Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund) Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class (OppMSSmCap)

            Portfolios of PIMCO Variable Insurance Trust (PIMCO VIT);
              PIMCO VIT - All Asset Portfolio - Administrative Shares (PVITAllAsset)
              PIMCO VIT - Low Duration Portfolio - Administrative Shares (PIMLowDur)
              PIMCO VIT - Real Return Portfolio - Administrative Shares (PIMRealRet)
              PIMCO VIT - Total Return Portfolio - Administrative Shares (PIMTotRet)

            Portfolio of Pioneer Variable Contracts Trust Funds (Pioneer VCT);
              Pioneer High Yield VCT Portfolio - Class I Shares (PVCTHiYield)
            Funds of the Putnam Variable Trust (Putnam VT);
              Putnam VT - Growth & Income Fund - IB Shares (PVTGroInc)
              Putnam VT - International Equity Fund - IB Shares (PVTIntEq) Putnam VT - Voyager II Fund - IB Shares (PVTVoyII)

            Portfolios of Royce Capital Funds;
              Royce Capital Fund - Royce Micro-Cap Portfolio (RCFMicroCap)
            Strong Variable Insurance Funds, Inc.;
              Strong Opportunity Fund II, Inc. (StOpp2)

                                                                     (Continued)
                                       46

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

Portfolios of T. Rowe Price Funds, Inc.;
              T. Rowe Price Equity Income Fund, Inc. (TRPEqInc)*
              T. Rowe Price Equity Income Portfolio II (TRowEqInc2)
              T. Rowe Price Mid Cap Growth Fund II (TRowMidCap2)
              T. Rowe Price MidCap Growth Fund (TRPMidCapGr)*
              T. Rowe Price New America Growth Portfolio (TRowNewAmG)

            Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
              Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

            Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
              Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A (VKoreFI)
              Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt) Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
              Van Kampen UIF - U.S. Real Estate Portfolio - Class A
              (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds, except those noted with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(2)  Policy Charges

     (a)  Deductions from Premium

          For individual flexible premium and survivorship contracts, the Company deducts a minimum of 0.5% to a maximum of 7.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

          There are no deductions from premium on modified single premium contracts.

          For the Corporate Series, the Company deducts a front-end sales load of 9.0% (5.5% starting in the seventh policy year) from each premium payment received. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

     (b)  Cost of Insurance

          A cost of insurance charge is assessed monthly against each contract. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.

     (c)  Administrative Charges

          For individual flexible premium survivorship and modified single premium contracts, the Company currently deducts a minimum monthly administration charge of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly by liquidating units.

          For Protection/SM/ flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

          For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed by liquidating units. Currently, this charge is $5 per month in all policy years (guaranteed not to exceed $10 per month).

     (d)  Surrender Charges

          Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium survivorship, modified single premium and corporate contracts, the charge is 100% of the initial surrender charge in the first year, and declines a specified amount each year to 0% of the initial surrender charge in the ninth year or later.

          The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

                                                                     (Continued)

 NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Asset Charges

     (a)  Modified Single Premium Contracts (MSP)

          For modified single premium contracts, the Company deducts a mortality and expense risk charge equal to an annualized rate of 0.70% of the cash value of the sub-accounts. This charge is assessed monthly against each contract by liquidating units.

     (b)  Flexible Premium and Variable Executive Life Contracts (SPVUL and VEL)

          For Choice Life/SM/ contracts, the Company deducts a mortality and expense risk charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Choice Life Protection/SM/ contracts and Best of America/(R)/ Protection/SM/ contracts, the Company deducts $0.66 per $1,000 of cash value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

     (c)  Survivorship Life Contracts (SL)

          For Choice Survivorship and Last Survivor contracts, during the first ten policy years, the Company deducts a mortality and expense risk charge of $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.55 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.55 per $1,000 on $100,000 or more of cash value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.55 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.35 per $1,000 on $25,001 up to $99,999 of cash value attributable to the variable account; and $0.20 per $1,000 on $100,000 or more of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For ChoiceLife/SM/ Survivorship II and Next Generation/SM/ Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account; $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account; and $0.10 per $1,000 over $250,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

          For Protection/SM/ Survivorship and ChoiceLife Protection/SM/ Survivorship Life contracts, during the first fifteen policy years, the Company deducts a mortality and expense risk charge of $0.80 per $1,000 of cash value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.30 per $1,000 of cash value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts

          For the Corporate Series, the Company deducts from the assets of the Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account. Currently, this rate is 0.40% during the first through fourth policy years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

          The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

                                                                     (Continued)

  NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)  Policy Loans (Net of Repayments)

     Contract provisions allow contract owners to borrow 90% of a policy's variable cash surrender value plus 100% of a policy's fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company. The fixed account assets are not reflected in the accompanying financial statements.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $46,330,959 and $80,663,208, respectively, and total transfers from the Account to the fixed account were $52,265,691 and $72,393,201, respectively.

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

(7) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the periods indicated, and the contract expense rates, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
The BEST of AMERICA/(R)/ America's FUTURE Life Series/(SM)/
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ......................................        0.00%    218,854  $14.622048  $    3,200,094        0.00%    11.07%
    2003 ......................................        0.00%     62,247   13.164786         819,468        0.06%    33.63%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2004 ......................................        0.00%     57,596   13.214909         761,126        0.00%     6.63%
    2003 ......................................        0.00%     26,916   12.393708         333,589        0.00%    23.94% 05/01/03
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ......................................        0.00%    122,266   15.355666       1,877,476        0.00%    15.50%
    2003 ......................................        0.00%     33,912   13.294993         450,860        0.00%    35.36%
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ......................................        0.00%    243,956   14.804614       3,611,674        0.92%    11.46%
    2003 ......................................        0.00%    145,925   13.282209       1,938,206        0.51%    32.50%
  Alliance VPSF - Alliance Bernstein Small Cap Value Portfolio - Class A
    2004 ......................................        0.00%    181,154   16.459431       2,981,692        0.13%    19.30%
    2003 ......................................        0.00%     28,635   13.796395         395,060        0.13%    37.96% 05/01/03
  American Century VP - Income & Growth Fund - Class I
    2004 ......................................        0.00%  1,546,166   14.454301      22,348,749        1.37%    12.99%
    2003 ......................................        0.00%  1,520,999   12.792293      19,457,065        1.28%    29.35%
    2002 ......................................        0.00%  1,357,662    9.889493      13,426,589        1.00%   -19.37%
    2001 ......................................        0.00%  1,161,596   12.265301      14,247,325        0.85%    -8.35%
    2000 ......................................        0.00%    804,658   13.383115      10,768,831        0.48%   -10.62%
  American Century VP - Inflation Protection Fund - Class II
    2004 ......................................        0.00%    457,932   10.924094       5,002,492        3.35%     5.81%
    2003 ......................................        0.00%    108,990   10.324182       1,125,233        1.85%     3.24% 04/30/03
  American Century VP - International Fund - Class I
    2004 ......................................        0.00%  1,713,168   13.076396      22,402,063        0.56%    14.92%
    2003 ......................................        0.00%  1,660,633   11.378318      18,895,210        0.73%    24.51%
    2002 ......................................        0.00%  1,633,924    9.138486      14,931,592        0.78%   -20.37%
    2001 ......................................        0.00%  1,473,365   11.476396      16,908,920        0.08%   -29.17%
    2000 ......................................        0.00%  1,252,780   16.203538      20,299,468        0.10%   -16.83%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ......................................        0.00%    229,742   11.111676       2,552,819        0.00%    10.68%
    2003 ......................................        0.00%    208,689   10.039885       2,095,214        0.00%    24.90%
    2002 ......................................        0.00%     75,002    8.038471         602,901        0.66%   -19.62% 05/01/02
  American Century VP - Value Fund - Class I
    2004 ......................................        0.00%  2,668,438   17.845717      47,620,189        0.97%    14.33%
    2003 ......................................        0.00%  2,467,117   15.608555      38,508,131        1.04%    28.96%
    2002 ......................................        0.00%  2,232,546   12.103586      27,021,813        0.75%   -12.62%
    2001 ......................................        0.00%  1,382,368   13.851627      19,148,046        0.60%    12.82%
    2000 ......................................        0.00%    380,941   12.277397       4,676,964        0.62%    18.14%
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ......................................        0.00%     54,638   11.556117         631,403        0.00%    17.99%
    2003 ......................................        0.00%     58,125    9.794203         569,288        0.00%    47.66%
    2002 ......................................        0.00%     56,373    6.633112         373,928        0.00%   -34.16%
    2001 ......................................        0.00%     67,655   10.074042         681,559        0.00%   -28.63%
    2000 ......................................        0.00%     69,236   14.116099         977,342        0.00%   -18.94%
  Credit Suisse Trust - International Focus Portfolio
    2004 ......................................        0.00%    141,708   11.387391       1,613,684        0.99%    14.74%
    2003 ......................................        0.00%    152,971    9.924331       1,518,135        0.49%    33.09%
    2002 ......................................        0.00%    158,237    7.456827       1,179,946        0.00%   -19.90%
    2001 ......................................        0.00%    166,542    9.309878       1,550,486        0.00%   -22.27%
    2000 ......................................        0.00%    161,421   11.977804       1,933,469        0.55%   -25.90%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Credit Suisse Trust - Large Cap Value Portfolio
    2004 ......................................        0.00%    114,260  $14.036771  $    1,603,841        0.58%    11.34%
    2003 ......................................        0.00%    114,258   12.606777       1,440,425        0.76%    25.16%
    2002 ......................................        0.00%    109,088   10.072243       1,098,761        0.76%   -23.09%
    2001 ......................................        0.00%    118,843   13.096944       1,556,480        0.00%     0.95%
    2000 ......................................        0.00%     93,621   12.974256       1,214,663        2.02%     8.91%
  Dreyfus IP - European Equity Portfolio
    2002 ......................................        0.00%        282    7.045961           1,987        0.00%   -22.64%
    2001 ......................................        0.00%    103,773    9.107778         945,141        0.79%   -28.13%
    2000 ......................................        0.00%     70,183   12.672265         889,378        0.38%    -2.00%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004 ......................................        0.00%    589,810   12.889095       7,602,117        0.57%    21.88%
    2003 ......................................        0.00%    440,723   10.574853       4,660,581        0.27%    37.78%
    2002 ......................................        0.00%    142,420    7.675242       1,093,108        0.29%   -23.25% 05/01/02
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ......................................        0.00%  1,320,272   11.023895      14,554,540        0.40%     6.21%
    2003 ......................................        0.00%  1,330,170   10.379305      13,806,240        0.11%    26.00%
    2002 ......................................        0.00%  1,313,324    8.237365      10,818,329        0.22%   -28.94%
    2001 ......................................        0.00%  1,235,879   11.592909      14,327,433        0.08%   -22.57%
    2000 ......................................        0.00%    953,352   14.972899      14,274,443        1.06%   -11.03%
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004 ......................................        0.00% 13,432,296   13.583304     182,454,960        1.82%    10.64%
    2003 ......................................        0.00% 12,939,837   12.277012     158,862,534        1.54%    28.36%
    2002 ......................................        0.00% 11,929,984    9.564281     114,101,719        1.45%   -22.36%
    2001 ......................................        0.00%  8,587,826   12.319059     105,793,935        1.14%   -12.18%
    2000 ......................................        0.00%  6,631,938   14.027609      93,030,233        1.01%    -9.28%
  Dreyfus VIF -  Appreciation   Portfolio - Initial Shares
    2004 ......................................        0.00%  1,281,098   13.862320      17,758,990        1.67%     5.05%
    2003 ......................................        0.00%  1,185,642   13.196450      15,646,265        1.18%    21.17%
    2002 ......................................        0.00%  1,148,080   10.890932      12,503,661        1.22%   -16.71%
    2001 ......................................        0.00%    978,777   13.076512      12,798,989        0.90%    -9.31%
    2000 ......................................        0.00%    721,134   14.418721      10,397,830        0.82%    -0.65%
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    2004 ......................................        0.00%     63,226   14.363942         908,175        0.28%    11.34%
    2003 ......................................        0.00%     15,972   12.900917         206,053        0.11%    29.01% 05/01/03
  Federated IS - American Leaders Fund II - Primary Shares
    2004 ......................................        0.00%     22,444   13.830995         310,423        1.17%     9.78%
    2003 ......................................        0.00%     12,199   12.598945         153,695        0.00%    25.99% 05/01/03
  Federated IS - Capital Appreciation Fund II - Primary Shares
    2004 ......................................        0.00%     28,136   12.944293         364,201        0.42%     7.39%
    2003 ......................................        0.00%      8,379   12.052976         100,992        0.00%    20.53% 05/01/03
  Federated IS - Quality Bond Fund II - Primary Shares
    2004 ......................................        0.00%  2,361,192   13.955112      32,950,699        3.92%     3.62%
    2003 ......................................        0.00%  2,262,363   13.467590      30,468,577        3.30%     4.65%
    2002 ......................................        0.00%  2,274,059   12.869670      29,266,389        3.20%     9.31%
    2001 ......................................        0.00%  1,119,384   11.773915      13,179,532        2.92%     8.01%
    2000 ......................................        0.00%    184,168   10.900349       2,007,495        0.89%    10.45%
  Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
    2004 ......................................        0.00%  3,986,154   14.666699      58,463,721        1.39%    11.38%
    2003 ......................................        0.00%  3,691,492   13.167905      48,609,216        1.66%    30.22%
    2002 ......................................        0.00%  3,282,138   10.112108      33,189,334        1.50%   -17.00%
    2001 ......................................        0.00%  2,522,098   12.182836      30,726,306        1.13%    -5.09%
    2000 ......................................        0.00%  1,731,014   12.835974      22,219,251        1.23%     8.30%
  Fidelity/(R)/ VIP - Growth Portfolio - Service Class
    2004 ......................................        0.00%  4,602,660   13.399667      61,674,111        0.16%     3.26%
    2003 ......................................        0.00%  4,622,588   12.976175      59,983,511        0.18%    32.78%
    2002 ......................................        0.00%  4,393,697    9.772625      42,937,953        0.14%   -30.20%
    2001 ......................................        0.00%  3,993,015   14.000586      55,904,550        0.00%   -17.73%
    2000 ......................................        0.00%  3,245,205   17.016859      55,223,196        0.07%   -11.07%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Fidelity/(R)/  VIP - High Income Portfolio - Service Class
    2004 ......................................        0.00%  1,366,190  $10.142968  $   13,857,221        8.03%     9.47%
    2003 ......................................        0.00%  1,549,745    9.265750      14,359,550        6.36%    26.97%
    2002 ......................................        0.00%  1,244,727    7.297581       9,083,496        9.18%     3.62%
    2001 ......................................        0.00%  1,007,961    7.042763       7,098,830       13.22%   -11.90%
    2000 ......................................        0.00%    775,357    7.993621       6,197,910        6.11%   -22.61%
  Fidelity/(R)/  VIP - Overseas Portfolio - Service Class
    2004 ......................................        0.00%  1,749,970   13.222678      23,139,290        0.98%    13.49%
    2003 ......................................        0.00%  1,414,346   11.651219      16,478,855        0.63%    43.20%
    2002 ......................................        0.00%  1,180,783    8.136116       9,606,987        0.64%   -20.34%
    2001 ......................................        0.00%    903,417   10.213884       9,227,396        5.46%   -21.27%
    2000 ......................................        0.00%    709,131   12.973519       9,199,925        1.16%   -19.15%
  Fidelity/(R)/  VIP II - Contrafund/(R)/ Portfolio - Service Class
    2004 ......................................        0.00%  4,151,040   17.683622      73,405,422        0.24%    15.34%
    2003 ......................................        0.00%  3,745,714   15.331836      57,428,673        0.30%    28.35%
    2002 ......................................        0.00%  3,355,920   11.945132      40,086,907        0.69%    -9.42%
    2001 ......................................        0.00%  2,969,205   13.187991      39,157,849        0.61%   -12.36%
    2000 ......................................        0.00%  2,414,828   15.048072      36,338,506        0.26%    -6.71%
  Fidelity/(R)/  VIP II - Investment Grade Bond Portfolio: Service Class
    2004 ......................................        0.00%    352,046   10.659014       3,752,463        1.68%     4.32%
    2003 ......................................        0.00%     67,767   10.217718         692,424        0.00%     2.18% 05/01/03
  Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Service Class
    2004 ......................................        0.00%  1,211,402    9.963454      12,069,748        0.48%     7.06%
    2003 ......................................        0.00%  1,245,460    9.306474      11,590,841        0.59%    29.66%
    2002 ......................................        0.00%  1,183,841    7.177547       8,497,074        0.93%   -21.92%
    2001 ......................................        0.00%  1,134,917    9.192068      10,432,234        0.23%   -14.44%
    2000 ......................................        0.00%    959,519   10.743116      10,308,224        1.03%   -17.18%
  Fidelity/(R)/  VIP III - Mid Cap Portfolio - Service Class
    2004 ......................................        0.00%    431,128   17.574515       7,576,866        0.00%    24.77%
    2003 ......................................        0.00%     99,682   14.085331       1,404,054        0.00%    40.85% 05/01/03
  Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
    2004 ......................................        0.00%    337,180   13.506506       4,554,124        0.00%    13.99%
    2003 ......................................        0.00%    284,603   11.849148       3,372,303        0.00%    57.79%
    2002 ......................................        0.00%     19,541    7.509507         146,743        0.00%   -24.90% 05/01/02
  Franklin Templeton VIP - Franklin Rising Dividends Securities Fund - Class I
    2004 ......................................        0.00%    635,954   13.690957       8,706,819        0.70%    11.25%
    2003 ......................................        0.00%    220,019   12.306508       2,707,666        0.48%    23.07% 05/01/03
  Franklin Templeton VIP - Franklin Small Cap Value Securities Fund - Class I
    2004 ......................................        0.00%    237,384   16.575156       3,934,677        0.23%    24.09%
    2003 ......................................        0.00%     47,449   13.357313         633,791        0.00%    33.57% 05/01/03
  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class I
    2004 ......................................        0.00%    261,568   15.773327       4,125,798        1.08%    18.87%
    2003 ......................................        0.00%     92,411   13.269107       1,226,211        0.42%    32.69%
  Gartmore GVIT Comstock Value Fund - Class I
    2004 ......................................        0.00%    665,190   12.382749       8,236,881        1.39%    17.50%
    2003 ......................................        0.00%    432,461   10.538646       4,557,553        1.34%    31.43%
    2002 ......................................        0.00%    277,592    8.018258       2,225,804        1.34%   -25.14%
    2001 ......................................        0.00%    208,187   10.711409       2,229,976        1.63%   -12.15%
    2000 ......................................        0.00%    150,717   12.193117       1,837,710        1.02%   -10.62%
  Gartmore GVIT Dreyfus International Value Fund - Class I
    2004 ......................................        0.00%    281,276   16.772215       4,717,622        1.91%    20.29%
    2003 ......................................        0.00%     23,901   13.838062         330,744        0.00%    38.38% 05/01/03
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
    2004 ......................................        0.00%  1,662,184   20.108596      33,424,187        0.56%    15.73%
    2003 ......................................        0.00%  1,562,296   17.375180      27,145,174        0.50%    34.65%
    2002 ......................................        0.00%  1,255,638   12.903917      16,202,649        0.45%   -15.30%
    2001 ......................................        0.00%    707,320   15.235372      10,776,283        0.55%    -1.30%
    2000 ......................................        0.00%    312,214   15.436663       4,819,542        0.66%    15.21%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Gartmore GVIT Emerging Markets Fund - Class I
    2004 ......................................        0.00%    466,980  $13.973799  $    6,525,485        1.04%    20.74%
    2003 ......................................        0.00%    343,512   11.573140       3,975,512        0.61%    65.26%
    2002 ......................................        0.00%    146,740    7.002885       1,027,603        0.23%   -15.23%
    2001 ......................................        0.00%    118,171    8.260926         976,202        0.24%    -5.18%
    2000 ......................................        0.00%      2,391    8.712299          20,831        0.00%   -12.88% 10/02/00
  Gartmore GVIT Federated High Income Bond Fund - Class I
    2004 ......................................        0.00%  1,351,330   14.501407      19,596,186        7.58%    10.10%
    2003 ......................................        0.00%  1,164,352   13.171585      15,336,361        7.99%    22.27%
    2002 ......................................        0.00%    660,476   10.772444       7,114,941       10.09%     3.23%
    2001 ......................................        0.00%    335,319   10.435872       3,499,346       11.31%     4.22%
    2000 ......................................        0.00%    167,390   10.013612       1,676,179        9.51%    -8.28%
  Gartmore GVIT Global Financial Services Fund - Class I
    2004 ......................................        0.00%    121,742   14.827817       1,805,168        1.37%    20.99%
    2003 ......................................        0.00%    137,222   12.255125       1,681,673        1.08%    41.45%
    2002 ......................................        0.00%     14,069    8.663891         121,892        0.02%   -13.36% 05/01/02
  Gartmore GVIT Global Health Sciences Fund - Class I
    2004 ......................................        0.00%    256,666   12.296466       3,156,085        0.00%     7.86%
    2003 ......................................        0.00%    170,154   11.400451       1,939,832        0.00%    36.69%
    2002 ......................................        0.00%     24,643    8.340128         205,526        0.00%   -16.60% 05/01/02
  Gartmore GVIT Global Technology and Communications Fund - Class I
    2004 ......................................        0.00%  1,025,772    3.193545       3,275,849        0.00%     4.31%
    2003 ......................................        0.00%  1,041,511    3.061527       3,188,614        0.00%    55.23%
    2002 ......................................        0.00%    469,967    1.972253         926,894        0.67%   -42.78%
    2001 ......................................        0.00%    287,368    3.446837         990,511        0.00%   -42.72%
    2000 ......................................        0.00%     91,498    6.017639         550,602        0.00%   -39.82% 10/02/00
  Gartmore GVIT Global Utilities Fund - Class I
    2004 ......................................        0.00%    134,138   14.000446       1,877,992        1.64%    29.97%
    2003 ......................................        0.00%     50,633   10.772327         545,435        1.02%    24.05%
    2002 ......................................        0.00%      8,397    8.683837          72,918        0.61%   -13.16% 05/01/02
  Gartmore GVIT Government Bond Fund - Class I
    2004 ......................................        0.00%  3,187,198   15.005858      47,826,641        5.38%     3.26%
    2003 ......................................        0.00%  3,340,824   14.531815      48,548,236        3.25%     2.00%
    2002 ......................................        0.00%  3,339,535   14.246814      47,577,734        4.66%    10.98%
    2001 ......................................        0.00%  1,748,673   12.836894      22,447,530        5.61%     7.25%
    2000 ......................................        0.00%    796,198   11.968657       9,529,421        6.29%    12.54%
  Gartmore GVIT Growth Fund - Class I
    2004 ......................................        0.00%  2,009,968    7.322345      14,717,679        0.34%     8.16%
    2003 ......................................        0.00%  2,002,653    6.770126      13,558,213        0.02%    32.74%
    2002 ......................................        0.00%  1,934,729    5.100354       9,867,803        0.00%   -28.72%
    2001 ......................................        0.00%  1,791,588    7.155414      12,819,554        0.00%   -28.13%
    2000 ......................................        0.00%  1,582,653    9.956531      15,757,734        0.19%   -26.53%
  Gartmore GVIT ID Aggressive Fund - Class II
    2004 ......................................        0.00%    937,068   12.527746      11,739,350        1.85%    14.03%
    2003 ......................................        0.00%    539,178   10.986753       5,923,816        1.57%    31.87%
    2002 ......................................        0.00%    154,196    8.331709       1,284,716        0.86%   -16.68% 01/25/02
  Gartmore GVIT ID Conservative Fund - Class II
    2004 ......................................        0.00%    593,680   11.349571       6,738,013        2.49%     4.65%
    2003 ......................................        0.00%    430,237   10.845040       4,665,937        2.59%     7.91%
    2002 ......................................        0.00%    202,573   10.050418       2,035,943        2.18%     0.50% 01/25/02
  Gartmore GVIT ID Moderate Fund - Class II
    2004 ......................................        0.00%  2,369,740   12.019313      28,482,647        2.21%     9.54%
    2003 ......................................        0.00%  1,419,724   10.972970      15,578,589        2.05%    20.05%
    2002 ......................................        0.00%    398,104    9.140249       3,638,770        1.66%    -8.60% 01/25/02
  Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004 ......................................        0.00%  2,664,904   12.332826      32,865,797        2.01%    12.09%
    2003 ......................................        0.00%  1,386,608   11.002361      15,255,962        1.61%    26.64%
    2002 ......................................        0.00%    375,973    8.687687       3,266,336        1.05%   -13.12% 01/25/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004 ......................................        0.00%    934,806  $11.748118  $   10,982,211        2.38%     7.16%
    2003 ......................................        0.00%    794,151   10.963279       8,706,499        2.33%    13.70%
    2002 ......................................        0.00%    418,980    9.642427       4,039,984        1.99%    -3.58% 01/25/02
  Gartmore GVIT International Growth Fund - Class I
    2004 ......................................        0.00%    125,904    7.757434         976,692        0.85%    14.19%
    2003 ......................................        0.00%    195,693    6.793220       1,329,386        0.00%    35.62%
    2002 ......................................        0.00%     72,938    5.008923         365,341        0.00%   -24.10%
    2001 ......................................        0.00%     26,572    6.599732         175,368        0.26%   -28.65%
    2000 ......................................        0.00%      2,697    9.249730          24,947        0.00%    -7.50% 10/02/00
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
    2004 ......................................        0.00%  1,256,734   11.786975      14,813,092        1.94%     8.49%
    2003 ......................................        0.00%  1,222,571   10.864458      13,282,571        1.76%    18.41%
    2002 ......................................        0.00%  1,025,461    9.174983       9,408,587        2.28%   -12.31%
    2001 ......................................        0.00%    730,655   10.463220       7,645,004        2.54%    -3.67%
    2000 ......................................        0.00%    382,020   10.862308       4,149,619        3.36%    -0.35%
  Gartmore GVIT Mid Cap Growth Fund - Class I
    2004 ......................................        0.00%  1,022,504   12.710961      12,997,008        0.00%    15.34%
    2003 ......................................        0.00%  1,048,110   11.020618      11,550,820        0.00%    40.13%
    2002 ......................................        0.00%    863,328    7.864311       6,789,480        0.00%   -37.01%
    2001 ......................................        0.00%    781,507   12.485925       9,757,838        0.00%   -30.31%
    2000 ......................................        0.00%    569,923   17.915535      10,210,475        0.00%   -15.38%
  Gartmore GVIT Money Market Fund - Class I
    2004 ......................................        0.00%  9,274,680   12.448310     115,454,092        0.80%     0.81%
    2003 ......................................        0.00% 10,900,245   12.348118     134,597,511        0.63%     0.63%
    2002 ......................................        0.00% 13,460,393   12.271344     165,177,113        1.51%     1.21%
    2001 ......................................        0.00% 11,115,360   12.124461     134,767,749        3.18%     3.60%
    2000 ......................................        0.00%  6,735,623   11.702768      78,825,433        5.56%     6.03%
  Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004 ......................................        0.00%  3,312,776   12.605461      41,759,069        1.30%     9.75%
    2003 ......................................        0.00%  3,352,137   11.485510      38,501,003        0.59%    27.51%
    2002 ......................................        0.00%  3,234,937    9.007395      29,138,355        0.95%   -17.35%
    2001 ......................................        0.00%  3,002,565   10.898647      32,723,896        0.88%   -11.82%
    2000 ......................................        0.00%  2,459,963   12.359389      30,403,640        0.68%    -2.12%
  Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004 ......................................        0.00%     24,720   12.589767         311,219        0.48%    18.79%
    2003 ......................................        0.00%     21,594   10.598061         228,855        0.15%    25.38%
    2002 ......................................        0.00%     15,191    8.452459         128,401        1.19%   -15.48% 05/01/02
  Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
    2003 ......................................        0.00%     99,848   10.495857       1,047,990        0.04%    38.81%
    2002 ......................................        0.00%    103,027    7.561458         779,034        0.03%   -25.36%
    2001 ......................................        0.00%    124,500   10.130359       1,261,230        0.53%    -3.26%
    2000 ......................................        0.00%    114,604   10.471261       1,200,048        1.11%     7.61%
  Gartmore GVIT Small Cap Growth Fund - Class I
    2004 ......................................        0.00%    936,378   15.567128      14,576,716        0.00%    13.42%
    2003 ......................................        0.00%    890,100   13.725736      12,217,278        0.00%    34.26%
    2002 ......................................        0.00%    741,006   10.222874       7,575,211        0.00%   -33.29%
    2001 ......................................        0.00%    479,685   15.323736       7,350,566        0.00%   -10.84%
    2000 ......................................        0.00%    220,651   17.186287       3,792,171        0.00%   -16.17%
  Gartmore GVIT Small Cap Growth Fund - Class I - Intial Funding by Depositor
    2000 ......................................        0.00%    100,000   17.186295       1,718,630        0.00%   -16.17%
  Gartmore GVIT Small Cap Value Fund - Class I
    2004 ......................................        0.00%  2,111,792   23.688343      50,024,853        0.00%    17.30%
    2003 ......................................        0.00%  2,161,994   20.194975      43,661,415        0.00%    56.85%
    2002 ......................................        0.00%  1,878,685   12.875081      24,188,222        0.01%   -27.16%
    2001 ......................................        0.00%  1,567,879   17.676405      27,714,464        0.04%    28.28%
    2000 ......................................        0.00%    731,305   13.779795      10,077,233        0.00%    11.20%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit       Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Gartmore GVIT Small Company Fund - Class I
    2004                                               0.00%  1,765,320  $20.507271  $   36,201,896        0.00%    19.02%
    2003                                               0.00%  1,696,669   17.229813      29,233,290        0.00%    41.01%
    2002                                               0.00%  1,515,751   12.218656      18,520,440        0.00%   -17.33%
    2001                                               0.00%  1,244,437   14.779740      18,392,455        0.13%    -6.70%
    2000                                               0.00%    922,404   15.841678      14,612,427        0.02%     8.90%
  Gartmore GVIT Turner Growth Focus Fund - Class I
    2003                                               0.00%    215,089    3.336873         717,725        0.00%    50.96%
    2002                                               0.00%    156,451    2.210411         345,821        0.00%   -42.86%
    2001                                               0.00%    105,096    3.868223         406,535        0.00%   -39.03%
    2000                                               0.00%     12,379    6.344311          78,536        0.00%   -36.56% 10/02/00
  Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004                                               0.00%    184,294   14.068165       2,592,678        0.00%    12.41%
    2003                                               0.00%    242,970   12.515174       3,040,812        0.00%    52.14%
    2002                                               0.00%     48,858    8.226323         401,922        0.00%   -17.74% 05/01/02
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
    2004                                               0.00%    588,866   14.687199       8,648,792        4.55%     6.53%
    2003                                               0.00%    589,360   13.786437       8,125,175        5.42%    12.12%
    2002                                               0.00%    574,913   12.296568       7,069,457        4.49%     7.21%
    2001                                               0.00%  1,505,377   11.469927      17,266,564        6.01%     4.19%
    2000                                               0.00%  1,105,931   11.008804      12,174,978        6.99%     5.65%
  Gartmore GVIT Worldwide Leaders Fund - Class I
    2004                                               0.00%    281,954   12.241206       3,451,457        0.00%    15.67%
    2003                                               0.00%    280,311   10.583316       2,966,620        0.00%    36.06%
    2002                                               0.00%    279,292    7.778516       2,172,477        2.00%   -25.39%
    2001                                               0.00%  1,687,489   10.425406      17,592,758        1.84%   -18.81%
    2000                                               0.00%  1,172,113   12.840541      15,050,565        0.94%   -12.32%
  Janus AS - Balanced Portfolio - Service Shares
    2004                                               0.00%     90,538   12.373264       1,120,251        2.45%     8.29%
    2003                                               0.00%     60,397   11.425728         690,080        2.34%    13.72%
  Janus AS - Capital Appreciation Portfolio - Service Shares
    2004                                               0.00%  3,379,686    7.677436      25,947,323        0.02%    17.97%
    2003                                               0.00%  3,484,342    6.508092      22,676,418        0.25%    20.23%
    2002                                               0.00%  3,279,169    5.412895      17,749,797        0.32%   -15.93%
    2001                                               0.00%  3,009,852    6.438372      19,378,547        1.01%   -21.83%
    2000                                               0.00%  2,083,464    8.236248      17,159,926        1.22%   -17.64% 01/27/00
  Janus AS - Global Technology Portfolio - Service Shares
    2004                                               0.00%  3,258,384    3.590186      11,698,205        0.00%     0.57%
    2003                                               0.00%  3,237,773    3.569969      11,558,749        0.00%    46.47%
    2002                                               0.00%  3,153,932    2.437287       7,687,037        0.00%   -40.93%
    2001                                               0.00%  2,757,839    4.126190      11,379,368        0.63%   -37.31%
    2000                                               0.00%  1,878,974    6.582411      12,368,179        1.20%   -34.18% 01/27/00
  Janus AS - International Growth Portfolio - Service Shares
    2004                                               0.00%  3,009,298    7.509901      22,599,530        0.85%    18.69%
    2003                                               0.00%  3,013,609    6.327527      19,068,692        1.02%    34.53%
    2002                                               0.00%  2,935,440    4.703343      13,806,381        0.70%   -25.76%
    2001                                               0.00%  2,646,977    6.335104      16,768,875        0.81%   -23.43%
    2000                                               0.00%  1,639,208    8.273482      13,561,958        5.19%   -17.27% 01/27/00
  Janus AS - Risk-Managed Large Cap Core Portfolio - Service Shares
    2004                                               0.00%     23,542   14.450740         340,199        2.52%    17.46%
    2003                                               0.00%      3,278   12.302260          40,327        0.30%    23.02% 05/01/03
  MFS VIT - MFS Investors Growth Stock Series - Initial Class
    2004                                               0.00%    214,290   12.663111       2,713,578        0.00%     9.18%
    2003                                               0.00%     38,925   11.597867         451,447        0.00%    15.98% 05/01/03
  MFS VIT - MFS Value Series - Initial Class
    2004                                               0.00%     72,218   14.245099       1,028,753        0.45%    15.18%
    2003                                               0.00%     21,683   12.367820         268,171        0.00%    23.68% 05/01/03
  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
    2004                                               0.00%     57,292   14.091031         807,303        0.00%    11.88%
    2003                                               0.00%     26,989   12.595173         339,931        0.00%    25.06%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004.................         0.00%      572,382   $  16.918157   $    9,683,649         0.12%        15.81%
    2003.................         0.00%      601,395      14.608014        8,785,187         0.89%        31.76%
    2002.................         0.00%      568,694      11.086748        6,304,967         0.75%       -26.45%
    2001.................         0.00%      527,509      15.073287        7,951,295         0.29%        -1.51%
    2000.................         0.00%      253,627      15.303939        3,881,492         0.40%         1.13%
  Neuberger Berman AMT - Limited Maturity Bond Portfolio
    2004.................         0.00%      335,648      10.178954        3,416,546         4.28%         0.78%
    2003.................         0.00%      116,918      10.100257        1,180,902        12.48%         1.00% 05/01/03
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
    2004.................         0.00%    1,604,468      15.732356       25,242,062         0.00%        16.31%
    2003.................         0.00%    1,575,959      13.526477       21,317,173         0.00%        28.07%
    2002.................         0.00%    1,415,445      10.561769       14,949,603         0.00%       -29.34%
    2001.................         0.00%    1,320,243      14.947072       19,733,767         0.00%       -24.64%
    2000.................         0.00%      903,690      19.835316       17,924,977         0.00%        -7.46%
  Neuberger Berman AMT - Partners Portfolio
    2004.................         0.00%      902,952      13.348803       12,053,328         0.01%        18.98%
    2003.................         0.00%      883,657      11.219837        9,914,488         0.00%        35.09%
    2002.................         0.00%      887,402       8.305600        7,370,406         0.54%       -24.14%
    2001.................         0.00%      811,919      10.948898        8,889,618         0.33%        -2.83%
    2000.................         0.00%      648,616      11.267369        7,308,196         0.65%         0.70%
  Neuberger Berman AMT - Socially Responsive Portfolio - I Class
    2004.................         0.00%       42,274      14.018027          592,598         0.00%        13.28%
    2003.................         0.00%       10,340      12.374746          127,955         0.00%        23.75% 05/01/03
  Oppenheimer Aggressive Growth Fund/VA - Initial Class
    2004.................         0.00%    2,473,214      13.671269       33,811,974         0.00%        19.78%
    2003.................         0.00%    2,289,693      11.413972       26,134,492         0.00%        25.59%
    2002.................         0.00%    2,165,861       9.088271       19,683,932         0.63%       -27.79%
    2001.................         0.00%    1,900,037      12.586003       23,913,871         0.86%       -31.27%
    2000.................         0.00%    1,531,755      18.311377       28,048,543         0.00%       -11.24%
  Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004.................         0.00%    3,086,788      15.691176       48,435,334         0.31%         6.94%
    2003.................         0.00%    2,916,468      14.673413       42,794,539         0.38%        30.94%
    2002.................         0.00%    2,688,225      11.205948       30,124,110         0.57%       -26.86%
    2001.................         0.00%    2,119,767      15.320868       32,476,670         0.59%       -12.58%
    2000.................         0.00%    1,394,931      17.524709       24,445,760         0.09%        -0.23%
  Oppenheimer Global Securities Fund/VA - Initial Class
    2004.................         0.00%    2,460,964      11.203969       27,572,564         1.15%        19.16%
    2003.................         0.00%    1,978,401       9.402230       18,601,381         0.73%        43.02%
    2002.................         0.00%    1,533,749       6.574074       10,082,979         0.55%       -22.13%
    2001.................         0.00%      784,596       8.442846        6,624,223         0.39%       -12.04%
    2000.................         0.00%      228,958       9.598100        2,197,562         0.00%        -4.02% 05/01/00
  Oppenheimer High Income Fund/VA - Initial Class
    2004.................         0.00%      260,866      12.184423        3,178,502         4.03%         8.97%
    2003.................         0.00%      137,738      11.181817        1,540,161         0.00%        11.82% 05/01/03
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
    2004.................         0.00%    2,802,124      11.763032       32,961,474         0.83%         9.46%
    2003.................         0.00%    2,733,213      10.746526       29,372,545         0.90%        26.72%
    2002.................         0.00%    2,347,711       8.480652       19,910,120         0.75%       -18.80%
    2001.................         0.00%    1,858,823      10.443747       19,413,077         0.50%       -10.16%
    2000.................         0.00%    1,325,991      11.624742       15,414,303         0.28%        -8.78%
  Oppenheimer Main Street/(R)/ Small Cap Fund/VA - Initial Class
    2004.................         0.00%      111,964      16.563464        1,854,512         0.00%        19.42%
    2003.................         0.00%       81,527      13.869971        1,130,777         0.00%        38.70% 05/01/03
  Putnam VT - Growth & Income Fund - IB Shares
    2004.................         0.00%       69,826      13.805820          964,005         1.11%        11.11%
    2003.................         0.00%       21,892      12.425216          272,013         0.00%        24.25% 05/01/03
  Putnam VT - International Equity Fund - IB Shares
    2004.................         0.00%      107,542      14.871493        1,599,310         1.30%        16.19%
    2003.................         0.00%       58,343      12.798803          746,721         0.00%        27.99% 05/01/03

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Putnam VT - Voyager II Fund - IB Shares
    2004.................         0.00%       26,864   $  12.450430   $      334,468         0.20%         5.03%
    2003.................         0.00%       11,366      11.853879          134,731         0.00%        18.54% 05/01/03
  Strong Opportunity Fund II, Inc.
    2004.................         0.00%    1,509,654      11.273634       17,019,287         0.00%        18.22%
    2003.................         0.00%    1,535,336       9.536128       14,641,161         0.08%        37.01%
    2002.................         0.00%    1,334,891       6.960374        9,291,341         0.50%       -26.82%
    2001.................         0.00%      833,759       9.511087        7,929,954         0.65%        -3.70%
    2000.................         0.00%      156,475       9.854316        1,541,954         0.00%        -1.23% 05/01/00
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004.................         0.00%      535,204      14.193509        7,596,423         0.53%        25.89%
    2003.................         0.00%      596,383      11.274461        6,723,897         0.11%        54.19%
    2002.................         0.00%      596,497       7.312205        4,361,708         0.21%        -2.90%
    2001.................         0.00%      527,543       7.530636        3,972,734         0.00%        -1.81%
    2000.................         0.00%      408,641       7.669407        3,134,034         0.00%       -41.87%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004.................         0.00%      392,894      14.564221        5,722,195         0.31%        24.23%
    2003.................         0.00%      345,678      11.747435        4,060,830         0.41%        45.08%
    2002.................         0.00%      244,054       8.097327        1,976,185         0.75%        -2.83%
    2001.................         0.00%      171,698       8.333503        1,430,846         1.04%       -10.44%
    2000.................         0.00%      138,471       9.305371        1,288,524         0.70%        11.40%
  Van Kampen UIF - Core Plus Fixed Income Portfolio - Class A
    2004.................         0.00%       50,918      10.680729          543,841         3.92%         4.37%
    2003.................         0.00%       12,470      10.233765          127,615         0.05%         2.34% 05/01/03
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004.................         0.00%      310,368      17.466655        5,421,091         7.52%        10.06%
    2003.................         0.00%      310,596      15.869838        4,929,108         0.00%        27.86%
    2002.................         0.00%      229,797      12.411489        2,852,123         8.74%         9.22%
    2001.................         0.00%      135,438      11.363553        1,539,057        10.76%        10.10%
    2000.................         0.00%      116,206      10.321107        1,199,375        13.84%        11.39%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004.................         0.00%      328,124       7.289089        2,391,725         0.00%        21.60%
    2003.................         0.00%      308,361       5.994500        1,848,470         0.00%        41.76%
    2002.................         0.00%      282,160       4.228519        1,193,119         0.00%       -31.16%
    2001.................         0.00%      197,987       6.142256        1,216,087         0.00%       -29.31%
    2000.................         0.00%       38,928       8.689212          338,254         0.00%       -13.11% 05/01/00
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004.................         0.00%    1,415,482      22.352530       31,639,604         1.61%        36.39%
    2003.................         0.00%    1,225,582      16.388129       20,084,996         0.00%        37.51%
    2002.................         0.00%    1,098,781      11.917684       13,094,925         4.01%        -0.79%
    2001.................         0.00%      636,426      12.012213        7,644,885         5.40%         9.84%
    2000.................         0.00%      320,762      10.935907        3,507,823         8.01%         4.31%
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/SM/ Reduced Fee Tier(0.10%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004.................         0.10%       27,138      14.588087          395,892         0.00%        10.96%
    2003.................         0.10%          173      13.147350            2,274         0.06%        33.49%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003.................         0.10%        1,045      13.277382           13,875         0.00%        35.22%
  AIM VIF - Capital Development Fund - Series I Shares
    2004.................         0.10%       12,220      15.320003          187,210         0.00%        15.38%
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004.................         0.10%       13,180      14.770235          194,672         0.92%        11.35%
    2003.................         0.10%        8,268      13.264628          109,672         0.51%        32.37%
  American Century VP - Income & Growth Fund - Class I
    2004.................         0.10%       39,010      11.064552          431,628         1.37%        12.88%
    2003.................         0.10%       44,282       9.802103          434,057         1.28%        29.22%
    2002.................         0.10%      483,390       7.585400        3,666,707         1.00%       -19.45%
    2001.................         0.10%      559,907       9.417116        5,272,709         0.85%        -8.44%
    2000.................         0.10%      540,359      10.285709        5,557,975         0.48%       -10.70%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  American Century VP - International Fund - Class I
    2004.................         0.10%      881,348   $  10.681395   $    9,414,026         0.56%        14.81%
    2003.................         0.10%      860,133       9.303615        8,002,346         0.73%        24.39%
    2002.................         0.10%    1,065,487       7.479659        7,969,479         0.78%       -20.45%
    2001.................         0.10%    1,067,581       9.402604       10,038,041         0.08%       -29.24%
    2000.................         0.10%      619,313      13.288939        8,230,013         0.10%       -16.91%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004.................         0.10%        9,976      11.082064          110,555         0.00%        10.56%
    2003.................         0.10%          865      10.023142            8,670         0.00%        24.77%
    2002.................         0.10%        3,004       8.033091           24,131         0.66%       -19.67% 05/01/02
  American Century VP - Value Fund - Class I
    2004.................         0.10%       59,642      17.576102        1,048,274         0.97%        14.22%
    2003.................         0.10%       68,891      15.388111        1,060,102         1.04%        28.83%
    2002.................         0.10%      455,713      11.944573        5,443,297         0.75%       -12.71%
    2001.................         0.10%      350,055      13.683342        4,789,922         0.60%        12.71%
    2000.................         0.10%      124,532      12.140456        1,511,875         0.62%        18.02%
  Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
    2004.................         0.10%      128,444      15.819001        2,031,856         0.00%        25.51%
    2003.................         0.10%       13,790      12.603456          173,802         0.00%        29.88%
  Calvert VS - Social Equity Portfolio
    2004.................         0.10%        1,026      13.445930           13,796         0.08%         7.05%
    2003.................         0.10%        1,026      12.560357           12,887         0.01%        22.05%
  Credit Suisse Trust - Large Cap Value Portfolio
    2003.................         0.10%        9,715      11.248621          109,280         0.76%        25.04%
    2002.................         0.10%       15,615       8.996113          140,474         0.76%       -23.17%
    2001.................         0.10%       25,873      11.709370          302,957         0.00%         0.84%
  Dreyfus IP - European Equity Portfolio
    2001.................         0.10%       40,585       9.087189          368,804         0.79%       -28.20%
    2000.................         0.10%       36,592      12.656379          463,122         0.38%        -2.10%
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
    2004.................         0.10%        2,784      15.013547           41,798         0.43%        14.36%
    2003.................         0.10%       98,265      13.128294        1,290,052         1.02%        31.59%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004.................         0.10%      219,642      12.854754        2,823,444         0.57%        21.76%
    2003.................         0.10%      220,855      10.557229        2,331,617         0.27%        37.64%
    2002.................         0.10%      173,580       7.670098        1,331,376         0.29%       -23.30%  05/01/02
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004.................         0.10%       88,956       7.990838          710,833         0.40%         6.10%
    2003.................         0.10%       85,500       7.531118          643,911         0.11%        25.88%
    2002.................         0.10%      103,586       5.982920          619,747         0.22%       -29.02%
    2001.................         0.10%      112,446       8.428546          947,756         0.08%       -22.65%
    2000.................         0.10%       42,696      10.896922          465,255         1.06%       -11.12%
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004.................         0.10%    1,151,618       9.989249       11,503,799         1.82%        10.53%
    2003.................         0.10%    1,165,447       9.037627       10,532,875         1.54%        28.23%
    2002.................         0.10%    3,024,447       7.047709       21,315,422         1.45%       -22.44%
    2001.................         0.10%    2,163,531       9.086757       19,659,480         1.14%       -12.27%
    2000.................         0.10%    4,975,884      10.357445       51,537,445         1.01%        -9.37%
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004.................         0.10%       44,950      10.194416          458,239         1.67%         4.94%
    2003.................         0.10%       55,181       9.714448          536,053         1.18%        21.05%
    2002.................         0.10%      471,098       8.025278        3,780,692         1.22%       -16.80%
    2001.................         0.10%      285,642       9.645425        2,755,138         0.90%        -9.40%
    2000.................         0.10%      498,451      10.646157        5,306,588         0.82%        -2.10%
  Dreyfus VIF - International Value Portfolio - Initial Shares
    2004.................         0.10%       69,786      15.412931        1,075,607         1.23%        19.90%
    2003.................         0.10%       64,009      12.854570          822,808         2.67%        36.22%
    2002.................         0.10%       23,131       9.436677          218,280         0.37%        -5.63% 09/03/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Federated IS - Quality Bond Fund II - Primary Shares
    2004.................         0.10%     720,724$     13.876320$       10,000,997         3.92%         3.52%
    2003.................         0.10%      711,865      13.404948        9,542,513         3.30%         4.54%
    2002.................         0.10%    1,174,189      12.822629       15,056,190         3.20%         9.20%
    2001.................         0.10%    1,268,418      11.742610       14,894,538         2.92%         7.91%
    2000.................         0.10%    4,027,297      10.882300       43,826,254         0.89%        10.34%
  Fidelity/(R)/  VIP - Equity-Income Portfolio - Service Class
    2004.................         0.10%      300,426      12.792683        3,843,255         1.39%        11.27%
    2003.................         0.10%      318,394      11.496883        3,660,539         1.66%        30.09%
    2002.................         0.10%    1,076,277       8.837687        9,511,799         1.50%       -17.08%
    2001.................         0.10%      358,181      10.658123        3,817,537         1.13%        -5.18%
    2000.................         0.10%      215,028      11.240819        2,417,091         1.23%         8.20%
  Fidelity/(R)/  VIP - Growth Portfolio - Service Class
    2004.................         0.10%    1,103,628       8.745297        9,651,555         0.16%         3.16%
    2003.................         0.10%    1,108,591       8.477377        9,397,944         0.18%        32.65%
    2002.................         0.10%    1,133,702       6.390869        7,245,341         0.14%       -30.27%
    2001.................         0.10%    1,700,271       9.164946       15,582,892         0.00%       -17.81%
    2000.................         0.10%    1,184,884      11.150661       13,212,240         0.07%       -11.16%
  Fidelity/(R)/  VIP - High Income Portfolio - Service Class
    2004.................         0.10%      668,456      10.048366        6,716,891         8.03%         9.36%
    2003.................         0.10%      674,902       9.188481        6,201,324         6.36%        26.84%
    2002.................         0.10%      844,975       7.243970        6,120,974         9.18%         3.51%
    2001.................         0.10%      630,396       6.998020        4,411,524        13.22%       -11.98%
    2000.................         0.10%      591,491       7.950841        4,702,851         6.11%       -22.69%
  Fidelity/(R)/  VIP - Overseas Portfolio - Service Class
    2004.................         0.10%      127,656      11.295209        1,441,901         0.98%        13.37%
    2003.................         0.10%      100,484       9.962776        1,001,100         0.63%        43.06%
    2002.................         0.10%      191,072       6.964010        1,330,627         0.64%       -20.42%
    2001.................         0.10%      108,597       8.751211          950,355         5.46%       -21.35%
    2000.................         0.10%      171,286      11.126859        1,905,875         1.16%       -19.23%
  Fidelity/(R)/  VIP II - Contrafund/(R)/ Portfolio - Service Class
    2004.................         0.10%      194,978      12.773836        2,490,617         0.24%        15.22%
    2003.................         0.10%      200,777      11.086093        2,225,832         0.30%        28.22%
    2002.................         0.10%      166,146       8.645878        1,436,478         0.69%        -9.51%
    2001.................         0.10%      215,109       9.555012        2,055,369         0.61%       -12.45%
    2000.................         0.10%      209,278      10.913660        2,283,989         0.26%        -6.81%
  Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Service Class
    2004.................         0.10%       19,294       8.062568          155,559         0.48%         6.95%
    2003.................         0.10%       17,795       7.538466          134,147         0.59%        29.53%
    2002.................         0.10%       37,306       5.819798          217,113         0.93%       -21.99%
    2001.................         0.10%       43,809       7.460705          326,846         0.23%       -14.52%
    2000.................         0.10%        3,187       8.728402           27,817         1.03%       -17.26%
  Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
    2004.................         0.10%        9,532      13.470536          128,401         0.00%        13.87%
    2003.................         0.10%        9,280      11.829409          109,777         0.00%        57.63%
  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
    2004.................         0.10%      202,324      14.831493        3,000,767         1.11%        18.41%
    2003.................         0.10%      172,783      12.525565        2,164,205         1.96%        32.08%
  Gartmore GVIT Comstock Value Fund - Class I
    2004.................         0.10%      230,518      10.399470        2,397,265         1.39%        17.38%
    2003.................         0.10%      233,799       8.859580        2,071,361         1.34%        31.30%
    2002.................         0.10%      211,612       6.747487        1,427,849         1.34%       -25.22%
    2001.................         0.10%      205,053       9.022847        1,850,162         1.63%       -12.24%
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
    2004.................         0.10%      193,708      18.322527        3,549,220         0.56%        15.62%
    2003.................         0.10%      216,768      15.847726        3,435,280         0.50%        34.52%
    2002.................         0.10%      185,632      11.781293        2,186,985         0.45%       -15.39%
    2001.................         0.10%      170,502      13.923857        2,374,045         0.55%        -1.40%
    2000.................         0.10%       97,058      14.122042        1,370,657         0.66%        15.09%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT Emerging Markets Fund - Class I
    2004.................         0.10%       70,226   $  13.914559   $      977,164         1.04%        20.62%
    2003.................         0.10%       47,949      11.535602          553,121         0.61%        65.10%
    2002.................         0.10%       32,769       6.987132          228,961         0.23%       -15.31%
    2001.................         0.10%        4,374       8.250608           36,088         0.24%        -5.28%
  Gartmore GVIT Federated High Income Bond Fund - Class I
    2004.................         0.10%       95,632      13.154128        1,257,956         7.58%         9.99%
    2003.................         0.10%       22,729      11.959792          271,834         7.99%        22.15%
    2002.................         0.10%      383,942       9.791148        3,759,233        10.09%         3.12%
    2001.................         0.10%      226,888       9.494719        2,154,238        11.31%         4.11%
    2000.................         0.10%    1,268,447       9.119705       11,567,862         9.51%        -8.37%
  Gartmore GVIT Global Financial Services Fund - Class I
    2004.................         0.10%        5,676      14.788326           83,939         1.37%        20.87%
    2003.................         0.10%        4,317      12.234704           52,817         1.08%        41.31%
    2002.................         0.10%        1,597       8.658094           13,827         0.02%       -13.42% 05/01/02
  Gartmore GVIT Global Health Sciences Fund - Class I
    2004.................         0.10%       49,544      12.263680          607,592         0.00%         7.75%
    2003.................         0.10%        8,967      11.381435          102,057         0.00%        36.56%
  Gartmore GVIT Global Technology and Communications Fund - Class I
    2004.................         0.10%      675,570       3.180008        2,148,318         0.00%         4.21%
    2003.................         0.10%      111,866       3.051579          341,368         0.00%        55.08%
    2002.................         0.10%      109,706       1.967806          215,880         0.67%       -42.84%
    2001.................         0.10%       26,875       3.442527           92,518         0.00%       -42.78%
  Gartmore GVIT Global Utilities Fund - Class I
    2004.................         0.10%       13,192      13.963148          184,202         1.64%        29.84%
    2003.................         0.10%        1,184      10.754365           12,733         1.02%        23.93%
    2002.................         0.10%          200       8.678027            1,736         0.61%       -13.22% 05/01/02
  Gartmore GVIT Government Bond Fund - Class I
    2004.................         0.10%       68,418      13.886189          950,065         5.38%         3.16%
    2003.................         0.10%      112,900      13.460973        1,519,744         3.25%         1.90%
    2002.................         0.10%    1,835,772      13.210181       24,250,880         4.66%        10.87%
    2001.................         0.10%    1,008,673      11.914756       12,018,093         5.61%         7.15%
    2000.................         0.10%      304,223      11.120055        3,382,976         6.29%        12.43%
  Gartmore GVIT Growth Fund - Class I
    2004.................         0.10%       47,844       5.548096          265,443         0.34%         8.05%
    2003.................         0.10%       27,011       5.134813          138,696         0.02%        32.61%
    2002.................         0.10%      278,378       3.872224        1,077,942         0.00%       -28.79%
    2001.................         0.10%      242,722       5.437881        1,319,893         0.00%       -28.21%
    2000.................         0.10%      587,392       7.574275        4,449,069         0.19%       -26.61%
  Gartmore GVIT ID Aggressive Fund - Class II
    2004.................         0.10%       24,186      12.491088          302,109         1.85%        13.91%
    2003.................         0.10%       23,514      10.965564          257,844         1.57%        31.74%
    2002.................         0.10%        4,815       8.323942           40,080         0.86%       -16.76% 01/25/02
  Gartmore GVIT ID Conservative Fund - Class II
    2004.................         0.10%       21,194      11.316349          239,839         2.49%         4.55%
    2003.................         0.10%       13,104      10.824110          141,839         2.59%         7.80%
  Gartmore GVIT ID Moderate Fund - Class II
    2004.................         0.10%       39,950      11.984122          478,766         2.21%         9.43%
    2003.................         0.10%        1,913      10.951794           20,951         2.05%        19.93%
  Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004.................         0.10%       14,182      12.296725          174,392         2.01%        11.98%
    2003.................         0.10%        6,422      10.981133           70,521         1.61%        26.52%
    2002.................         0.10%        6,436       8.679579           55,862         1.05%       -13.20% 01/25/02
  Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004.................         0.10%        9,038      11.713743          105,869         2.38%         7.05%
    2003.................         0.10%        2,011      10.942135           22,005         2.33%        13.58%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT International Growth Fund - Class I
    2004.................         0.10%       50,722   $   7.724537   $      391,804         0.85%        14.08%
    2003.................         0.10%       40,966       6.771174          277,388         0.00%        35.49%
    2002.................         0.10%       15,806       4.997657           78,993         0.00%       -24.18%
    2001.................         0.10%        6,321       6.591491           41,665         0.26%       -28.72%
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
    2004.................         0.10%       59,166      10.738528          635,356         1.94%         8.38%
    2003.................         0.10%       19,620       9.907971          194,394         1.76%        18.30%
    2002.................         0.10%      192,540       8.375591        1,612,636         2.28%       -12.40%
    2001.................         0.10%      113,898       9.561159        1,088,997         2.54%       -3.77%
    2000.................         0.10%      148,185       9.935839        1,472,342         3.36%       -0.45%
  Gartmore GVIT Mid Cap Growth Fund - Class I
    2004.................         0.10%      102,944       9.827397        1,011,672         0.00%        15.22%
    2003.................         0.10%      121,377       8.529042        1,035,230         0.00%        39.99%
    2002.................         0.10%      509,655       6.092407        3,105,026         0.00%       -37.08%
    2001.................         0.10%      481,759       9.682440        4,664,603         0.00%       -30.38%
    2000.................         0.10%      499,194      13.906958        6,942,270         0.00%       -15.46%
  Gartmore GVIT Money Market Fund - Class I
    2002.................         0.10%    1,193,207      11.481201       13,699,449         1.51%         1.11%
    2001.................         0.10%   14,433,921      11.355131      163,899,064         3.18%         3.50%
    2000.................         0.10%    8,179,266      10.971228       89,736,592         5.56%         5.92%
  Gartmore GVIT Money Market Fund: Class V
    2004.................         0.10%   13,954,380      10.160839      141,788,209         0.91%         0.79%
    2003.................         0.10%    8,030,895      10.081195       80,961,019         0.70%         0.61%
    2002.................         0.10%   11,193,504      10.020530      112,164,843         0.28%         0.21% 10/21/02
  Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004.................         0.10%   19,034,918      10.408568      198,126,238         1.30%         9.64%
    2003.................         0.10%   19,180,432       9.493288      182,085,365         0.59%        27.38%
    2002.................         0.10%   16,109,248       7.452447      120,053,317         0.95%       -17.44%
    2001.................         0.10%    9,361,607       9.026234       84,500,055         0.88%       -11.91%
    2000.................         0.10%       43,448      10.246333          445,183         0.68%        -2.22%
  Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004.................         0.10%       12,564      12.556222          157,756         0.48%        18.67%
    2003.................         0.10%        8,556      10.580391           90,526         0.15%        25.26%
  Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
    2003.................         0.10%        6,148      10.638965           65,408         0.04%        38.67%
    2002.................         0.10%       68,838       7.672215          528,140         0.03%       -25.43%
    2001.................         0.10%       43,765      10.289042          450,300         0.53%        -3.35%
    2000.................         0.10%          505      10.645991            5,376         1.11%         7.50%
  Gartmore GVIT Small Cap Growth Fund - Class I
    2004.................         0.10%       70,962      15.479228        1,098,437         0.00%        13.30%
    2003.................         0.10%       81,334      13.661888        1,111,176         0.00%        34.13%
    2002.................         0.10%       65,945      10.185475          671,681         0.00%       -33.35%
    2001.................         0.10%       38,878      15.282975          594,172         0.00%       -10.93%
    2000.................         0.10%       29,192      17.157856          500,872         0.00%       -16.25%
  Gartmore GVIT Small Cap Value Fund - Class I
    2004.................         0.10%      250,742      25.513967        6,397,423         0.00%        17.18%
    2003.................         0.10%      270,768      21.773115        5,895,463         0.00%        56.70%
    2002.................         0.10%      280,707      13.895068        3,900,443         0.01%       -27.24%
    2001.................         0.10%      270,154      19.095903        5,158,835         0.04%        28.15%
    2000.................         0.10%      222,101      14.901350        3,309,605         0.00%        11.09%
  Gartmore GVIT Small Company Fund - Class I
    2004.................         0.10%      254,060      20.783025        5,280,135         0.00%        18.90%
    2003.................         0.10%      334,150      17.478961        5,840,595         0.00%        40.87%
    2002.................         0.10%      388,032      12.407717        4,814,591         0.00%       -17.41%
    2001.................         0.10%      358,315      15.023475        5,383,136         0.13%        -6.80%
    2000.................         0.10%    1,331,219      16.119172       21,458,148         0.02%         8.79%
  Gartmore GVIT Turner Growth Focus Fund - Class I
    2003.................         0.10%       32,705       3.326027          108,778         0.00%        50.81%
    2002.................         0.10%       45,497       2.205430          100,340         0.00%       -42.91%
    2001.................         0.10%       10,063       3.863379           38,877         0.00%       -39.09%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004.................         0.10%       44,170   $  14.030717   $      619,737         0.00%        12.30%
    2003.................         0.10%       36,540      12.494332          456,543         0.00%        51.98%
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
    2004.................         0.10%        6,318      14.262059           90,108         4.55%         6.43%
    2003.................         0.10%        3,251      13.400762           43,566         5.42%        12.00%
    2002.................         0.10%      479,688      11.964522        5,739,238         4.49%         7.10%
    2001.................         0.10%      246,281      11.171361        2,751,294         6.01%         4.08%
    2000.................         0.10%      271,955      10.733031        2,918,901         6.99%         5.55%
  Gartmore GVIT Worldwide Leaders Fund - Class I
    2004.................         0.10%      120,048       9.897753        1,188,205         0.00%        15.55%
    2003.................         0.10%       11,041       8.565807           94,575         0.00%        35.92%
    2002.................         0.10%       44,257       6.301972          278,906         2.00%       -25.46%
    2001.................         0.10%       33,960       8.454886          287,128         1.84%       -18.89%
    2000.................         0.10%      141,948      10.424035        1,479,671         0.94%       -12.41%
  Goldman Sachs VIT - Mid Cap Value Fund
    2004.................         0.10%      117,114      15.947340        1,867,657         0.74%        25.76%
    2003.................         0.10%          855      12.680880           10,842         1.72%        28.26%
  Janus AS - Balanced Portfolio - Service Shares
    2004.................         0.10%       11,560      12.344530          142,703         2.45%         8.18%
    2003.................         0.10%        8,186      11.410593           93,407         2.34%        13.61%
  Janus AS - Capital Appreciation Portfolio - Service Shares
    2004.................         0.10%      112,522       7.639669          859,631         0.02%        17.85%
    2003.................         0.10%      178,232       6.482555        1,155,399         0.25%        20.11%
    2002.................         0.10%      182,330       5.397045          984,043         0.32%       -16.01%
    2001.................         0.10%      242,326       6.425959        1,557,177         1.01%       -21.91%
    2000.................         0.10%       75,935       8.228654          624,843         1.22%       -17.71% 01/27/00
  Janus AS - Global Technology Portfolio - Service Shares
    2004.................         0.10%      151,606       3.572518          541,615         0.00%         0.47%
    2003.................         0.10%      272,134       3.555943          967,693         0.00%        46.33%
    2002.................         0.10%      293,034       2.430136          712,112         0.00%       -40.99%
    2001.................         0.10%      422,625       4.118218        1,740,462         0.63%       -37.38%
    2000.................         0.10%      157,837       6.576328        1,037,988         1.20%       -34.24% 01/27/00
  Janus AS - International Growth Portfolio - Service Shares
    2004.................         0.10%      150,980       7.472984        1,128,271         0.85%        18.57%
    2003.................         0.10%      176,234       6.302712        1,110,752         1.02%        34.40%
    2002.................         0.10%      520,482       4.689573        2,440,838         0.70%       -25.83%
    2001.................         0.10%      498,186       6.322889        3,149,975         0.81%       -23.51%
    2000.................         0.10%      230,451       8.265856        1,904,875         5.19%       -17.34% 01/27/00
  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
    2004.................         0.10%       51,200      14.058294          719,785         0.00%        11.76%
    2003.................         0.10%        1,074      12.578474           13,509         0.00%        24.94%
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004.................         0.10%       26,978      12.192566          328,931         0.12%        15.70%
    2003.................         0.10%       21,062      10.538218          221,956         0.89%        31.63%
    2002.................         0.10%       67,810       8.005967          542,885         0.75%       -26.52%
    2001.................         0.10%      136,520      10.895640        1,487,473         0.29%        -1.61%
    2000.................         0.10%       57,098      11.073505          632,275         0.40%         1.03%
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
    2004.................         0.10%      394,394      11.485392        4,529,770         0.00%        16.19%
    2003.................         0.10%      392,036       9.884865        3,875,223         0.00%        27.94%
    2002.................         0.10%      687,560       7.726029        5,312,108         0.00%       -29.41%
    2001.................         0.10%      570,922      10.944879        6,248,672         0.00%       -24.72%
    2000.................         0.10%      391,150      14.538915        5,686,897         0.00%        -7.55%
  Neuberger Berman AMT - Partners Portfolio
    2004.................         0.10%      162,162      12.451586        2,019,174         0.01%        18.86%
    2003.................         0.10%        6,882      10.476169           72,097         0.00%        34.95%
    2002.................         0.10%       29,344       7.762839          227,793         0.54%       -24.22%
    2001.................         0.10%       14,582      10.243656          149,373         0.33%        -2.92%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  One Group/(R)/ IT Mid Cap Growth Portfolio
    2004.................         0.10%        2,456   $  14.403351   $       35,375         0.00%        12.51%
  One Group/(R)/ IT Mid Cap Value Portfolio
    2004.................         0.10%        5,950      15.182812           90,338         0.58%        15.28%
    2003.................         0.10%        5,997      13.170159           78,981         0.57%        32.62%
  Oppenheimer Aggressive Growth Fund/VA - Initial Class
    2004.................         0.10%      538,726      10.949589        5,898,828         0.00%        19.66%
    2003.................         0.10%      588,192       9.150815        5,382,436         0.00%        25.46%
    2002.................         0.10%    1,125,894       7.293537        8,211,750         0.63%       -27.86%
    2001.................         0.10%    1,417,226      10.110661       14,329,092         0.86%       -31.34%
    2000.................         0.10%      827,728      14.724854       12,188,174         0.00%       -11.33%
  Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004.................         0.10%      876,150      11.760631       10,304,077         0.31%         6.83%
    2003.................         0.10%      882,196      11.008811        9,711,929         0.38%        30.81%
    2002.................         0.10%      969,758       8.415727        8,161,219         0.57%       -26.93%
    2001.................         0.10%      997,036      11.517595       11,483,457         0.59%       -12.66%
    2000.................         0.10%      533,112      13.187632        7,030,485         0.09%        -0.33%
  Oppenheimer Global Securities Fund/VA - Initial Class
    2004.................         0.10%      419,770      11.151785        4,681,185         1.15%        19.04%
    2003.................         0.10%      441,202       9.367798        4,133,091         0.73%        42.88%
    2002.................         0.10%      769,291       6.556537        5,043,885         0.55%       -22.21%
    2001.................         0.10%      235,861       8.428773        1,988,019         0.39%       -12.12%
    2000.................         0.10%      145,609       9.591764        1,396,647         0.00%        -4.08% 05/01/00
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
    2004.................         0.10%       62,892      10.774785          677,648         0.83%         9.35%
    2003.................         0.10%      236,533       9.853529        2,330,685         0.90%        26.59%
    2002.................         0.10%      322,290       7.783700        2,508,609         0.75%       -18.88%
    2001.................         0.10%      200,772       9.595068        1,926,421         0.50%       -10.25%
    2000.................         0.10%      209,160      10.690852        2,236,099         0.28%        -8.87%
  PIMCO VIT - Low Duration Portfolio - Administrative Shares
    2004.................         0.10%      435,394      10.602263        4,616,162         1.29%         1.74%
    2003.................         0.10%      456,933      10.421178        4,761,780         1.22%         2.24%
  PIMCO VIT - Real Return Portfolio - Administrative Shares
    2004.................         0.10%       96,300      12.266232        1,181,238         1.03%         8.78%
    2003.................         0.10%       24,527      11.276054          276,568         2.35%         8.75%
  PIMCO VIT - Total Return Portfolio - Administrative Shares
    2004.................         0.10%       50,172      11.365760          570,243         1.92%         4.78%
    2003.................         0.10%        4,202      10.847595           45,582         2.71%         4.94%
  Pioneer High Yield VCT Portfolio - Class I Shares
    2004.................         0.10%       16,298      14.846381          241,966         5.59%         7.95%
    2003.................         0.10%       82,218      13.752414        1,130,696         5.84%        32.65%
  Royce Capital Fund - Royce Micro-Cap Portfolio
    2004.................         0.10%       11,820      17.141696          202,615         0.00%        13.73%
    2003.................         0.10%       76,384      15.072020        1,151,261         0.00%        49.01%
  Strong Opportunity Fund II, Inc.
    2004.................         0.10%      184,596      11.221097        2,071,370         0.00%        18.10%
    2003.................         0.10%      223,707       9.501191        2,125,483         0.08%        36.87%
    2002.................         0.10%      226,501       6.941814        1,572,328         0.50%       -26.89%
    2001.................         0.10%      282,804       9.495237        2,685,291         0.65%        -3.80%
    2000.................         0.10%      285,161       9.847803        2,808,209         0.00%        -1.30% 05/01/00
  T. Rowe Price Equity Income Portfolio II
    2004.................         0.10%       11,962      14.499419          173,442         1.46%        14.50%
    2003.................         0.10%       19,960      12.663048          252,754         1.80%        25.05%
    2002.................         0.10%          512      10.126777            5,185         0.77%         1.27% 09/03/02
  T. Rowe Price Mid Cap Growth Fund II
    2004.................         0.10%      172,276      16.682608        2,874,013         0.00%        17.94%
    2003.................         0.10%      168,799      14.145535        2,387,752         0.00%        37.95%
    2002.................         0.10%          844      10.253796            8,654         0.00%         2.54% 09/03/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004.................         0.10%       32,436   $  19.308855   $      626,302         0.53%        25.76%
    2003.................         0.10%       26,838      15.353127          412,047         0.11%        54.03%
    2002.................         0.10%       63,522       9.967428          633,151         0.21%        -3.00%
    2001.................         0.10%       53,871      10.275468          553,550         0.00%        -1.91%
    2000.................         0.10%       16,342      10.475365          171,188         0.00%       -41.92%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004.................         0.10%        7,980      20.342743          162,335         0.31%        24.10%
    2003.................         0.10%        7,570      16.424776          124,336         0.41%        44.93%
    2002.................         0.10%       10,722      11.332655          121,509         0.75%        -2.93%
    2001.................         0.10%        5,578      11.674866           65,122         1.04%       -10.53%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004.................         0.10%        6,174      22.685707          140,062         7.52%         9.95%
    2003.................         0.10%       11,686      20.632384          241,110         0.00%        27.74%
    2002.................         0.10%        2,680      16.152298           43,288         8.74%         9.11%
    2001.................         0.10%          147      14.803302            2,176        10.76%         9.99%
    2000.................         0.10%        1,276      13.458822           17,173        13.84%        11.28%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004.................         0.10%       21,882       7.255105          158,756         0.00%        21.47%
    2003.................         0.10%       22,063       5.972526          131,772         0.00%        41.62%
    2002.................         0.10%       63,481       4.217224          267,714         0.00%       -31.23%
    2001.................         0.10%       83,050       6.132002          509,263         0.00%       -29.38%
    2000.................         0.10%       49,713       8.683462          431,681         0.00%       -13.17% 05/01/00
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004.................         0.10%      110,058      26.386900        2,904,089         1.61%        36.26%
    2003.................         0.10%      189,968      19.365338        3,678,795         0.00%        37.37%
    2002.................         0.10%      346,576      14.096819        4,885,619         4.01%        -0.89%
    2001.................         0.10%      255,847      14.222851        3,638,874         5.40%         9.73%
    2000.................         0.10%       23,692      12.961511          307,084         8.01%         4.28% 09/21/00
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/SM/ Reduced Fee Tier (0.20%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004.................         0.20%       23,358      14.554224          339,958         0.00%        10.85%
    2003.................         0.20%        4,973      13.129953           65,295         0.06%        33.36%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003a ...............         0.20%          288      13.259800            3,819         0.00%        35.09%
  AIM VIF - Capital Development Fund - Series I Shares
    2004.................         0.20%          996      15.284432           15,223         0.00%        15.27%
  AIM VIF - International Growth Fund - Series I Shares
    2004.................         0.20%      126,346      11.923183        1,506,446         1.36%        19.23% 05/03/04
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004.................         0.20%       28,554      14.735953          420,770         0.92%        11.24%
    2003.................         0.20%        5,515      13.247066           73,058         0.51%        32.24%
  American Century VP - Income & Growth Fund - Class I
    2004.................         0.20%      141,218      10.849845        1,532,193         1.37%        12.77%
    2003.................         0.20%      166,512       9.621502        1,602,096         1.28%        29.09%
  American Century VP - International Fund - Class I
    2004.................         0.20%      434,052       8.415693        3,652,848         0.56%        14.69%
    2003.................         0.20%      384,244       7.337502        2,819,391         0.73%        24.26%
  American Century VP - Fund - Ultra/(R)/ Class I
    2004.................         0.20%        7,212      11.052535           79,711         0.00%        10.45%
    2003.................         0.20%        1,924      10.006426           19,252         0.00%        24.65%
  American Century VP - Value Fund - Class I
    2004.................         0.20%      321,958      15.239704        4,906,545         0.97%        14.10%
    2003.................         0.20%      190,981      13.355894        2,550,722         1.04%        28.70%
  Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
    2004.................         0.20%      401,660      15.782247        6,339,097         0.00%        25.39%
    2003.................         0.20%      276,028      12.586755        3,474,297         0.00%        29.75%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004.................         0.20%        7,744   $   8.356633   $       64,714         0.00%        17.75%
    2003.................         0.20%        7,043       7.096703           49,982         0.00%        47.36%
  Credit Suisse Trust - International Focus Portfolio
    2004.................         0.20%       10,148       9.684322           98,276         0.99%        14.51%
    2003.................         0.20%        9,647       8.456964           81,584         0.49%        32.82%
  Credit Suisse Trust - Large Cap Value Portfolio
    2004.................         0.20%       35,398      11.474634          406,179         0.58%        11.12%
    2003.................         0.20%       20,469      10.326271          211,368         0.76%        24.91%
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
    2004.................         0.20%       20,268      14.978665          303,588         0.43%        14.25%
    2003.................         0.20%        8,456      13.110902          110,866         1.02%        31.46%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004.................         0.20%      330,608      12.820499        4,238,560         0.57%        21.64%
    2003.................         0.20%       13,371      10.539624          140,925         0.27%        37.50%
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004.................         0.20%       29,340       7.311886          214,531         0.40%         6.00%
    2003.................         0.20%       15,093       6.898125          104,113         0.11%        25.75%
  Dreyfus Stock Index Fund, Inc. - Initial Shares
    2004.................         0.20%    4,920,402       9.651621       47,489,855         1.82%        10.42%
    2003.................         0.20%    3,957,858       8.740894       34,595,217         1.54%        28.11%
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    2004.................         0.20%      290,942       9.535398        2,774,248         1.67%         4.84%
    2003.................         0.20%      265,908       9.095533        2,418,575         1.18%        20.93%
  Dreyfus VIF - International Value Portfolio - Initial Shares
    2004.................         0.20%    1,014,594      15.377151       15,601,565         1.23%        19.78%
    2003.................         0.20%      611,687      12.837546        7,852,560         2.67%        36.08%
  Federated IS - Quality Bond Fund II - Primary Shares
    2004.................         0.20%    1,045,524      13.797947       14,426,085         3.92%         3.41%
    2003.................         0.20%      705,554      13.342573        9,413,906         3.30%         4.44%
  Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
    2004.................         0.20%      253,254      11.816128        2,992,482         1.39%        11.16%
    2003.................         0.20%      141,957      10.629864        1,508,984         1.66%        29.96%
  Fidelity/(R)/ VIP - Growth Portfolio - Service Class
    2004.................         0.20%    1,398,590       7.828218       10,948,467         0.16%         3.06%
    2003.................         0.20%      595,465       7.595988        4,523,145         0.18%        32.52%
  Fidelity/(R)/ VIP - High Income Portfolio - Service Class
    2004.................         0.20%      373,660      12.853699        4,802,913         8.03%         9.25%
    2003.................         0.20%       87,435      11.765514        1,028,718         6.36%        26.72%
  Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
    2004.................         0.20%      373,770      10.134523        3,787,981         0.98%        13.26%
    2003.................         0.20%      315,760       8.947944        2,825,403         0.63%        42.92%
  Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
    2004.................         0.20%      708,896      12.047726        8,540,585         0.24%        15.11%
    2003.................         0.20%      143,092      10.466376        1,497,655         0.30%        28.10%
  Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
    2004.................         0.20%       24,564       9.272138          227,761         0.48%         6.85%
    2003.................         0.20%       13,277       8.678086          115,219         0.59%        29.40%
  Fidelity/(R)/   VIP III - Value Strategies Portfolio - Service Class
    2004.................         0.20%        7,530      13.434633          101,163         0.00%        13.76%
    2003.................         0.20%          973      11.809676           11,491         0.00%        57.47%
  Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
    2004.................         0.20%       41,174      14.797053          609,254         1.11%        18.29%
    2003.................         0.20%      155,351      12.508977        1,943,282         1.96%        31.95%
  Gartmore GVIT Comstock Value Fund - Class I
    2004.................         0.20%       49,480      10.312567          510,266         1.39%        17.26%
    2003.................         0.20%        7,421       8.794319           65,263         1.34%        31.17%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
    2004.................         0.20%      458,242   $  13.871631   $    6,356,564         0.56%        15.50%
    2003.................         0.20%      280,100      12.010005        3,364,002         0.50%        34.38%
  Gartmore GVIT Emerging Markets Fund - Class I
    2004.................         0.20%       16,822      13.855548          233,078         1.04%        20.50%
    2003.................         0.20%       21,189      11.498175          243,635         0.61%        64.93%
  Gartmore GVIT Federated High Income Bond Fund - Class I
    2004.................         0.20%      810,264      14.795923       11,988,604         7.58%         9.88%
    2003.................         0.20%      777,021      13.465993       10,463,359         7.99%        22.03%
  Gartmore GVIT Global Financial Services Fund - Class I
    2004.................         0.20%        7,074      14.748909          104,334         1.37%        20.75%
    2003.................         0.20%        8,215      12.214302          100,340         1.08%        41.17%
  Gartmore GVIT Global Health Sciences Fund - Class I
    2004.................         0.20%       16,466      12.231005          201,396         0.00%         7.64%
    2003.................         0.20%        4,437      11.362461           50,415         0.00%        36.42%
  Gartmore GVIT Global Technology and Communications Fund - Class I
    2004.................         0.20%      448,724       3.166487        1,420,879         0.00%         4.10%
    2003.................         0.20%       78,739       3.041648          239,496         0.00%        54.92%
  Gartmore GVIT Global Utilities Fund - Class I
    2004.................         0.20%       21,186      13.925951          295,035         1.64%        29.71%
    2003.................         0.20%       12,612      10.736432          135,408         1.02%        23.80%
  Gartmore GVIT Government Bond Fund - Class I
    2004.................         0.20%    1,951,516      12.671201       24,728,051         5.38%         3.06%
    2003.................         0.20%    1,095,538      12.295487       13,470,173         3.25%         1.80%
  Gartmore GVIT Growth Fund - Class I
    2004.................         0.20%       47,838       7.130400          341,104         0.34%         7.94%
    2003.................         0.20%       40,423       6.605859          267,029         0.02%        32.47%
  Gartmore GVIT ID Aggressive Fund - Class II
    2004.................         0.20%        7,054      12.454537           87,854         1.85%        13.80%
    2003.................         0.20%        2,814      10.944415           30,798         1.57%        31.60%
  Gartmore GVIT ID Conservative Fund - Class II
    2004.................         0.20%        2,950      11.283226           33,286         2.49%         4.44%
    2003.................         0.20%        1,756      10.803228           18,970         2.59%         7.69%
  Gartmore GVIT ID Moderate Fund - Class II
    2004.................         0.20%       28,510      11.949051          340,667         2.21%         9.32%
    2003.................         0.20%        4,545      10.930659           49,680         2.05%        19.81%
  Gartmore GVIT ID Moderately Aggressive Fund - Class II
    2004.................         0.20%       19,906      12.260724          244,062         2.01%        11.87%
    2003.................         0.20%        5,607      10.959933           61,452         1.61%        26.39%
  Gartmore GVIT ID Moderately Conservative Fund - Class II
    2004.................         0.20%       11,104      11.679461          129,689         2.38%         6.94%
    2003.................         0.20%        3,486      10.921034           38,071         2.33%        13.47%
  Gartmore GVIT International Growth Fund - Class I
    2004.................         0.20%       12,706       7.691798           97,732         0.85%        13.97%
    2003.................         0.20%        8,703       6.749218           58,738         0.00%        35.35%
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I
    2004.................         0.20%      132,248      10.900634        1,441,587         1.94%         8.27%
    2003.................         0.20%      104,019      10.067605        1,047,222         1.76%        18.18%
  Gartmore GVIT Mid Cap Growth Fund - Class I
    2004.................         0.20%      763,680       7.982767        6,096,280         0.00%        15.11%
    2003.................         0.20%      155,794       6.935054        1,080,440         0.00%        39.85%
  Gartmore GVIT Money Market Fund - Class I
    2004.................         0.20%       30,788      10.605257          326,515         0.80%         0.61%
    2003.................         0.20%      221,572      10.540982        2,335,586         0.63%         0.42%
  Gartmore GVIT Money Market Fund: Class V
    2004.................         0.20%    8,296,360      10.138533       84,112,920         0.91%         0.69%
    2003.................         0.20%    6,564,517      10.069143       66,099,060         0.70%         0.50%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  Gartmore GVIT Nationwide/(R)/ Fund: Class I
    2004.................         0.20%      32,724    $  10.177848   $      333,060         1.30%         9.53%
    2003.................         0.20%       20,659       9.291410          191,966         0.59%        27.26%
  Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
    2004.................         0.20%        3,700      12.522767           46,334         0.48%        18.56%
    2003.................         0.20%        1,086      10.562758           11,471         0.15%        25.13%
  Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
    2003.................         0.20%        9,101      10.583982           96,325         0.04%        38.53%
  Gartmore GVIT Small Cap Growth Fund - Class I
    2004.................         0.20%      269,788      15.391720        4,152,501         0.00%        13.19%
    2003.................         0.20%      108,065      13.598245        1,469,494         0.00%        34.00%
  Gartmore GVIT Small Cap Value Fund - Class I
    2004.................         0.20%      271,422      18.334546        4,976,399         0.00%        17.06%
    2003.................         0.20%      234,794      15.661984        3,677,340         0.00%        56.54%
  Gartmore GVIT Small Company Fund - Class I
    2004.................         0.20%      346,438      14.011465        4,854,104         0.00%        18.78%
    2003.................         0.20%      126,604      11.795728        1,493,386         0.00%        40.73%
  Gartmore GVIT Turner Growth Focus Fund - Class I
    2003.................         0.20%       17,434       3.315211           57,797         0.00%        50.66%
  Gartmore GVIT U.S. Growth Leaders Fund - Class I
    2004.................         0.20%        8,230      13.993330          115,165         0.00%        12.18%
    2003.................         0.20%        5,224      12.473517           65,162         0.00%        51.83%
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
    2004.................         0.20%       13,584      13.684149          185,885         4.55%         6.32%
    2003.................         0.20%        9,884      12.870615          127,213         5.42%        11.89%
  Gartmore GVIT Worldwide Leaders Fund - Class I
    2004.................         0.20%        2,874       9.758795           28,047         0.00%        15.43%
    2003.................         0.20%        3,219       8.453981           27,213         0.00%        35.79%
  Goldman Sachs VIT - Mid Cap Value Fund
    2004.................         0.20%      907,474      15.910334       14,438,214         0.74%        25.63%
    2003.................         0.20%      528,186      12.664093        6,688,997         1.72%        28.13%
  Janus AS - Balanced Portfolio - Service Shares
    2004.................         0.20%      229,366      12.315866        2,824,841         2.45%         8.08%
    2003.................         0.20%        5,017      11.395477           57,171         2.34%        13.49%
  Janus AS - Capital Appreciation Portfolio - Service Shares
    2004.................         0.20%      233,906       7.602120        1,778,181         0.02%        17.73%
    2003.................         0.20%      262,941       6.457142        1,697,847         0.25%        19.99%
  Janus AS - Global Technology Portfolio - Service Shares
    2004.................         0.20%      173,558       3.554928          616,986         0.00%         0.37%
    2003.................         0.20%      102,131       3.541982          361,746         0.00%        46.18%
  Janus AS - International Growth Portfolio - Service Shares
    2004.................         0.20%      586,420       7.436235        4,360,757         0.85%        18.45%
    2003.................         0.20%      245,144       6.277993        1,539,012         1.02%        34.26%
  Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
    2004.................         0.20%        4,062      14.025658           56,972         0.00%        11.65%
    2003.................         0.20%        1,829      12.561832           22,976         0.00%        24.81%
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares
    2004.................         0.20%       19,660      11.312789          222,409         0.12%        15.58%
    2003.................         0.20%       30,298       9.787595          296,545         0.89%        31.50%
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
    2004.................         0.20%      470,456       8.401327        3,952,455         0.00%        16.08%
    2003.................         0.20%      274,225       7.237810        1,984,788         0.00%        27.81%
  Neuberger Berman AMT - Partners Portfolio
    2004.................         0.20%      229,766      12.443485        2,859,090         0.01%        18.74%
    2003.................         0.20%       14,991      10.479833          157,103         0.00%        34.82%
  One Group/(R)/ IT Mid Cap Growth Portfolio
    2004.................         0.20%        8,286      14.370472          119,074         0.00%        12.39%
    2003.................         0.20%        4,483      12.785745           57,318         0.00%        26.89%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
  One Group/(R)/ IT Mid Cap Value Portfolio
    2004.................         0.20%       14,900   $  15.148180   $      225,708         0.58%        15.17%
    2003.................         0.20%        7,236      13.153260           95,177         0.57%        32.49%
  Oppenheimer Aggressive Growth Fund/VA - Initial Class
    2004.................         0.20%      260,230       7.602891        1,978,500         0.00%        19.54%
    2003.................         0.20%      163,694       6.360255        1,041,136         0.00%        25.34%
  Oppenheimer Capital Appreciation Fund/VA - Initial Class
    2004.................         0.20%    1,451,308       9.169906       13,308,358         0.31%         6.72%
    2003.................         0.20%      710,846       8.592296        6,107,799         0.38%        30.68%
  Oppenheimer Global Securities Fund/VA - Initial Class
    2004.................         0.20%      342,972      11.099865        3,806,943         1.15%        18.92%
    2003.................         0.20%       78,177       9.333505          729,665         0.73%        42.73%
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
    2004.................         0.20%       86,940      10.253671          891,454         0.83%         9.24%
    2003.................         0.20%       50,314       9.386344          472,265         0.90%        26.47%
  PIMCO VIT - Low Duration Portfolio - Administrative Shares
    2004.................         0.20%    2,001,144      10.577591       21,167,283         1.29%         1.64%
    2003.................         0.20%    1,032,781      10.407346       10,748,509         1.22%         2.14%
  PIMCO VIT - Real Return Portfolio - Administrative Shares
    2004.................         0.20%      225,144      12.237557        2,755,213         1.03%         8.67%
    2003.................         0.20%       41,728      11.260965          469,898         2.35%         8.64%
  PIMCO VIT - Total Return Portfolio - Administrative Shares
    2004.................         0.20%    1,390,690      11.339186       15,769,293         1.92%         4.67%
    2003.................         0.20%      805,938      10.833078        8,730,789         2.71%         4.83%
  Pioneer High Yield VCT Portfolio - Class I Shares
    2004.................         0.20%       41,538      14.811836          615,254         5.59%         7.85%
    2003.................         0.20%       38,729      13.734162          531,910         5.84%        32.52%
  Royce Capital Fund - Royce Micro-Cap Portfolio
    2004.................         0.20%      251,888      17.101898        4,307,763         0.00%        13.62%
    2003.................         0.20%       58,726      15.052067          883,948         0.00%        48.87%
  Strong Opportunity Fund II, Inc.
    2004.................         0.20%      266,180      11.168856        2,972,926         0.00%        17.98%
    2003.................         0.20%      202,631       9.466409        1,918,188         0.08%        36.73%
  T. Rowe Price Equity Income Portfolio II
    2004.................         0.20%    1,400,944      14.465784       20,265,753         1.46%        14.39%
    2003.................         0.20%      546,267      12.646299        6,908,256         1.80%        24.92%
  T. Rowe Price Mid Cap Growth Fund II
    2004.................         0.20%      835,584      16.643864       13,907,346         0.00%        17.82%
    2003.................         0.20%      473,916      14.126799        6,694,916         0.00%        37.82%
  T. Rowe Price New America Growth Portfolio
    2004.................         0.20%      222,430      10.808909        2,404,226         0.00%         8.09% 05/03/04
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004.................         0.20%      120,164      17.902527        2,151,239         0.53%        25.64%
    2003.................         0.20%        6,811      14.249147           97,051         0.11%        53.88%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004.................         0.20%       70,582      17.381825        1,226,844         0.31%        23.98%
    2003.................         0.20%       17,418      14.048159          244,691         0.41%        44.79%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004.................         0.20%      105,242      17.341685        1,825,074         7.52%         9.84%
    2003.................         0.20%        3,595      15.787831           56,757         0.00%        27.61%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004.................         0.20%       98,272       7.221303          709,652         0.00%        21.35%
    2003.................         0.20%       70,714       5.950642          420,794         0.00%        41.48%
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004.................         0.20%       98,428      21.489618        2,115,180         1.61%        36.12%
    2003.................         0.20%       40,136      15.786980          633,626         0.00%        37.24%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                              Contract                                                 Investment
                              Expense                      Unit          Contract        Income        Total
                               Rate*         Units      Fair Value    Owners' Equity     Ratio**     Return***
                            ----------    ----------   ------------   --------------   ----------    ----------
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/SM/ Reduced Fee Tier (0.25%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ................         0.25%       98,126   $  14.537319   $    1,426,489         0.00%        10.79%
    2003 ................         0.25%        1,947      13.121262           25,547         0.06%        33.29%
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003 ................         0.25%        2,553      13.251011           33,830         0.00%        35.02%
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ................         0.25%       27,246      15.266666          415,956         0.00%        15.21%
  AIM VIF - International Growth Fund - Series I Shares
    2004 ................         0.25%       26,402      11.919243          314,692         1.36%        19.19% 05/03/04
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ................         0.25%      426,728      14.718823        6,280,934         0.92%        11.18%
    2003 ................         0.25%      278,219      13.238290        3,683,144         0.51%        32.17%
  American Century VP - Income & Growth Fund - Class I
    2004 ................         0.25%      368,640      10.827688        3,991,519         1.37%        12.71%
    2003 ................         0.25%      225,657       9.606659        2,167,810         1.28%        29.03%
    2002 ................         0.25%        1,435       7.445299           10,684         1.00%       -19.57%
  American Century VP - International Fund - Class I
    2004 ................         0.25%      923,768       8.398563        7,758,324         0.56%        14.64%
    2003 ................         0.25%      674,427       7.326221        4,941,001         0.73%        24.20%
    2002 ................         0.25%       49,356       5.898746          291,139         0.78%       -20.57%
  American Century VP - Ultra/(R)/ Fund - Class I
    2004 ................         0.25%      212,496      11.037791        2,345,486         0.00%        10.40%
    2003 ................         0.25%      138,103       9.998079        1,380,765         0.00%        24.59%
  American Century VP - Value Fund - Class I
    2004 ................         0.25%      351,012      15.208626        5,338,410         0.97%        14.05%
    2003 ................         0.25%      248,298      13.335325        3,311,135         1.04%        28.64%
    2002 ................         0.25%       90,011      10.366670          933,114         0.75%       -12.84%
  Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
    2004 ................         0.25%       84,614      15.763932        1,333,849         0.00%        25.33%
    2003 ................         0.25%       17,272      12.578424          217,255         0.00%        29.69%
  Calvert VS - Social Equity Portfolio
    2004 ................         0.25%          826      13.399142           11,068         0.08%         6.89%
  Credit Suisse Trust - Global Post-Venture Capital Portfolio
    2004 ................         0.25%       25,520       8.339563          212,826         0.00%        17.69%
    2003 ................         0.25%       30,888       7.085747          218,865         0.00%        47.29%
    2002 ................         0.25%        1,104       4.810802            5,311         0.00%       -34.32%
  Credit Suisse Trust - International Focus Portfolio
    2004 ................         0.25%       13,758       9.664537          132,965         0.99%        14.46%
    2003 ................         0.25%       17,161       8.443905          144,906         0.49%        32.76%
  Credit Suisse Trust - Large Cap Value Portfolio
    2004 ................         0.25%       16,952      11.451229          194,121         0.58%        11.07%
    2003 ................         0.25%       15,477      10.310367          159,574         0.76%        24.85%
    2002 ................         0.25%        5,253       8.258105           43,380         0.76%       -23.29%
  Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
    2004 ................         0.25%       41,246      14.961281          617,093         0.43%        14.19%
    2003 ................         0.25%          647      13.102225            8,477         1.02%        31.39%
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
    2004 ................         0.25%      376,014      12.803427        4,814,268         0.57%        21.58%
    2003 ................         0.25%      145,429      10.530847        1,531,491         0.27%        37.44%
  Dreyfus Socially Responsible Growth Fund, Inc., The
    2004 ................         0.25%      154,666       7.296964        1,128,592         0.40%         5.95%
    2003 ................         0.25%       71,544       6.887482          492,758         0.11%        25.69%
    2002 ................         0.25%          425       5.479795            2,329         0.22%       -29.12%
  Dreyfus Stock Index Fund, - Initial Inc. Shares
    2004 ................         0.25%    5,809,448       9.631920       55,956,138         1.82%        10.36%
    2003 ................         0.25%    4,843,218       8.727408       42,268,740         1.54%        28.04%
    2002 ................         0.25%      529,695       6.815999        3,610,401         1.45%       -22.56%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ........................................        0.25%    555,430  $ 9.515935  $    5,285,436        1.67%      4.78%
  2003 ........................................        0.25%    487,461    9.081512       4,426,883        1.18%     20.87%
  2002 ........................................        0.25%     48,950    7.513649         367,793        1.22%    -16.92%
Dreyfus VIF - International Value Portfolio - Initial Shares
  2004 ........................................        0.25%    481,030   15.359280       7,388,274        1.23%     19.72%
  2003 ........................................        0.25%    561,722   12.829044       7,206,356        2.67%     36.02%
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ........................................        0.25%  1,438,890   13.758938      19,797,598        3.92%      3.36%
  2003 ........................................        0.25%    204,710   13.311504       2,724,998        3.30%      4.38%
  2002 ........................................        0.25%     55,859   12.752372         712,335        3.20%      9.03%
Fidelity/(R)/  VIP - Equity-Income Portfolio - Service Class
  2004 ........................................        0.25%  1,061,120   11.792032      12,512,761        1.39%     11.10%
  2003 ........................................        0.25%    374,570   10.613484       3,975,493        1.66%     29.89%
  2002 ........................................        0.25%    244,789    8.170844       2,000,133        1.50%    -17.20%
Fidelity/(R)/  VIP - Growth Portfolio - Service Class
  2004 ........................................        0.25%  1,835,224    7.812236      14,337,203        0.16%      3.01%
  2003 ........................................        0.25%    585,819    7.584268       4,443,008        0.18%     32.45%
  2002 ........................................        0.25%     78,608    5.726150         450,121        0.14%    -30.37%
Fidelity/(R)/  VIP - High Income Portfolio - Service Class
  2004 ........................................        0.25%    593,920   12.827432       7,618,468        8.03%      9.19%
  2003 ........................................        0.25%     93,070   11.747355       1,093,326        6.36%     26.65%
  2002 ........................................        0.25%        606    9.275222           5,621        9.18%      3.36%
Fidelity/(R)/  VIP - Overseas Portfolio - Service Class
  2004 ........................................        0.25%    460,116   10.113816       4,653,529        0.98%     13.20%
  2003 ........................................        0.25%    301,169    8.934131       2,690,683        0.63%     42.85%
  2002 ........................................        0.25%      1,213    6.254343           7,587        0.64%    -20.54%
Fidelity/(R)/  VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ........................................        0.25%    970,084   12.023156      11,663,471        0.24%     15.05%
  2003 ........................................        0.25%    964,994   10.450250      10,084,429        0.30%     28.03%
  2002 ........................................        0.25%      7,198    8.162207          58,752        0.69%     -9.65%
Fidelity/(R)/  VIP III - Growth Opportunities Portfolio - Service Class
  2004 ........................................        0.25%    451,498    9.253175       4,177,790        0.48%      6.79%
  2003 ........................................        0.25%    197,613    8.664666       1,712,251        0.59%     29.34%
  2002 ........................................        0.25%        794    6.699267           5,319        0.93%    -22.11%
Fidelity/(R)/  VIP III - Value Strategies Portfolio - Service Class
  2004 ........................................        0.25%     29,960   13.416717         401,965        0.00%     13.70%
  2003 ........................................        0.25%     15,729   11.799819         185,599        0.00%     57.40%
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2004 ........................................        0.25%    173,760   14.779865       2,568,149        1.11%     18.23%
  2003 ........................................        0.25%      9,405   12.500683         117,569        1.96%     31.88%
Gartmore GVIT Comstock Value Fund - Class I
  2004 ........................................        0.25%     36,102   10.291496         371,544        1.39%     17.21%
  2003 ........................................        0.25%      3,887    8.780739          34,131        1.34%     31.11%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ........................................        0.25%    317,498   13.843332       4,395,230        0.56%     15.44%
  2003 ........................................        0.25%     70,843   11.991494         849,513        0.50%     34.31%
  2002 ........................................        0.25%      1,993    8.927901          17,793        0.45%    -15.51%
Gartmore GVIT Emerging Markets Fund - Class I
  2004 ........................................        0.25%     68,036   13.826171         940,677        1.04%     20.44%
  2003 ........................................        0.25%     14,303   11.479519         164,192        0.61%     64.85%
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 ........................................        0.25%    157,482   14.765731       2,325,337        7.58%      9.82%
  2003 ........................................        0.25%     33,606   13.445225         451,840        7.99%     21.97%
  2002 ........................................        0.25%     47,160   11.023733         519,879       10.09%      2.97%
Gartmore GVIT Global Financial Services Fund - Class I
  2004 ........................................        0.25%      8,572   14.729262         126,259        1.37%     20.69%
  2003 ........................................        0.25%        958   12.207124          11,692        1.08%     41.10%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 ........................................        0.25%     24,814  $12.214711  $      303,096        0.00%      7.59%
  2003 ........................................        0.25%      9,013   11.352997         102,325        0.00%     36.35%
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 ........................................        0.25%    674,980    3.159750       2,132,768        0.00%      4.05%
  2003 ........................................        0.25%    118,132    3.036698         358,731        0.00%     54.84%
Gartmore GVIT Global Utilities Fund - Class I
  2004 ........................................        0.25%     17,668   13.907406         245,716        1.64%     29.64%
  2003 ........................................        0.25%      1,187   10.727488          12,734        1.02%     23.74%
Gartmore GVIT Government Bond Fund - Class I
  2004 ........................................        0.25%  2,572,680   12.645377      32,532,509        5.38%      3.00%
  2003 ........................................        0.25%  1,556,780   12.276554      19,111,894        3.25%      1.75%
  2002 ........................................        0.25%  1,141,119   12.065916      13,768,646        4.66%     10.71%
Gartmore GVIT Growth Fund - Class I
  2004 ........................................        0.25%     73,454    7.115834         522,686        0.34%      7.89%
  2003 ........................................        0.25%     76,188    6.595662         502,510        0.02%     32.41%
  2002 ........................................        0.25%     49,665    4.981328         247,398        0.00%    -28.90%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ........................................        0.25%     14,712   12.436282         182,963        1.85%     13.74%
  2003 ........................................        0.25%      4,309   10.933839          47,114        1.57%     31.54%
Gartmore GVIT ID Conservative Fund - Class II
  2004 ........................................        0.25%      6,398   11.266714          72,084        2.49%      4.39%
  2003 ........................................        0.25%        929   10.792806          10,027        2.59%      7.64%
Gartmore GVIT ID Moderate Fund - Class II
  2004 ........................................        0.25%     18,974   11.931529         226,389        2.21%      9.26%
  2003 ........................................        0.25%      7,829   10.920096          85,493        2.05%     19.75%
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ........................................        0.25%     90,230   12.242773       1,104,665        2.01%     11.81%
  2003 ........................................        0.25%      3,797   10.949354          41,575        1.61%     26.33%
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ........................................        0.25%     21,136   11.662359         246,496        2.38%      6.89%
  2003 ........................................        0.25%      2,613   10.910488          28,509        2.33%     13.41%
Gartmore GVIT International Growth Fund - Class I
  2004 ........................................        0.25%     28,960    7.675467         222,282        0.85%     13.91%
  2003 ........................................        0.25%      4,806    6.738255          32,384        0.00%     35.28%
  2002 ........................................        0.25%         65    4.980814             324        0.00%    -24.29%
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 ........................................        0.25%    138,252   10.878396       1,503,960        1.94%      8.22%
  2003 ........................................        0.25%     86,171   10.052086         866,198        1.76%     18.12%
  2002 ........................................        0.25%      1,233    8.510165          10,493        2.28%    -12.53%
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 ........................................        0.25%    989,792    7.966452       7,885,130        0.00%     15.05%
  2003 ........................................        0.25%     74,105    6.924341         513,128        0.00%     39.79%
  2002 ........................................        0.25%      5,143    4.953560          25,476        0.00%    -37.17%
Gartmore GVIT Money Market Fund - Class I
  2004 ........................................        0.25%    877,048   10.583572       9,282,301        0.80%      0.56%
  2003 ........................................        0.25%  2,168,315   10.524702      22,820,869        0.63%      0.37%
  2002 ........................................        0.25%  1,395,229   10.485477      14,629,642        1.51%      0.96%
Gartmore GVIT Money Market Fund: Class V
  2004 ........................................        0.25%  9,126,608   10.127388      92,428,700        0.91%      0.64%
  2003 ........................................        0.25%  1,814,317   10.063117      18,257,684        0.70%      0.45%
  2002 ........................................        0.25%        656   10.017601           6,572        0.28%      0.18% 10/21/02
Gartmore GVIT Nationwide/(R)/ Fund: Class I
  2004 ........................................        0.25%    200,466   10.157086       2,036,150        1.30%      9.48%
  2003 ........................................        0.25%     49,376    9.277816         458,101        0.59%     27.19%
  2002 ........................................        0.25%        588    7.294217           4,289        0.95%    -17.56%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 ........................................        0.25%     13,762   12.506076         172,109        0.48%     18.50%
  2003 ........................................        0.25%      1,148   10.553942          12,116        0.15%     25.07%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
  2003 ........................................        0.25%     22,022  $10.567653   $     232,721        0.04%     38.46%
  2002 ........................................        0.25%         42    7.632212             321        0.03%    -25.55%
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 ........................................        0.25%    283,520   15.348222       4,351,528        0.00%     13.13%
  2003 ........................................        0.25%     59,176   13.566592         802,817        0.00%     33.93%
  2002 ........................................        0.25%        209   10.129586           2,117        0.00%    -33.45%
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ........................................        0.25%    557,634   18.297168      10,203,123        0.00%     17.01%
  2003 ........................................        0.25%    258,610   15.637860       4,044,107        0.00%     56.46%
  2002 ........................................        0.25%     89,722    9.994656         896,741        0.01%    -27.34%
Gartmore GVIT Small Company Fund - Class I
  2004 ........................................        0.25%    766,554   13.982897      10,718,646        0.00%     18.72%
  2003 ........................................        0.25%    492,798   11.777552       5,803,954        0.00%     40.66%
  2002 ........................................        0.25%     98,835    8.373012         827,547        0.00%    -17.54%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ........................................        0.25%     23,948    3.309832          79,264        0.00%     50.59%
Gartmore GVIT U.S. Growth Leaders Fund - Class I
  2004 ........................................        0.25%     50,246   13.974657         702,171        0.00%     12.13%
  2003 ........................................        0.25%     33,465   12.463103         417,078        0.00%     51.76%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 ........................................        0.25%     63,742   13.656231         870,475        4.55%      6.27%
  2003 ........................................        0.25%    515,327   12.850783       6,622,355        5.42%     11.84%
  2002 ........................................        0.25%     42,803   11.490701         491,836        4.49%      6.94%
Gartmore GVIT Worldwide Leaders Fund - Class I
  2004 ........................................        0.25%     34,068    9.738860         331,783        0.00%     15.38%
  2003 ........................................        0.25%     34,022    8.440937         287,178        0.00%     35.72%
  2002 ........................................        0.25%         85    6.219415             529        2.00%    -25.58%
Goldman Sachs VIT - Mid Cap Value Fund
  2004 ........................................        0.25%    315,450   15.891856       5,013,086        0.74%     25.57%
  2003 ........................................        0.25%    259,089   12.655709       3,278,955        1.72%     28.07%
Janus AS - Balanced Portfolio - Service Shares
  2004 ........................................        0.25%     53,754   12.301545         661,257        2.45%      8.02%
  2003 ........................................        0.25%     14,950   11.387925         170,249        2.34%     13.44%
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 ........................................        0.25%    956,584    7.583386       7,254,146        0.02%     17.67%
  2003 ........................................        0.25%    677,613    6.444456       4,366,847        0.25%     19.93%
  2002 ........................................        0.25%        318    5.373376           1,709        0.32%    -16.14%
Janus AS - Global Technology Portfolio - Service Shares
  2004 ........................................        0.25%    204,340    3.546168         724,624        0.00%      0.32%
  2003 ........................................        0.25%     97,833    3.535026         345,842        0.00%     46.11%
  2002 ........................................        0.25%        708    2.419456           1,713        0.00%    -41.08%
Janus AS - International Growth Portfolio - Service Shares
  2004 ........................................        0.25%    680,002    7.417926       5,044,205        0.85%     18.39%
  2003 ........................................        0.25%     92,562    6.265664         579,962        1.02%     34.20%
  2002 ........................................        0.25%        905    4.668998           4,225        0.70%    -25.94%
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 ........................................        0.25%     22,204   14.009370         311,064        0.00%     11.60%
  2003 ........................................        0.25%      3,926   12.553503          49,285        0.00%     24.75%
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 ........................................        0.25%     91,408   11.289714       1,031,970        0.12%     15.53%
  2003 ........................................        0.25%     52,239    9.772505         510,506        0.89%     31.43%
  2002 ........................................        0.25%        535    7.435383           3,978        0.75%    -26.63%
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
  2004 ........................................        0.25%    678,994    8.384158       5,692,793        0.00%     16.02%
  2003 ........................................        0.25%    284,185    7.226636       2,053,702        0.00%     27.75%
  2002 ........................................        0.25%    217,507    5.656826       1,230,399        0.00%    -29.52%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Neuberger Berman AMT - Partners Portfolio
  2004 ........................................        0.25%    191,928  $12.418080  $    2,383,377        0.01%     18.68%
  2003 ........................................        0.25%     44,110   10.463664         461,552        0.00%     34.75%
  2002 ........................................        0.25%     53,464    7.765195         415,158        0.54%    -24.33%
One Group/(R)/ IT Mid Cap Growth Portfolio
  2004 ........................................        0.25%     82,778   14.354104       1,188,204        0.00%     12.34%
  2003 ........................................        0.25%      6,068   12.777560          77,534        0.00%     26.83%
One Group/(R)/ IT Mid Cap Value Portfolio
  2004 ........................................        0.25%     22,074   15.130897         333,999        0.58%     15.11%
  2003 ........................................        0.25%      1,068   13.144807          14,039        0.57%     32.42%
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 ........................................        0.25%  1,726,784    7.587355      13,101,723        0.00%     19.48%
  2003 ........................................        0.25%    809,116    6.350438       5,138,241        0.00%     25.28%
  2002 ........................................        0.25%     11,391    5.069121          57,742        0.63%    -27.97%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 ........................................        0.25%  1,591,142    9.151191      14,560,844        0.31%      6.67%
  2003 ........................................        0.25%    503,219    8.579039       4,317,135        0.38%     30.62%
  2002 ........................................        0.25%    345,299    6.568116       2,267,964        0.57%    -27.04%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ........................................        0.25%    436,776   11.073978       4,836,848        1.15%     18.87%
  2003 ........................................        0.25%    162,279    9.316393       1,511,855        0.73%     42.66%
  2002 ........................................        0.25%    228,358    6.530337       1,491,255        0.55%    -22.33%
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 ........................................        0.25%    192,090   10.232719       1,965,603        0.83%      9.19%
  2003 ........................................        0.25%    264,755    9.371848       2,481,244        0.90%     26.40%
  2002 ........................................        0.25%      1,058    7.414306           7,844        0.75%    -19.00%
PIMCO VIT - All Asset Portfolio - Administrative Shares
  2004 ........................................        0.25%     10,938   11.208609         122,600        6.86%     12.09% 05/03/04
PIMCO VIT - Low Duration Portfolio - Administrative Shares
  2004 ........................................        0.25%    554,690   10.565271       5,860,450        1.29%      1.58%
  2003 ........................................        0.25%  1,496,037   10.400435      15,559,436        1.22%      2.09%
PIMCO VIT - Real Return Portfolio - Administrative Shares
  2004 ........................................        0.25%    309,916   12.223233       3,788,175        1.03%      8.62%
  2003 ........................................        0.25%     73,396   11.253423         825,956        2.35%      8.58%
PIMCO VIT - Total Return Portfolio - Administrative Shares
  2004 ........................................        0.25%  1,511,060   11.325918      17,114,142        1.92%      4.62%
  2003 ........................................        0.25%  1,182,357   10.825824      12,799,989        2.71%      4.78%
  2002 ........................................        0.25%        165   10.331952           1,705        0.98%      3.32% 08/30/02
Pioneer High Yield VCT Portfolio - Class I Shares
  2004 ........................................        0.25%     53,634   14.794578         793,492        5.59%      7.79%
  2003 ........................................        0.25%    379,007   13.725038       5,201,885        5.84%     32.45%
  2002 ........................................        0.25%        162   10.362072           1,679        1.76%      3.62% 09/30/02
Royce Capital Fund - Royce Micro-Cap Portfolio
  2004 ........................................        0.25%    271,392   17.082044       4,635,930        0.00%     13.56%
  2003 ........................................        0.25%     85,061   15.042113       1,279,497        0.00%     48.79%
Strong Opportunity Fund II, Inc.
  2004 ........................................        0.25%    469,872   11.142802       5,235,691        0.00%     17.93%
  2003 ........................................        0.25%    169,629    9.449055       1,602,834        0.08%     36.66%
  2002 ........................................        0.25%    182,111    6.914071       1,259,128        0.50%    -27.00%
T. Rowe Price Equity Income Portfolio II
  2004 ........................................        0.25%    366,698   14.448971       5,298,409        1.46%     14.33%
  2003 ........................................        0.25%    167,637   12.637920       2,118,583        1.80%     24.86%
T. Rowe Price Mid Cap Growth Fund II
  2004 ........................................        0.25%    179,746   16.624542       2,988,195        0.00%     17.76%
  2003 ........................................        0.25%    279,141   14.117448       3,940,759        0.00%     37.75%
T. Rowe Price New America Growth Portfolio
  2004 ........................................        0.25%        560   10.805340           6,051        0.00%      8.05% 05/03/04

                                                                     (Continued)
                                       74

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004 ......................................        0.25%    212,994  $17.865954  $    3,805,341        0.53%     25.58%
    2003 ......................................        0.25%     38,302   14.227140         544,928        0.11%     53.80%
    2002 ......................................        0.25%        399    9.250254           3,691        0.21%     -3.14%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004 ......................................        0.25%     31,156   17.346378         540,444        0.31%     23.92%
    2003 ......................................        0.25%     12,374   14.026509         173,564        0.41%     44.72%
    2002 ......................................        0.25%        497    9.692423           4,817        0.75%     -3.08%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004 ......................................        0.25%     37,344   17.306300         646,286        7.52%      9.79%
    2003 ......................................        0.25%     68,138   15.763497       1,074,093        0.00%     27.55%
    2002 ......................................        0.25%         83   12.359143           1,026        8.74%      8.95%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004 ......................................        0.25%    137,920    7.204463         993,640        0.00%     21.29%
    2003 ......................................        0.25%     74,914    5.939719         444,968        0.00%     41.41%
    2002 ......................................        0.25%        354    4.200344           1,487        0.00%    -31.33%
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004 ......................................        0.25%    352,704   21.445777       7,564,011        1.61%     36.05%
    2003 ......................................        0.25%    151,526   15.762653       2,388,452        0.00%     37.17%
    2002 ......................................        0.25%        770   11.491482           8,848        4.01%     -1.03%
The BEST of AMERICA/(R)/ Corporate Variable Universal Life Series/(SM)/ Reduced Fee Tier (0.40%)
  AIM VIF - Basic Value Fund - Series I Shares
    2004 ......................................        0.40%     73,606   14.486704       1,066,308        0.00%     10.63%
    2003 ......................................        0.40%     82,900   13.095200       1,085,592        0.06%     33.09%
    2002 ......................................        0.40%     39,881    9.839124         392,394        0.00%     -1.61% 09/03/02
  AIM VIF - Capital Appreciation Fund - Series I Shares
    2003 ......................................        0.40%     13,547   13.224712         179,155        0.00%     34.82%
    2002 ......................................        0.40%         24    9.809368             235        0.00%     -1.91% 09/03/02
  AIM VIF - Capital Development Fund - Series I Shares
    2004 ......................................        0.40%     59,864   15.213529         910,743        0.00%     15.04%
  AIM VIF - International Growth Fund - Series I Shares
    2004                                               0.40%    152,296   11.907437       1,813,455        1.36%     19.07% 05/03/04
  Alliance VPSF - Alliance Bernstein Growth & Income Portfolio - Class A
    2004 ......................................        0.40%    309,918   14.667608       4,545,756        0.92%     11.02%
    2003 ......................................        0.40%    246,983   13.212012       3,263,142        0.51%     31.97%
    2002 ......................................        0.40%      5,432   10.011053          54,380        0.00%      0.11% 09/03/02
  American Century VP - Income & Growth Fund - Class I
    2004 ......................................        0.40%    177,026   12.115153       2,144,697        1.37%     12.54%
    2003 ......................................        0.40%    350,297   10.765053       3,770,966        1.28%     28.84%
    2002 ......................................        0.40%  2,529,796    8.355578      21,137,908        1.00%    -19.69%
    2001 ......................................        0.40%  1,861,201   10.404509      19,364,883        0.85%     -8.72%
    2000 ......................................        0.40%    763,555   11.398555       8,703,424        0.48%    -10.97%
  American Century VP - International Fund - Class I
    2004 ......................................        0.40%  1,074,540   10.500552      11,283,263        0.56%     14.47%
    2003 ......................................        0.40%  2,984,336    9.173579      27,377,042        0.73%     24.01%
    2002 ......................................        0.40%  2,893,353    7.397247      21,402,847        0.78%    -20.69%
    2001 ......................................        0.40%  1,918,932    9.326990      17,897,860        0.08%    -29.46%
    2000 ......................................        0.40%  1,191,245   13.221985      15,750,624        0.10%    -17.16%
  American Century VP - Fund - Ultra/(R)/ Class I
    2004 ......................................        0.40%    102,910   10.993709       1,131,363        0.00%     10.23%
    2003 ......................................        0.40%     79,186    9.973091         789,729        0.00%     24.40%
    2002 ......................................        0.40%      4,655    8.016962          37,319        0.66%    -19.83% 05/01/02
  American Century VP - Value Fund - Class I
    2004 ......................................        0.40%    572,678   15.582659       8,923,846        0.97%     13.88%
    2003 ......................................        0.40%    835,035   13.683795      11,426,448        1.04%     28.44%
    2002 ......................................        0.40%    872,044   10.653510       9,290,329        0.75%    -12.97%
    2001 ......................................        0.40%    428,754   12.241061       5,248,404        0.60%     12.37%
    2000 ......................................        0.40%    111,911   10.893612       1,219,115        0.62%     17.67%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Baron Capital Funds Trust - Baron Capital Asset Fund: Insurance Shares
  2004 ........................................        0.40%    171,058  $15.709055$      2,687,160        0.00%     25.14%
  2003 ........................................        0.40%    107,132   12.553439       1,344,875        0.00%     29.49%
  2002 ........................................        0.40%      7,134    9.694252          69,159        0.00%     -3.06% 09/03/02
Calvert VS - Social Equity Portfolio
  2004 ........................................        0.40%      6,064   13.352495          80,970        0.08%      6.73%
  2003 ........................................        0.40%      1,076   12.510533          13,461        0.01%     21.69%
Credit Suisse Trust - Global Post-Venture Capital Portfolio
  2002 ........................................        0.40%     27,170    5.555805         150,951        0.00%    -34.42%
  2001 ........................................        0.40%     25,001    8.471776         211,803        0.00%    -28.92%
  2000 ........................................        0.40%    106,896   11.411760       1,219,871        0.00%    -19.26%
Credit Suisse Trust - International Focus Portfolio
  2002 ........................................        0.40%     32,357    6.196425         200,498        0.00%    -20.22%
  2001 ........................................        0.40%     39,874    7.767318         309,714        0.00%    -22.59%
  2000 ........................................        0.40%     48,933   10.033586         490,973        0.55%    -26.19%
Credit Suisse Trust - Large Cap Value Portfolio
  2003 ........................................        0.40%     17,547   10.955988         192,245        0.76%     24.66%
  2002 ........................................        0.40%     45,124    8.788383         396,567        0.76%    -23.40%
  2001 ........................................        0.40%    140,668   11.473418       1,613,943        0.00%      0.54%
  2000 ........................................        0.40%     10,994   11.918959         131,037        2.02%      8.48%
Dreyfus IP - European Equity Portfolio
  2001 ........................................        0.40%     30,039    9.025727         271,124        0.79%    -28.42%
  2000 ........................................        0.40%      8,448   12.608842         106,519        0.38%     -2.39%
Dreyfus IP - Mid Cap Stock Portfolio - Service Shares
  2004 ........................................        0.40%     25,166   14.909204         375,205        0.43%     14.02%
  2003 ........................................        0.40%     58,097   13.076217         759,689        1.02%     31.20%
  2002 ........................................        0.40%      2,842    9.966854          28,326        0.60%     -0.33% 09/03/02
Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
  2004 ........................................        0.40%    164,998   12.752292       2,104,103        0.57%     21.40%
  2003 ........................................        0.40%     61,690   10.504526         648,024        0.27%     37.23%
  2002 ........................................        0.40%      5,221    7.654697          39,965        0.29%    -23.45% 05/01/02
Dreyfus Socially Responsible Growth Fund, Inc., The
  2004 ........................................        0.40%     21,434    9.270823         198,711        0.40%      5.79%
  2003 ........................................        0.40%    114,903    8.763701       1,006,976        0.11%     25.50%
  2002 ........................................        0.40%    368,609    6.983004       2,573,998        0.22%    -29.23%
  2001 ........................................        0.40%    556,416    9.867078       5,490,200        0.08%    -22.89%
  2000 ........................................        0.40%    136,511   12.795380       1,746,710        1.06%    -11.39%
Dreyfus Stock Index Fund, Inc. - Initial Shares
  2004 ........................................        0.40%  6,072,526   11.408542      69,278,668        1.82%     10.20%
  2003 ........................................        0.40%  9,284,780   10.352696      96,122,505        1.54%     27.85%
  2002 ........................................        0.40% 14,027,919    8.097446     113,590,317        1.45%    -22.67%
  2001 ........................................        0.40% 10,538,036   10.471621     110,350,319        1.14%    -12.53%
  2000 ........................................        0.40%  7,299,831   11.972080      87,394,161        1.01%     -9.64%
Dreyfus VIF - Appreciation Portfolio - Initial Shares
  2004 ........................................        0.40%    504,718   11.458946       5,783,536        1.67%      4.63%
  2003 ........................................        0.40%    830,526   10.952239       9,096,119        1.18%     20.69%
  2002 ........................................        0.40%  1,866,807    9.074997      16,941,268        1.22%    -17.05%
  2001 ........................................        0.40%  1,760,221   10.939900      19,256,642        0.90%     -9.67%
  2000 ........................................        0.40%  1,368,457   12.111451      16,574,000        0.82%     -1.05%
Dreyfus VIF - International Value Portfolio - Initial Shares
  2004 ........................................        0.40%    507,212   15.305834       7,763,303        1.23%     19.54%
  2003 ........................................        0.40%    146,661   12.803571       1,877,785        2.67%     35.81%
  2002 ........................................        0.40%      7,620    9.427437          71,837        0.37%     -5.73% 09/03/02
Federated IS - Quality Bond Fund II - Primary Shares
  2004 ........................................        0.40%  1,333,708   13.642560      18,195,191        3.92%      3.21%
  2003 ........................................        0.40%  2,418,929   13.218733      31,975,177        3.30%      4.23%
  2002 ........................................        0.40%  2,571,167   12.682507      32,608,843        3.20%      8.87%
  2001 ........................................        0.40%  1,654,009   11.649181      19,267,850        2.92%      7.58%
  2000 ........................................        0.40%    607,272   10.828312       6,575,731        0.89%     10.01%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
  2004 ........................................        0.40%  1,784,684  $12.717880  $   22,697,397        1.39%     10.94%
  2003 ........................................        0.40%  2,509,045   11.463982      28,763,647        1.66%     29.70%
  2002 ........................................        0.40%  2,559,502    8.838834      22,623,013        1.50%    -17.33%
  2001 ........................................        0.40%  1,857,873   10.691577      19,863,592        1.13%     -5.47%
  2000 ........................................        0.40%    351,542   11.310203       3,976,011        1.23%      7.87%
Fidelity/(R)/ VIP - Growth Portfolio - Service Class
  2004 ........................................        0.40%  1,600,358   11.308717      18,097,996        0.16%      2.85%
  2003 ........................................        0.40%  2,979,457   10.995198      32,759,720        0.18%     32.25%
  2002 ........................................        0.40%  3,005,019    8.313850      24,983,277        0.14%    -30.48%
  2001 ........................................        0.40%  2,428,287   11.958538      29,038,762        0.00%    -18.06%
  2000 ........................................        0.40%  2,131,137   14.593603      31,100,967        0.07%    -11.42%
Fidelity/(R)/ VIP - High Income Portfolio - Service Class
  2004 ........................................        0.40%    217,058    9.328110       2,024,741        8.03%      9.03%
  2003 ........................................        0.40%    504,057    8.555502       4,312,461        6.36%     26.46%
  2002 ........................................        0.40%    774,551    6.765203       5,239,995        9.18%      3.20%
  2001 ........................................        0.40%    638,130    6.555148       4,183,037       13.22%    -12.25%
  2000 ........................................        0.40%    441,041    7.470194       3,294,662        6.11%     -22.92%
Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
  2004 ........................................        0.40%    912,684   10.896942       9,945,465        0.98%      13.03%
  2003 ........................................        0.40%    746,827    9.640353       7,199,676        0.63%      42.63%
  2002 ........................................        0.40%  1,627,578    6.758846      11,000,549        0.64%     -20.66%
  2001 ........................................        0.40%  1,216,927    8.518959      10,366,951        5.46%     -21.59%
  2000 ........................................        0.40%  1,216,616   10.864367      13,217,763        1.16%     -19.47%
Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
  2004 ........................................        0.40%  1,506,264   15.064815      22,691,589        0.24%     14.88%
  2003 ........................................        0.40%  1,901,875   13.113640      24,940,504        0.30%     27.84%
  2002 ........................................        0.40%  1,492,216   10.257824      15,306,889        0.69%     -9.79%
  2001 ........................................        0.40%  1,079,652   11.370566      12,276,254        0.61%    -12.71%
  2000 ........................................        0.40%    671,658   13.026647       8,749,452        0.26%     -7.09%
Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
  2004 ........................................        0.40%     20,800    8.787333         182,777        0.48%      6.63%
  2003 ........................................        0.40%    259,028    8.240791       2,134,596        0.59%     29.14%
  2002 ........................................        0.40%    402,649    6.381088       2,569,339        0.93%    -22.23%
  2001 ........................................        0.40%    504,352    8.204875       4,138,145        0.23%    -14.78%
  2000 ........................................        0.40%    397,095    9.628054       3,823,252        1.03%    -17.51%
Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
  2004 ........................................        0.40%     64,044   13.363171         855,831        0.00%     13.53%
  2003 ........................................        0.40%     59,064   11.770364         695,205        0.00%     57.16%
  2002 ........................................        0.40%        953    7.489405           7,137        0.00%    -25.11% 05/01/02
Franklin Templeton VIP - Templeton Foreign Securities Fund - Class 2
  2004 ........................................        0.40%    397,492   14.728417        5,854,428       1.11%     18.06%
  2003 ........................................        0.40%    300,494   12.475864        3,748,922       1.96%     31.68%
  2002 ........................................        0.40%     14,717    9.474024          139,429       0.00%     -5.26% 09/03/02
Gartmore GVIT Comstock Value Fund - Class I
  2004 ........................................        0.40%     28,772   11.110531         319,672        1.39%     17.03%
  2003 ........................................        0.40%     50,453    9.493770         478,989        1.34%     30.91%
  2002 ........................................        0.40%    254,670    7.252185       1,846,914        1.34%    -25.44%
  2001 ........................................        0.40%    115,152    9.726929       1,120,075        1.63%    -12.51%
  2000 ........................................        0.40%     29,855   11.117142         331,902        1.02%    -10.98%
Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
  2004 ........................................        0.40%  1,048,696   17.400194      18,247,514        0.56%     15.27%
  2003 ........................................        0.40%  1,017,996   15.095175      15,366,828        0.50%     34.11%
  2002 ........................................        0.40%    922,042   11.255500      10,378,044        0.45%    -15.64%
  2001 ........................................        0.40%    321,337   13.342471       4,287,430        0.55%     -1.70%
  2000 ........................................        0.40%     38,007   13.573326         515,881        0.66%     14.75%
Gartmore GVIT Emerging Markets Fund - Class I
  2004 ........................................        0.40%    182,748   13.738334       2,510,653        1.04%     20.26%
  2003 ........................................        0.40%    183,203   11.423706       2,092,857        0.61%     64.60%
  2002 ........................................        0.40%     10,388    6.940105          72,094        0.23%    -15.57%
  2001 ........................................        0.40%      2,423    8.219735          19,916        0.24%     -5.56%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT Federated High Income Bond Fund - Class I
  2004 ........................................        0.40%    329,516  $13.448117  $    4,431,370        7.58%      9.66%
  2003 ........................................        0.40%    767,382   12.263819       9,411,034        7.99%     21.78%
  2002 ........................................        0.40%    555,227   10.070195       5,591,244       10.09%      2.81%
  2001 ........................................        0.40%    410,468    9.794650       4,020,390       11.31%      3.80%
  2000 ........................................        0.40%    224,564    9.436226       2,119,037        9.51%     -8.64%
Gartmore GVIT Global Financial Services Fund - Class I
  2004 ........................................        0.40%     59,974   14.670465         879,846        1.37%     20.51%
  2003 ........................................        0.40%     44,687   12.173639         544,003        1.08%     40.89%
Gartmore GVIT Global Health Sciences Fund - Class I
  2004 ........................................        0.40%     57,244   12.165918         696,426        0.00%      7.43%
  2003 ........................................        0.40%     52,928   11.324625         599,390        0.00%     36.15%
  2002 ........................................        0.40%        292    8.317804           2,429        0.00%    -16.82% 05/01/02
Gartmore GVIT Global Technology and Communications Fund - Class I
  2004 ........................................        0.40%    481,400    3.139672       1,511,438        0.00%      3.90%
  2003 ........................................        0.40%    573,189    3.021924       1,732,134        0.00%     54.61%
  2002 ........................................        0.40%     46,574    1.954523          91,030        0.67%    -43.01%
  2001 ........................................        0.40%     29,402    3.429593         100,837        0.00%    -42.95%
Gartmore GVIT Global Utilities Fund - Class I
  2004 ........................................        0.40%     15,120   13.851870         209,440        1.64%     29.45%
  2003 ........................................        0.40%     13,251   10.700667         141,795        1.02%     23.56%
  2002 ........................................        0.40%      2,326    8.660608          20,145        0.61%    -13.39% 05/01/02
Gartmore GVIT Government Bond Fund - Class I
  2004 ........................................        0.40%  2,350,974   14.345081      33,724,912        5.38%      2.85%
  2003 ........................................        0.40%  5,633,215   13.947593      78,569,790        3.25%      1.59%
  2002 ........................................        0.40%  9,515,935   13.728864     130,642,977        4.66%     10.54%
  2001 ........................................        0.40%  6,811,337   12.419760      84,595,171        5.61%      6.82%
  2000 ........................................        0.40%  3,170,399   11.626380      36,860,264        6.29%     12.09%
Gartmore GVIT Growth Fund - Class I
  2004 ........................................        0.40%     16,686    6.155504         102,711        0.34%      7.72%
  2003 ........................................        0.40%     76,097    5.714099         434,826        0.02%     32.21%
  2002 ........................................        0.40%    174,753    4.322008         755,284        0.00%    -29.01%
  2001 ........................................        0.40%    192,191    6.087822       1,170,025        0.00%    -28.42%
  2000 ........................................        0.40%    178,360    8.505270       1,517,000        0.19%    -26.82%
Gartmore GVIT ID Aggressive Fund - Class II
  2004 ........................................        0.40%     63,674   12.381734         788,395        1.85%     13.57%
  2003 ........................................        0.40%     19,629   10.902206         213,999        1.57%     31.34%
  2002 ........................................        0.40%      4,346    8.300685          36,075        0.86%    -16.99% 01/25/02
Gartmore GVIT ID Conservative Fund - Class II
  2004 ........................................        0.40%     95,536   11.217265       1,071,653        2.49%      4.23%
  2003 ........................................        0.40%     12,703   10.761565         136,704        2.59%      7.48%
  2002 ........................................        0.40%      6,694   10.013037          67,027        2.18%      0.13% 01/25/02
Gartmore GVIT ID Moderate Fund - Class II
  2004 ........................................        0.40%    264,480   11.879208       3,141,813        2.21%      9.10%
  2003 ........................................        0.40%     37,624   10.888513         409,669        2.05%     19.57%
  2002 ........................................        0.40%      9,222    9.106228          83,978        1.66%     -8.94% 01/25/02
Gartmore GVIT ID Moderately Aggressive Fund - Class II
  2004 ........................................        0.40%    142,944   12.189084       1,742,356        2.01%     11.65%
  2003 ........................................        0.40%     56,878   10.917690         620,976        1.61%     26.14%
  2002 ........................................        0.40%     14,555    8.655338         125,978        1.05%    -13.45% 01/25/02
Gartmore GVIT ID Moderately Conservative Fund - Class II
  2004 ........................................        0.40%    210,474   11.611205       2,443,857        2.38%      6.73%
  2003 ........................................        0.40%     13,568   10.878938         147,605        2.33%     13.24%
  2002 ........................................        0.40%      4,849    9.606563          46,582        1.99%     -3.93% 01/25/02
Gartmore GVIT International Growth Fund - Class I
  2004 ........................................        0.40%     25,428    7.626680         193,931        0.85%     13.74%
  2003 ........................................        0.40%     52,743    6.705480         353,667        0.00%     35.08%
  2002 ........................................        0.40%     40,096    4.964024         199,038        0.00%    -24.41%
  2001 ........................................        0.40%     10,028    6.566849          65,852        0.26%    -28.94%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT- 4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT J.P. Morgan Balanced Fund - Class I
  2004 ........................................        0.40%    241,606  $10.658428  $    2,575,140        1.94%      8.06%
  2003 ........................................        0.40%    533,567    9.863609       5,262,896        1.76%     17.94%
  2002 ........................................        0.40%    943,228    8.363123       7,888,332        2.28%    -12.66%
  2001 ........................................        0.40%    351,646    9.575644       3,367,237        2.54%     -4.06%
  2000 ........................................        0.40%    117,858    9.980967       1,176,337        3.36%     -0.75%
Gartmore GVIT Mid Cap Growth Fund - Class I
  2004 ........................................        0.40%    114,718   11.394076       1,307,106        0.00%     14.88%
  2003 ........................................        0.40%    335,334    9.918443       3,325,991        0.00%     39.58%
  2002 ........................................        0.40%  1,062,592    7.106122       7,550,908        0.00%    -37.27%
  2001 ........................................        0.40%    916,433   11.327538      10,380,930        0.00%    -30.59%
  2000 ........................................        0.40%    647,094   16.319202      10,560,058        0.00%    -15.72%
Gartmore GVIT Money Market Fund - Class I
  2004 ........................................        0.40%    165,086   11.913109       1,966,688        0.80%      0.41%
  2003 ........................................        0.40%    541,898   11.864684       6,429,449        0.63%      0.22%
  2002 ........................................        0.40%  4,829,326   11.838269      57,170,860        1.51%      0.81%
  2001 ........................................        0.40% 16,843,508   11.743544     197,802,477        3.18%      3.19%
  2000 ........................................        0.40%  5,646,634   11.380873      64,263,624        5.56%      5.60%
Gartmore GVIT Money Market Fund: Class V
  2004 ........................................        0.40%  7,815,054   10.093995      78,885,116        0.91%      0.49%
  2003 ........................................        0.40% 11,999,723   10.045042     120,537,722        0.70%      0.30%
  2002 ........................................        0.40% 15,116,078   10.014669     151,382,518        0.28%      0.15% 10/21/02
Gartmore GVIT Nationwide/(R)/ Fund: Class I
  2004 ........................................        0.40%    119,314   10.573030       1,261,511        1.30%      9.31%
  2003 ........................................        0.40%    331,958    9.672247       3,210,780        0.59%     27.00%
  2002 ........................................        0.40%    368,763    7.615719       2,808,395        0.95%    -17.68%
  2001 ........................................        0.40%    358,546    9.251754       3,317,179        0.88%    -12.17%
  2000 ........................................        0.40%    212,989   10.534111       2,243,650        0.68%     -2.51%
Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
  2004 ........................................        0.40%        996   12.456136          12,406        0.48%     18.32%
  2003 ........................................        0.40%      2,091   10.527571          22,013        0.15%     24.88%
Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
  2003 ........................................        0.40%     19,292    9.311693         179,641        0.04%     38.25%
  2002 ........................................        0.40%     30,787    6.735208         207,357        0.03%    -25.66%
  2001 ........................................        0.40%     37,680    9.059635         341,367        0.53%     -3.64%
  2000 ........................................        0.40%      2,481    9.402302          23,327        1.11%      7.18%
Gartmore GVIT Small Cap Growth Fund - Class I
  2004 ........................................        0.40%    302,750   15.218321       4,607,347        0.00%     12.96%
  2003 ........................................        0.40%    315,046   13.471955       4,244,286        0.00%     33.73%
  2002 ........................................        0.40%    312,346   10.074004       3,146,575        0.00%    -33.55%
  2001 ........................................        0.40%    162,269   15.161271       2,460,204        0.00%    -11.20%
  2000 ........................................        0.40%     59,757   17.072794       1,020,219        0.00%    -16.50%
Gartmore GVIT Small Cap Value Fund - Class I
  2004 ........................................        0.40%  1,039,852   20.471824      21,287,667        0.00%     16.83%
  2003 ........................................        0.40%  1,315,269   17.522719      23,047,089        0.00%     56.23%
  2002 ........................................        0.40%  1,401,972   11.216089      15,724,643        0.01%    -27.45%
  2001 ........................................        0.40%    594,303   15.460620       9,188,293        0.04%     27.76%
  2000 ........................................        0.40%    152,675   12.101060       1,847,529        0.00%     10.76%
Gartmore GVIT Small Company Fund - Class I
  2004 ........................................        0.40%  1,815,822   17.951460      32,596,656        0.00%     18.55%
  2003 ........................................        0.40%  2,515,752   15.142892      38,095,761        0.00%     40.45%
  2002 ........................................        0.40%  2,331,936   10.781666      25,142,155        0.00%    -17.66%
  2001 ........................................        0.40%  1,522,194   13.093906      19,931,465        0.13%     -7.08%
  2000 ........................................        0.40%    493,035   14.091380       6,947,544        0.02%      8.47%
Gartmore GVIT Turner Growth Focus Fund - Class I
  2003 ........................................        0.40%     48,390    3.293722         159,383        0.00%     50.36%
  2002 ........................................        0.40%      6,098    2.190553          13,358        0.00%    -43.09%
  2001 ........................................        0.40%      2,944    3.848878          11,331        0.00%    -39.27%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Gartmore GVIT U.S. Growth Leaders Fund - Class I
  2004 ........................................        0.40%      3,866  $13.918876  $       53,810        0.00%     11.96%
  2003 ........................................        0.40%     28,684   12.431976         356,599        0.00%     51.53%
Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
  2004 ........................................        0.40%    307,698   13.963330       4,296,489        4.55%      6.11%
  2003 ........................................        0.40%    469,752   13.159481       6,181,693        5.42%     11.67%
  2002 ........................................        0.40%    775,887   11.784392       9,143,357        4.49%      6.78%
  2001 ........................................        0.40%  1,739,536   11.036224      19,197,909        6.01%      3.77%
  2000 ........................................        0.40%  1,055,243   10.635225      11,222,747        6.99%      5.23%
Gartmore GVIT Worldwide Leaders Fund - Class I
  2004 ........................................        0.40%      1,704   10.407118          17,734        0.00%     15.20%
  2003 ........................................        0.40%     30,673    9.033664         277,090        0.00%     35.52%
  2002 ........................................        0.40%     82,915    6.666122         552,722        2.00%    -25.69%
  2001 ........................................        0.40%  1,549,764    8.970354      13,901,932        1.84%    -19.14%
  2000 ........................................        0.40%    942,496   11.093053      10,455,158        0.94%    -12.67%
Goldman Sachs VIT - Mid Cap Value Fund
  2004 ........................................        0.40%  1,046,542   15.836525      16,573,589        0.74%     25.38%
  2003 ........................................        0.40%    599,528   12.630569       7,572,380        1.72%     27.88%
  2002 ........................................        0.40%      7,368    9.877029          72,774        0.27%     -1.23% 09/03/02
Janus AS - Balanced Portfolio - Service Shares
  2004 ........................................        0.40%    285,628   12.258707       3,501,430        2.45%      7.86%
  2003 ........................................        0.40%    360,530   11.365300       4,097,532        2.34%     13.27%
  2002 ........................................        0.40%        977   10.033996           9,803        2.14%      0.34% 09/03/02
Janus AS - Capital Appreciation Portfolio - Service Shares
  2004 ........................................        0.40%    878,196    7.527514       6,610,633        0.02%     17.50%
  2003 ........................................        0.40%  1,755,706    6.406568      11,248,050        0.25%     19.75%
  2002 ........................................        0.40%  1,902,427    5.349794      10,177,593        0.32%    -16.26%
  2001 ........................................        0.40%  1,517,392    6.388873       9,694,425        1.01%    -22.14%
  2000 ........................................        0.40%    535,891    8.205940       4,397,489        1.22%    -17.94% 01/27/00
Janus AS - Global Technology Portfolio - Service Shares
  2004 ........................................        0.40%    183,526    3.520024         646,016        0.00%      0.16%
  2003 ........................................        0.40%    524,317    3.514240       1,842,576        0.00%     45.89%
  2002 ........................................        0.40%    783,206    2.408830       1,886,610        0.00%    -41.17%
  2001 ........................................        0.40%    677,164    4.094407       2,772,585        0.63%    -37.57%
  2000 ........................................        0.40%    343,351    6.558143       2,251,745        1.20%    -34.42% 01/27/00
Janus AS - International Growth Portfolio - Service Shares
  2004 ........................................        0.40%  1,087,636    7.363272       8,008,560        0.85%     18.21%
  2003 ........................................        0.40%  2,277,464    6.228826      14,185,927        1.02%     34.00%
  2002 ........................................        0.40%  3,375,569    4.648509      15,691,363        0.70%    -26.05%
  2001 ........................................        0.40%  2,212,967    6.286392      13,911,578        0.81%    -23.74%
  2000 ........................................        0.40%    383,403    8.243024       3,160,400        5.19%    -17.57% 01/27/00
Neuberger Berman AMT - Fasciano Portfolio - S Class Shares
  2004 ........................................        0.40%     44,406   13.960609         619,935        0.00%     11.43%
  2003 ........................................        0.40%     35,320   12.528578         442,509        0.00%     24.56%
  2002 ........................................        0.40%      3,552   10.057930          35,726        0.00%      0.58% 09/03/02
Neuberger Berman AMT - Guardian Portfolio - I Class Shares
  2004 ........................................        0.40%    290,396   11.715274       3,402,069        0.12%     15.35%
  2003 ........................................        0.40%    406,038   10.156098       4,123,762        0.89%     31.24%
  2002 ........................................        0.40%  1,042,854    7.738827       8,070,467        0.75%    -26.74%
  2001 ........................................        0.40%    270,845   10.563782       2,861,148        0.29%     -1.90%
  2000 ........................................        0.40%     86,066   10.768698         926,819        0.40%      0.73%
Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
  2004 ........................................        0.40%    322,438   12.456893       4,016,576        0.00%     15.84%
  2003 ........................................        0.40%    895,379   10.753194       9,628,184        0.00%     27.56%
  2002 ........................................        0.40%  1,801,971    8.429938      15,190,504        0.00%    -29.62%
  2001 ........................................        0.40%  1,272,440   11.978031      15,241,326        0.00%    -24.95%
  2000 ........................................        0.40%    827,220   15.959556      13,202,064        0.00%     -7.83%

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
Neuberger Berman AMT - Partners Portfolio
  2004 ........................................        0.40%    244,546  $11.676716  $    2,855,494        0.01%     18.50%
  2003 ........................................        0.40%    271,980    9.853739       2,680,020        0.00%     34.55%
  2002 ........................................        0.40%    341,601    7.323519       2,501,721        0.54%    -24.45%
  2001 ........................................        0.40%    322,706    9.693032       3,128,000        0.33%     -3.22%
  2000 ........................................        0.40%    241,651   10.015242       2,420,193        0.65%      0.03%
One Group/(R)/ IT Mid Cap Growth Portfolio
  2004 ........................................        0.40%     99,214   14.304998       1,419,256        0.00%     12.17%
  2003 ........................................        0.40%    208,667   12.752960       2,661,122        0.00%     26.64%
  2002 ........................................        0.40%     19,940   10.070202         200,800        0.00%      0.70% 09/18/02
One Group/(R)/ IT Mid Cap Value Portfolio
  2004 ........................................        0.40%     35,252   15.079159         531,571        0.58%     14.94%
  2003 ........................................        0.40%     30,988   13.119525         406,548        0.57%     32.22%
  2002 ........................................        0.40%     39,000    9.922131         386,963        0.00%     -0.78% 09/18/02
Oppenheimer Aggressive Growth Fund/VA - Initial Class
  2004 ........................................        0.40%    916,804   11.505640      10,548,417        0.00%     19.30%
  2003 ........................................        0.40%  1,747,033    9.644393      16,849,073        0.00%     25.09%
  2002 ........................................        0.40%  2,442,509    7.709999      18,831,742        0.63%    -28.08%
  2001 ........................................        0.40%  2,155,828   10.720152      23,110,804        0.86%    -31.54%
  2000 ........................................        0.40%  1,068,591   15.659821      16,733,944        0.00%    -11.59%
Oppenheimer Capital Appreciation Fund/VA - Initial Class
  2004 ........................................        0.40%  4,419,620   13.168552      58,199,996        0.31%      6.51%
  2003 ........................................        0.40%  4,490,131   12.363752      55,514,866        0.38%     30.42%
  2002 ........................................        0.40%  3,582,220    9.479881      33,959,019        0.57%    -27.15%
  2001 ........................................        0.40%  2,694,063   13.013036      35,057,939        0.59%    -12.93%
  2000 ........................................        0.40%    911,021   14.945030      13,615,236        0.09%     -0.63%
Oppenheimer Global Securities Fund/VA - Initial Class
  2004 ........................................        0.40%  1,770,284   10.996730      19,467,335        1.15%     18.69%
  2003 ........................................        0.40%  1,588,406    9.265284      14,717,033        0.73%     42.45%
  2002 ........................................        0.40%  1,442,545    6.504237       9,382,655        0.55%    -22.45%
  2001 ........................................        0.40%    813,325    8.386697       6,821,110        0.39%    -12.39%
  2000 ........................................        0.40%     43,440    9.572769         415,841        0.00%     -4.27% 05/01/00
Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
  2004 ........................................        0.40%    606,518    9.804476       5,946,591        0.83%      9.02%
  2003 ........................................        0.40%    805,623    8.993106       7,245,053        0.90%     26.21%
  2002 ........................................        0.40%    704,851    7.125335       5,022,300        0.75%    -19.12%
  2001 ........................................        0.40%    544,668    8.809927       4,798,485        0.50%    -10.52%
  2000 ........................................        0.40%    327,513    9.845729       3,224,604        0.28%     -9.14%
PIMCO VIT - All Asset Portfolio - Administrative Shares
  2004 ........................................        0.40%     13,676   11.197507         153,137        6.86%     11.98% 05/03/04
PIMCO VIT - Low Duration Portfolio - Administrative Shares
  2004 ........................................        0.40%  1,548,394   10.528355      16,302,042        1.29%      1.43%
  2003 ........................................        0.40%    427,929   10.379703       4,441,776        1.22%      1.94%
  2002 ........................................        0.40%     45,027   10.182621         458,493        0.26%      1.83% 09/03/02
PIMCO VIT - Real Return Portfolio - Administrative Shares
  2004 ........................................        0.40%    907,634   12.180321      11,055,273        1.03%      8.45%
  2003 ........................................        0.40%    604,652   11.230805       6,790,729        2.35%      8.42%
  2002 ........................................        0.40%     48,671   10.358691         504,168        0.39%      3.59% 08/30/02
PIMCO VIT - Total Return Portfolio - Administrative Shares
  2004 ........................................        0.40%  3,142,992   11.286156      35,472,298        1.92%      4.46%
  2003 ........................................        0.40%  2,117,582   10.804064      22,878,491        2.71%      4.62%
  2002 ........................................        0.40%    185,190   10.326715       1,912,404        0.98%      3.27% 08/30/02
Pioneer High Yield VCT Portfolio - Class I Shares
  2004 ........................................        0.40%    473,190   14.742883       6,976,185        5.59%      7.63%
  2003 ........................................        0.40%    105,483   13.697677       1,444,872        5.84%     32.26%
  2002 ........................................        0.40%        211   10.356990           2,185        1.76%      3.57% 09/03/02
Royce Capital Fund - Royce Micro-Cap Portfolio
  2004 ........................................        0.40%  1,033,530   17.022607      17,593,375        0.00%     13.39%
  2003 ........................................        0.40%    548,859   15.012271       8,239,620        0.00%     48.57%
  2002 ........................................        0.40%     43,606   10.104573         440,620        0.00%      1.05% 09/03/02

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                                  Contract                                           Investment
                                                   Expense                  Unit        Contract       Income      Total
                                                    Rate*       Units    Fair Value  Owners' Equity    Ratio**   Return***
                                                 ----------  ----------  ----------  --------------  ----------  ---------
  Strong Opportunity Fund II, Inc.
    2004 ......................................        0.40%    898,190  $11.065086  $    9,938,550        0.00%     17.75%
    2003 ......................................        0.40%  1,423,338    9.397220      13,375,420        0.08%     36.46%
    2002 ......................................        0.40%  1,740,569    6.886442      11,986,327        0.50%    -27.11%
    2001 ......................................        0.40%  1,042,724    9.447854       9,851,504        0.65%     -4.09%
    2000 ......................................        0.40%     72,473    9.828296         712,286        0.00%     -1.49% 05/01/00
  T. Rowe Price Equity Income Portfolio II
    2004 ......................................        0.40%  1,661,986   14.398668      23,930,385        1.46%     14.16%
    2003 ......................................        0.40%  1,166,336   12.612824      14,710,791        1.80%     24.67%
    2002 ......................................        0.40%     16,487   10.116880         166,797        0.77%      1.17% 09/03/02
  T. Rowe Price Mid Cap Growth Fund II
    2004 ......................................        0.40%    754,450   16.566668      12,498,723        0.00%     17.58%
    2003 ......................................        0.40%    513,748   14.089414       7,238,408        0.00%     37.54%
    2002 ......................................        0.40%     11,398   10.243767         116,758        0.00%      2.44% 09/03/02
  T .Rowe Price New America Growth Portfolio
    2004 ......................................        0.40%     19,964   10.794628         215,504        0.00%      7.95% 05/03/04
  Van Eck WIT - Worldwide Emerging Markets Fund
    2004 ......................................        0.40%     53,740   13.301843         714,841        0.53%     25.39%
    2003 ......................................        0.40%     69,877   10.608507         741,291        0.11%     53.57%
    2002 ......................................        0.40%    170,526    6.907806       1,177,961        0.21%     -3.29%
    2001 ......................................        0.40%     93,450    7.142729         667,488        0.00%     -2.20%
    2000 ......................................        0.40%     41,537    7.303734         303,375        0.00%    -42.10%
  Van Eck WIT - Worldwide Hard Assets Fund
    2004 ......................................        0.40%    153,946   14.093195       2,169,591        0.31%     23.73%
    2003 ......................................        0.40%    111,979   11.413041       1,278,021        0.41%     44.50%
    2002 ......................................        0.40%     38,434    7.898317         303,564        0.75%     -3.22%
    2001 ......................................        0.40%     13,391    8.161281         109,288        1.04%    -10.80%
    2000 ......................................        0.40%      3,041    9.149843          27,825        0.70%     10.96%
  Van Kampen UIF - Emerging Markets Debt Portfolio
    2004 ......................................        0.40%    122,976   16.107486       1,980,834        7.52%      9.62%
    2003 ......................................        0.40%    200,179   14.693571       2,941,344        0.00%     27.35%
    2002 ......................................        0.40%    159,659   11.537562       1,842,076        8.74%      8.79%
    2001 ......................................        0.40%     80,313   10.605749         851,780       10.76%      9.66%
    2000 ......................................        0.40%     28,939    9.671636         279,887       13.84%     10.94%
  Van Kampen UIF - Mid Cap Growth Portfolio
    2004 ......................................        0.40%     30,098    7.154160         215,326        0.00%     21.11%
    2003 ......................................        0.40%    142,586    5.907110         842,271        0.00%     41.20%
    2002 ......................................        0.40%    265,456    4.183540       1,110,546        0.00%    -31.43%
    2001 ......................................        0.40%    127,633    6.101338         778,732        0.00%    -29.60%
    2000 ......................................        0.40%      8,201    8.666239          71,072        0.00%    -13.34% 05/01/00
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A
    2004 ......................................        0.40%    716,826   22.046498      15,803,503        1.61%     35.85%
    2003 ......................................        0.40%    698,195   16.228488      11,330,649        0.00%     36.96%
    2002 ......................................        0.40%    636,267   11.848822       7,539,014        4.01%     -1.18%
    2001 ......................................        0.40%    318,295   11.990690       3,816,577        5.40%      9.40%
    2000 ......................................        0.40%    111,390   10.960329       1,220,871        8.01%      4.19%
                                                                                     --------------

Contract Owners' Equity Total By Year

  2004 .........................................................................     $ 3,677,896,359
                                                                                     ===============
  2003 .........................................................................     $ 3,032,894,231
                                                                                     ===============
  2002 .........................................................................     $ 2,276,440,710
                                                                                     ===============
  2001 .........................................................................     $ 2,087,035,414
                                                                                     ===============
  2000 .........................................................................     $ 1,414,892,441
                                                                                     ===============

                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4 (NOTES TO FINANCIAL STATEMENTS, Continued)

* This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

*** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
 Contract Owners of Nationwide VLI Separate Account-4:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                   PRSRT STD
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220     U.S. POSTAGE
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